UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-23746

DoubleLine ETF Trust

(Exact name of registrant as specified in charter)

2002 N. Tampa Street, Suite 200
Tampa, FL 33602
(Address of principal executive offices) (Zip code)

Ronald R. Redell, President
2002 N. Tampa Street, Suite 200
Tampa, FL 33602
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (813) 791-7333

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)   The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

Semi-Annual Shareholder Report

DoubleLine Opportunistic Core Bond ETF

 NYSE Arca: DBND   (Inception Date: March 31, 2022)

March 31, 2025

This semi-annual shareholder report contains important information about the DoubleLine Opportunistic Core Bond ETF (formerly known as DoubleLine Opportunistic Bond ETF) for the period of 10/1/2024 to 3/31/2025. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DBND	$24	0.45%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$426,156,578
  Number of Portfolio Holdings864
  Portfolio Turnover Rate20%

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

US Government and Agency Mortgage Backed Obligations	24.2
US Government and Agency Obligations	23.3
US Corporate Bonds	14.4
Asset Backed Obligations	9.3
Non-Agency Residential Collateralized Mortgage Obligations	8.3
Foreign Corporate Bonds	6.9
Non-Agency Commercial Mortgage Backed Obligations	3.9
Collateralized Loan Obligations	3.6
Short-Term Investments	2.6
Bank Loans	2.4
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.4
Other	0.7

Credit Quality Breakdown (% of Net Assets)

AAA	58.5
AA	2.7
A	8.7
BBB	15.7
BB	5.6
B	3.5
CCC and Below	1.1
Unrated Securities	2.1
Cash & Other	2.1
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Holdings (% of Net Assets)

U.S. Treasury Notes, 0.63%, 08/15/2030	5.6
U.S. Treasury Notes, 0.63%, 05/15/2030	5.3
U.S. Treasury Notes, 0.88%, 11/15/2030	4.6
U.S. Treasury Bonds, 1.38%, 11/15/2040	4.6
U.S. Treasury Notes, 0.75%, 01/31/2028	1.4
Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class, 4.27%	1.3
JPMorgan U.S. Government Money Market Fund - Class IM, 4.31%	1.3
U.S. Treasury Bonds, 1.13%, 05/15/2040	1.1
FHLMC STACR REMIC Trust, Series 2025-DNA1-M1 (SOFR 30 Day Average + 1.05%), 5.39%, 01/25/2045	1.0
U.S. Treasury Bills, 0.00%, 07/31/2025	0.9

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2025 DoubleLine Capital LP

DBND325

Semi-Annual Shareholder Report

DoubleLine Shiller CAPE® U.S. Equities ETF

 NYSE Arca: CAPE   (Inception Date: March 31, 2022)

March 31, 2025

This semi-annual shareholder report contains important information about the DoubleLine Shiller CAPE® U.S. Equities ETF for the period of 10/1/2024 to 3/31/2025. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
CAPE	$33	0.65%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$301,320,567
  Number of Portfolio Holdings177
  Portfolio Turnover Rate164%

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Consumer Staples	25.5
Communication Services	24.8
Financials	24.4
Consumer Discretionary	24.3
Real Estate	0.6
Short-Term Investments	0.3
Other	0.1

Portfolio Characteristics

Median Mkt Cap ($B)	$22.73
Average Mkt Cap ($B)	$97.00
Price-to-EarningsFootnote Reference1	21.93%
Price-to-Book	4.02%
Footnote Reference1 Forward 12-Month Price-to-Earnings Ratio.

Top Holdings (% of Net Assets)

Amazon.com, Inc.	5.0
Meta Platforms, Inc. - Class A	4.6
Tesla, Inc.	3.2
Costco Wholesale Corp.	2.5
Procter & Gamble Co. (The)	2.4
Walmart, Inc.	2.3
Alphabet, Inc. - Class A	2.2
Prologis, Inc.	1.9
American Tower Corp.	1.9
Alphabet, Inc. - Class C	1.8

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2025 DoubleLine Capital LP

CAPE325

Semi-Annual Shareholder Report

DoubleLine Commercial Real Estate ETF

 NYSE Arca: DCRE   (Inception Date: March 31, 2023)

March 31, 2025

This semi-annual shareholder report contains important information about the DoubleLine Commercial Real Estate ETF for the period of 10/1/2024 to 3/31/2025. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DCRE	$20	0.39%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$251,707,264
  Number of Portfolio Holdings218
  Portfolio Turnover Rate30%

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Non-Agency Commercial Mortgage Backed Obligations	65.0
Collateralized Loan Obligations	19.5
US Government and Agency Mortgage Backed Obligations	9.9
Short-Term Investments	4.0
Non-Agency Residential Collateralized Mortgage Obligations	1.3
Other	0.3

Credit Quality Breakdown (% of Net Assets)

AAA	83.5
AA	9.2
A	4.2
Cash & Other	3.1
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Holdings (% of Net Assets)

JPMorgan U.S. Government Money Market Fund - Class IM, 4.31%	2.0
Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class, 4.27%	2.0
FNMA, Pool BZ1029, 4.93%, 06/01/2029	1.8
FHLMC Multifamily Structured Pass-Through Certificates, Series K518-A2, 5.40%, 01/25/2029	1.6
FNMA, Pool BL2869, 2.79%, 07/01/2029	1.3
FNMA, Pool AN4952, 3.18%, 04/01/2027	1.2
FNMA, Pool AN5139, 3.13%, 04/01/2027	1.2
TRTX Issuer Ltd., Series 2022-FL5-A (CME Term SOFR 1 Month + 1.65%, 1.65% Floor), 5.97%, 02/15/2039	1.1
FHLMC Multifamily Structured Pass-Through Certificates, Series K741-A2, 1.60%, 12/25/2027	1.1
GS Mortgage Securities Trust, Series 2020-GC45-AAB, 2.84%, 02/13/2053	1.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2025 DoubleLine Capital LP

DCRE325

Semi-Annual Shareholder Report

DoubleLine Mortgage ETF

 NYSE Arca: DMBS   (Inception Date: March 31, 2023)

March 31, 2025

This semi-annual shareholder report contains important information about the DoubleLine Mortgage ETF for the period of 10/1/2024 to 3/31/2025. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DMBS	$19	0.39%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$388,765,136
  Number of Portfolio Holdings130
  Portfolio Turnover Rate113%

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

US Government and Agency Mortgage Backed Obligations	101.4
Non-Agency Residential Collateralized Mortgage Obligations	11.1
Short-Term Investments	5.3
Other	-17.8

Credit Quality Breakdown (% of Net Assets)

AAA	105.3
AA	3.1
A	0.1
BBB	4.0
Cash & Other	-12.5
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Holdings (% of Net Assets)

FNMA/FHLMC UMBS, 30 Year, Single Family, Pool, 2.50%, 04/25/2055	6.5
FNMA/FHLMC UMBS, 30 Year, Single Family, Pool, 3.00%, 04/25/2055	5.0
FNMA/FHLMC UMBS, 30 Year, Single Family, Pool, 5.50%, 04/25/2055	4.7
Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class, 4.27%	2.7
JPMorgan U.S. Government Money Market Fund - Class IM, 4.31%	2.7
FHLMC UMBS, Pool RJ3490, 6.00%, 02/01/2055	2.6
FNMA REMICS, Series 2025-18-FH (SOFR 30 Day Average + 1.40%, 1.40% Floor, 6.50% Cap), 5.74%, 08/25/2054	2.6
FNMA UMBS, Pool FA0950, 5.50%, 03/01/2055	2.6
FNMA UMBS, Pool MA5503, 5.50%, 10/01/2044	2.6
FNMA UMBS, Pool BU1061, 2.50%, 10/01/2051	2.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2025 DoubleLine Capital LP

DMBS325

Semi-Annual Shareholder Report

DoubleLine Commodity Strategy ETF

 NYSE Arca: DCMT   (Inception Date: January 31, 2024)

March 31, 2025

This semi-annual shareholder report contains important information about the DoubleLine Commodity Strategy ETF for the period of 10/1/2024 to 3/31/2025. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DCMT	$34	0.65%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$24,736,231
  Number of Portfolio Holdings23
  Portfolio Turnover Rate58%

What did the Fund invest in?

Collateral (% of Net Assets)

Treasury Bills	93.1
Cash	6.9

Commodity Exposure (% of Net Assets)

Energy	51.8
Agriculture	21.6
Precious Metals	10.1
Livestock	9.1
Industrial Metals	7.4
The Fund gained exposure to these allocations through the use of swap contracts.

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 0.00%, 05/13/2025	22.5
U.S. Treasury Bills, 0.00%, 07/31/2025	20.3
U.S. Treasury Bills, 0.00%, 05/08/2025	18.1
U.S. Treasury Bills, 0.00%, 04/22/2025	17.7
JPMorgan U.S. Government Money Market Fund - Class IM, 4.31%	4.4
Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class, 4.27%	4.4
U.S. Treasury Bills, 0.00%, 05/20/2025	4.0
U.S. Treasury Bills, 0.00%, 06/03/2025	4.0
U.S. Treasury Bills, 0.00%, 07/22/2025	4.0
U.S. Treasury Bills, 0.00%, 08/21/2025	2.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2025 DoubleLine Capital LP

DCMT325

Semi-Annual Shareholder Report

DoubleLine Fortune 500 Equal Weight ETF

 NYSE Arca: DFVE   (Inception Date: January 31, 2024)

March 31, 2025

This semi-annual shareholder report contains important information about the DoubleLine Fortune 500 Equal Weight ETF for the period of 10/1/2024 to 3/31/2025. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DFVE	$10	0.20%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$13,401,829
  Number of Portfolio Holdings460
  Portfolio Turnover Rate7%

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Consumer Discretionary	16.1
Industrials	16.0
Financials	14.8
Health Care	9.8
Consumer Staples	9.5
Information Technology	8.6
Materials	7.1
Energy	6.3
Utilities	5.9
Communication Services	4.3
Real Estate	1.3
Short-Term Investments	0.2
Other	0.1

Portfolio Characteristics

Median Market Cap ($B)	$28.31
Average Mkt Cap ($B)	$99.13
Price-to-EarningsFootnote Reference1	15.51%
Price-to-Book	2.35%
Footnote Reference1 Forward 12-Month Price-to-Earnings Ratio.

Top Holdings (% of Net Assets)

Concentrix Corp.	0.3
Dollar General Corp.	0.3
Celanese Corp. - Class A	0.3
Huntington Ingalls Industries, Inc.	0.3
Science Applications International Corp.	0.3
Mosaic Co. (The)	0.3
BJ's Wholesale Club Holdings, Inc.	0.3
AutoZone, Inc.	0.3
Newmont Corp.	0.3
ConocoPhillips	0.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2025 DoubleLine Capital LP

DFVE325

Semi-Annual Shareholder Report

DoubleLine Multi-Sector Income ETF

 NYSE Arca: DMX   (Inception Date: November 29, 2024)

March 31, 2025

This semi-annual shareholder report contains important information about the DoubleLine Multi-Sector Income ETF for the period of 11/29/2024 to 3/31/2025. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
DMX	$16	0.49%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2025. Expenses would be higher if the Fund had been in operations for the full period.
Footnote**	Annualized

Key Fund Statistics

  Net Assets$25,838,319
  Number of Portfolio Holdings229
  Portfolio Turnover Rate27%

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

US Corporate Bonds	32.6
Bank Loans	30.2
Non-Agency Commercial Mortgage Backed Obligations	11.1
Short-Term Investments	9.3
Non-Agency Residential Collateralized Mortgage Obligations	7.5
Collateralized Loan Obligations	7.3
Asset Backed Obligations	4.0
Foreign Corporate Bonds	3.5
Other	-5.5

Credit Quality Breakdown (% of Net Assets)

Investment Grade	34.0
Below Investment Grade	60.9
Unrated	1.3
Cash & Other	3.8
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Holdings (% of Net Assets)

Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class, 4.27%	4.6
JPMorgan U.S. Government Money Market Fund - Class IM, 4.31%	4.7
Bain Capital Credit CLO, Series 2018-2A-DR (CME Term SOFR 3 Month + 2.95%, 2.95% Floor), 7.24%, 07/19/2031	3.9
OBX Trust, Series 2024-NQM18-M1, 6.17%, 10/25/2064	2.4
Verus Securitization Trust, Series 2024-9-B1, 6.85%, 11/25/2069	2.4
Verus Securitization Trust, Series 2025-1-B1, 7.01%, 01/25/2070	1.9
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027	1.2
Lunar Structured Aircraft Portfolio Notes, Series 2021-1-B, 3.43%, 10/15/2046	1.1
XHR LP, 6.63%, 05/15/2030	1.0
Dividend Solar Loans LLC, Series 2017-1-C, 7.00%, 03/22/2038	1.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2025 DoubleLine Capital LP

DMX325

Semi-Annual Shareholder Report

DoubleLine Asset-Backed Securities ETF

 NYSE Arca: DABS   (Inception Date: February 28, 2025)

March 31, 2025

This semi-annual shareholder report contains important information about the DoubleLine Asset-Backed Securities ETF for the period of 2/28/2025 to 3/31/2025. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
DABS	$3	0.39%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2025. Expenses would be higher if the Fund had been in operations for the full period.
Footnote**	Annualized

Key Fund Statistics

  Net Assets$53,202,468
  Number of Portfolio Holdings47
  Portfolio Turnover Rate2%

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Specialized Finance	54.5
Diversified Financial Services	3.8
Consumer Finance	3.4
Short-Term Investments	0.4
Other	37.9

Credit Quality Breakdown (% of Net Assets)

AAA	3.0
AA	5.3
A	21.2
BBB	32.2
Cash & Other	38.3
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Holdings (% of Net Assets)

Lunar Structured Aircraft Portfolio Notes, Series 2021-1-B, 3.43%, 10/15/2046	2.6
SoFi Consumer Loan Program Trust, Series 2025-1-D, 5.72%, 02/27/2034	2.4
SoFi Consumer Loan Program Trust, Series 2025-1-C, 5.42%, 02/27/2034	2.4
GoodLeap Home Improvement Solutions Trust, Series 2025-1A-B, 6.27%, 02/20/2049	2.4
Willis Engine Structured Trust IV, Series 2018-A-A, 4.75%, 09/15/2043	2.3
CyrusOne Data Centers Issuer I LLC, Series 2024-2A-A2, 4.50%, 05/20/2049	2.3
Navigator Aviation Ltd., Series 2024-1-B, 6.09%, 08/15/2049	2.3
EWC Master Issuer LLC, Series 2022-1A-A2, 5.50%, 03/15/2052	2.3
Cologix Data Centers US Issuer LLC, Series 2021-1A-B, 3.79%, 12/26/2051	2.2
Affirm Asset Securitization Trust, Series 2023-X1-C, 8.25%, 11/15/2028	2.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2025 DoubleLine Capital LP

DABS325

(b) Not applicable.

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments

(a)   The Registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)   Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)   Copy of the most recent financial statements:

(b)   Included as part of the financial statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements
and Other Information
March 31, 2025
DoubleLine Opportunistic Core Bond ETF
NYSEARCA: DBND
DoubleLine Shiller CAPE® U.S. Equities ETF
NYSEARCA: CAPE
DoubleLine Commercial Real Estate ETF
NYSEARCA: DCRE
DoubleLine Mortgage ETF
NYSEARCA: DMBS
DoubleLine Commodity Strategy ETF
NYSEARCA: DCMT
DoubleLine Fortune 500 Equal Weight ETF
NYSEARCA: DFVE
DoubleLine Multi-Sector Income ETF
NYSEARCA: DMX
DoubleLine Asset-Backed Securities ETF
NYSEARCA: DABS
DoubleLine | | 2002 North Tampa Street, Suite 200 | | Tampa, FL 33602 | | (813) 791-7333
ETFinfo@doubleline.com | | www.doubleline.com

Semi-Annual Financial Statements and Other Information
|
March 31, 2025

Table of Contents
Page
Schedules of Investments 4
Statements of Assets and Liabilities 56
Statements of Operations 58
Statements of Changes in Net Assets 60
Financial Highlights 64
Notes to Financial Statements 72
Form N-CSR – Items 8-11 95

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Unaudited)
March 31, 2025

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 9.3%
Aaset LLC ,
452,787 Series 2022-1A-A 6.00%
(a)
05/16/2047 454,122
Aaset Ltd. ,
675,835 Series 2024-2A-B 6.61%
(a)
09/16/2049 694,083
Aaset Trust ,
412,675 Series 2021-2A-A 2.80%
(a)
01/15/2047 380,599
478,024 Series 2024-1A-A1 6.26%
(a)
05/16/2049 489,457
484,034 Series 2024-1A-B 6.90%
(a)
05/16/2049 505,205
745,350 Series 2025-1A-A 5.94%
(a)
02/16/2050 752,523
Affirm Asset Securitization Trust ,
650,000 Series 2024-X1-B 6.34%
(a)
05/15/2029 653,723
Aligned Data Centers Issuer LLC ,
600,000 Series 2023-1A-A2 6.00%
(a)
08/17/2048 605,925
AMSR Trust ,
2,100,000 Series 2023-SFR2-A 3.95%
(a)
06/17/2040 2,042,020
Avant Loans Funding Trust ,
600,000 Series 2024-REV1-B 6.17%
(a)
10/15/2033 610,013
1,300,000 Series 2025-REV1-C 6.06%
(a)
05/15/2034 1,303,599
Business Jet Securities LLC ,
475,816 Series 2024-2A-B 5.75%
(a)
09/15/2039 484,787
Carvana Auto Receivables Trust ,
226,562 Series 2023-P5-A2 5.77%
(a)
04/12/2027 226,899
Castlelake Aircraft Structured Trust ,
496,726 Series 2025-1A-A 5.78%
(a)
02/15/2050 500,248
Cloud Capital Holdco LP ,
500,000 Series 2024-2A-A2 5.92%
(a)
11/22/2049 505,428
Cologix Data Centers US Issuer LLC ,
750,000 Series 2021-1A-A2 3.30%
(a)
12/26/2051 718,457
Compass Datacenters Issuer II LLC ,
500,000 Series 2024-1A-B 7.00%
(a)
02/25/2049 510,024
250,000 Series 2024-2A-B2 6.00%
(a)
08/25/2049 249,468
Compass Datacenters Issuer III LLC ,
1,000,000 Series 2025-2A-A2 5.84%
(a)
02/25/2050 1,017,772
CyrusOne Data Centers Issuer I LLC ,
500,000 Series 2023-1A-A2 4.30%
(a)
04/20/2048 486,983
500,000 Series 2024-2A-A2 4.50%
(a)
05/20/2049 481,649
DataBank Issuer ,
500,000 Series 2023-1A-A2 5.12%
(a)
02/25/2053 495,196
Diamond Resorts Owner Trust ,
86,371 Series 2021-1A-A 1.51%
(a)
11/21/2033 85,125
Dividend Solar Loans LLC ,
411,145 Series 2018-1-B 4.29%
(a)
07/20/2038 374,507
EWC Master Issuer LLC ,
486,250 Series 2022-1A-A2 5.50%
(a)
03/15/2052 477,967
ExteNet Issuer LLC ,
500,000 Series 2024-1A-B 6.15%
(a)
07/25/2054 505,188
Hilton Grand Vacations Trust ,
139,280 Series 2022-1D-C 4.69%
(a)
06/20/2034 138,130
Horizon Aircraft Finance IV Ltd. ,
487,500 Series 2024-1-A 5.38%
(a)
09/15/2049 482,003
Hyundai Auto Receivables Trust ,
950,000 Series 2024-C-B 4.67% 01/15/2031 948,726
Invitation Homes Trust ,
1,167,000 Series 2024-SFR1-D 4.25%
(a)
09/17/2041 1,101,799
Jack in the Box Funding LLC ,
235,000 Series 2022-1A-A2II 4.14%
(a)
02/26/2052 211,035
Lendbuzz Securitization Trust ,
260,464 Series 2022-1A-A 4.22%
(a)
05/17/2027 259,760
Lunar Structured Aircraft Portfolio Notes ,
726,190 Series 2021-1-A 2.64%
(a)
10/15/2046 672,165
MetroNet Infrastructure Issuer LLC ,
300,000 Series 2023-1A-A2 6.56%
(a)
04/20/2053 308,452
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Mosaic Solar Loan Trust ,
483,603 Series 2018-2GS-A 4.20%
(a)
02/22/2044 445,487
Pagaya AI Debt Trust ,
36,599 Series 2023-3-A 7.60%
(a)
12/16/2030 36,678
228,984 Series 2023-5-B 7.63%
(a)
04/15/2031 229,313
251,007 Series 2024-1-A 6.66%
(a)
07/15/2031 253,520
Pret LLC ,
1,630,768 Series
2024-NPL6-A1 5.93%
(a)(b)
10/25/2054 1,629,203
PRET LLC ,
1,700,000 Series
2025-NPL2-A1 5.84%
(a)(b)
03/25/2055 1,702,031
Progress Residential Trust ,
2,683,812 Series 2024-SFR2-A 3.30%
(a)
04/17/2041 2,524,780
2,500,000 Series 2024-SFR4-C 3.33%
(a)
07/17/2041 2,303,810
Prosper Marketplace Issuance Trust ,
6,921 Series 2023-1A-A 7.06%
(a)
07/16/2029 6,925
Retained Vantage Data Centers Issuer LLC ,
500,000 Series 2023-1A-B 5.75%
(a)
09/15/2048 497,176
Sabey Data Center Issuer LLC ,
650,000 Series 2024-1-A2 6.00%
(a)
04/20/2049 659,702
SEB Funding LLC ,
498,750 Series 2021-1A-A2 4.97%
(a)
01/30/2052 487,436
SERVPRO Master Issuer LLC ,
495,000 Series 2024-1A-A2 6.17%
(a)
01/25/2054 507,003
SMB Private Education Loan Trust ,
565,495 Series 2021-A-B 2.31%
(a)
01/15/2053 545,346
SoFi Consumer Loan Program Trust ,
500,000 Series 2025-1-C 5.42%
(a)
02/27/2034 506,546
Subway Funding LLC ,
299,250 Series 2024-1A-A23 6.51%
(a)
07/30/2054 305,759
399,000 Series 2024-3A-A23 5.91%
(a)
07/30/2054 394,976
Switch ABS Issuer LLC ,
500,000 Series 2024-2A-B 6.20%
(a)
06/25/2054 500,915
Textainer Marine Containers VII Ltd. ,
330,400 Series 2024-1A-A 5.25%
(a)
08/20/2049 331,802
Theorem Funding Trust ,
67,126 Series 2023-1A-A 7.58%
(a)
04/15/2029 67,535
TierPoint Issuer LLC ,
500,000 Series 2023-1A-A2 6.00%
(a)
06/25/2053 500,331
Tricon Residential Trust ,
2,000,000 Series 2024-SFR3-C 5.25%
(a)
08/17/2041 1,975,146
USQ Rail III LLC ,
496,641 Series 2024-1A-A 4.99%
(a)
09/28/2054 488,305
VCAT LLC ,
953,080 Series
2025-NPL1-A1 5.88%
(a)(b)
01/25/2055 956,014
VOLT C LLC ,
152,748 Series
2021-NP10-A1 4.99%
(a)(b)
05/25/2051 152,817
192,033 Series
2021-NPL9-A1 4.99%
(a)(b)
05/25/2051 192,085
Washington Mutual WMABS Trust ,
3,518,127 Series 2007-HE2-
2A2 (CME Term
SOFR 1 Month
+ 0.55%, 0.44%
Floor ) 4.87% 02/25/2037 1,105,833
Zayo Issuer LLC ,
750,000 Series 2025-1A-B 6.09%
(a)
03/20/2055 758,357
Total Asset Backed Obligations
(Cost $39,032,080) 39,797,868

Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BANK LOANS 2.4%
1261229 BC Ltd. ,
25,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
6.25% ) 10.38% 09/25/2030 24,094
ABG Intermediate Holdings 2 LLC ,
100,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25% ) 6.57% 02/13/2032 99,021
Access CIG LLC ,
46,652 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.50%
Floor ) 8.54% 08/15/2028 46,723
Acrisure LLC ,
144,449 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.32% 11/06/2030 143,804
Acuris Finance U.S., Inc. ,
43,249 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75% ) 8.05% 02/16/2028 43,242
ADMI Corp. ,
64,107 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor ) 8.19% 12/23/2027 63,706
AI Aqua Merger Sub, Inc. ,
228,078 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor ) 7.32% 07/31/2028 226,270
Air Canada ,
44,550 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00% ) 6.32% 03/21/2031 44,118
Alliant Holdings Intermediate LLC ,
108,629 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.07% 09/19/2031 108,086
Allied Universal Holdco LLC ,
125,688 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor ) 8.17% 05/12/2028 125,698
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
AllSpring Buyer LLC ,
168,794 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.00%, 0.50%
Floor ) 7.31% 11/01/2030 168,837
Altice France SA ,
29,698 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
5.50% ) 9.80% 08/15/2028 26,695
AmWINS Group, Inc. ,
79,800 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.25%, 0.75%
Floor ) 6.57% 01/30/2032 79,258
Apple Bidco LLC ,
324,188 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.82% 09/23/2031 322,211
Applied Systems, Inc. ,
10,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 3 Month +
4.50% ) 8.80% 02/23/2032 10,240
Apro LLC ,
59,700 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75% ) 8.05% 07/09/2031 59,588
Ardonagh Group Finco Pty. Ltd. ,
15,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.75% ) 7.32% 02/18/2031 14,831
Ascend Learning LLC ,
139,282 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor ) 7.32% 12/11/2028 137,790
Aspire Bakeries Holdings LLC ,
59,698 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 8.57% 12/22/2030 59,922
AssuredPartners, Inc. ,
108,925 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor ) 7.82% 02/14/2031 109,175

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Asurion LLC ,
54,307 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 8.67% 08/21/2028 53,890
AthenaHealth Group, Inc. ,
188,288 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor ) 7.32% 02/15/2029 186,405
Aveanna Healthcare LLC ,
177,454 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor ) 8.16% 07/17/2028 174,460
Bausch + Lomb Corp. ,
162,615 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor ) 7.67% 05/10/2027 162,248
29,550 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.00% ) 8.32% 09/29/2028 29,513
BCPE Empire Holdings, Inc. ,
128,481 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor ) 7.57% 12/11/2030 126,875
Boxer Parent Co., Inc. ,
160,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00% ) 7.29% 07/30/2031 157,441
31,463 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 3 Month +
5.75% ) 10.04% 07/30/2032 30,441
Brand Industrial Services, Inc. ,
49,488 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.50%, 0.50%
Floor ) 8.79% 08/01/2030 46,945
Broadstreet Partners, Inc. ,
44,663 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.32% 06/16/2031 44,332
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Brown Group Holding LLC ,
34,634 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.50%, 0.50%
Floor ) 6.82% 07/01/2031 34,481
Camelot U.S. Acquisition LLC ,
41,845 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.07% 01/31/2031 41,330
Carnival Corp. ,
13,359 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.00%, 0.75%
Floor ) 6.32% 08/09/2027 13,355
Cengage Learning, Inc. ,
29,775 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50%; CME Term
SOFR 3 Month
+ 3.50%, 1.00%
Floor ) 7.83% 03/24/2031 29,575
Central Parent LLC ,
19,950 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.55% 07/06/2029 17,182
CHG Healthcare Services, Inc. ,
44,662 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.00%, 0.50%
Floor ) 7.31% 09/29/2028 44,653
Clarios Global LP ,
315,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.07% 01/28/2032 310,798
Clearwater Analytics LLC ,
15,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
2.25% ) 6.46% 02/09/2032 14,963
Cloud Software Group, Inc. ,
34,913 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor ) 8.08% 03/21/2031 34,620

Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
ClubCorp Holdings, Inc. ,
30,643 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
5.00% ) 9.56% 09/18/2026 30,735
Clydesdale Acquisition Holdings, Inc. ,
33,029 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.18%, 0.50%
Floor ) 7.50% 04/13/2029 32,924
34,399 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.25% ) 7.56% 03/26/2032 34,248
18 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.48% 04/01/2032 18
Cogentrix Finance Holdco I LLC ,
25,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.07% 02/13/2032 24,938
CommScope, Inc. ,
52,834 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
5.25% ) 9.57% 12/18/2029 52,691
Construction Partners, Inc. ,
70,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.83% 11/03/2031 69,708
Cotiviti, Inc. ,
84,003 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.07% 05/01/2031 82,323
85,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
2.75% ) 6.96% 03/29/2032 83,193
Creative Artists Agency LLC ,
9,975 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.07% 10/01/2031 9,959
Crown Finance U.S., Inc. ,
29,925 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
5.25% ) 9.57% 12/02/2031 29,805
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
CSC Holdings LLC ,
19,689 Senior Secured
First Lien Term
Loan (US Prime
Rate + 1.50% ) 9.00% 04/15/2027 18,553
DexKo Global, Inc. ,
54,617 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor ) 8.34% 10/04/2028 51,025
DG Investment Intermediate Holdings 2, Inc. ,
118,669 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor ) 8.19% 03/31/2028 118,273
DIRECTV Financing LLC ,
3,235 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 5.00%, 0.75%
Floor ) 9.55% 08/02/2027 3,244
EAB Global, Inc. ,
39,600 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.32% 08/16/2030 38,462
Eagle Parent Corp. ,
144,378 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.50%
Floor ) 8.55% 04/02/2029 137,726
Edelman Financial Engines Center LLC (The) ,
35,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 1 Month +
5.25% ) 9.57% 10/20/2028 35,114
EG Finco Ltd. ,
30,412 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.25% ) 8.56% 02/07/2028 30,464
EMRLD Borrower LP ,
64,675 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.80% 08/04/2031 64,161
Endeavor Operating Co. LLC ,
65,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.32% 03/24/2032 64,960

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Fertitta Entertainment LLC ,
197,362 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor ) 7.82% 01/29/2029 194,607
Fleetcor Technologies Operating Co. LLC ,
20,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
1.75% ) 5.95% 04/28/2028 19,970
Focus Financial Partners LLC ,
224,438 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.07% 09/15/2031 222,538
Gainwell Acquisition Corp. ,
110,756 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.00%, 0.75%
Floor ) 8.40% 10/01/2027 104,182
Garda World Security Corp. ,
19,146 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.32% 02/01/2029 19,102
GBT U.S. III LLC ,
39,900 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.80% 07/25/2031 39,759
Gen Digital, Inc. ,
100,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
1.75% ) 5.91% 02/13/2032 99,175
GFL Environmental Services, Inc. ,
125,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.82% 03/03/2032 124,063
GIP Pilot Acquisition Partners LP ,
19,867 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00% ) 6.30% 10/04/2030 19,815
Golden State Foods LLC ,
34,826 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 8.56% 12/04/2031 34,982
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Gray Media, Inc. ,
30,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.44% 12/01/2028 27,566
Great Outdoors Group LLC ,
178,278 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.75%
Floor ) 7.57% 01/23/2032 178,122
Hamilton Projects Acquiror LLC ,
14,430 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.32% 05/30/2031 14,436
Hexion Holdings Corp. ,
103,849 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.00%, 0.50%
Floor ) 8.32% 03/15/2029 101,197
Hightower Holding LLC ,
104,475 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00% ) 7.29% 02/03/2032 103,888
HUB International Ltd. ,
74,813 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 2.50%, 0.75%
Floor ) 6.79% 06/20/2030 74,584
Hunter Douglas, Inc. ,
72,704 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.25%, 0.50%
Floor ) 7.55% 01/16/2032 69,687
Husky Injection Molding Systems Ltd. ,
148,987 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
4.50% ) 8.78% 02/15/2029 148,537
INEOS U.S. Finance LLC ,
103,691 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.57% 02/18/2030 99,884
44,775 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.32% 02/07/2031 42,917

Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
INEOS U.S. Petrochem LLC ,
74,250 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 8.67% 04/02/2029 71,466
50,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 8.57% 10/07/2031 47,000
Kaman Corp. ,
127,931 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.75%; CME Term
SOFR 6 Month +
2.75% ) 7.05% 02/26/2032 126,385
Kaseya, Inc. ,
30,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.57% 03/05/2032 29,944
Kronos Acquisition Holdings, Inc. ,
54,725 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.00% ) 8.30% 06/27/2031 47,200
LBM Acquisition LLC ,
129,134 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor ) 8.17% 06/06/2031 119,578
LC Ahab U.S. Bidco LLC ,
64,837 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.32% 05/01/2031 64,432
Life Time, Inc. ,
49,875 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.80% 10/22/2031 49,819
LifePoint Health, Inc. ,
129,354 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75% ) 8.05% 05/19/2031 125,742
Lightning Power LLC ,
59,700 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.25% ) 6.55% 08/18/2031 59,443
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Lumen Technologies, Inc. ,
21,914 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.35% ) 6.79% 04/16/2029 21,116
Madison IAQ LLC ,
105,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month
+ 3.00%, 0.50%
Floor ) 7.57% 03/29/2032 104,147
Madison Safety & Flow LLC ,
34,825 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
2.75% ) 6.91% 09/26/2031 34,809
McAfee Corp. ,
44,549 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor ) 7.32% 03/01/2029 42,634
Medline Borrower LP ,
49,750 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.25%, 0.50%
Floor ) 6.57% 10/23/2028 49,712
MH Sub I LLC ,
37,601 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.25%, 0.50%
Floor ) 8.57% 12/31/2031 34,646
Minimax Viking GmbH ,
25,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25% ) 6.56% 02/20/2032 24,953
Mitchell International, Inc. ,
103,969 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor ) 7.57% 06/17/2031 102,880
35,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 1 Month
+ 5.25%, 0.50%
Floor ) 9.57% 06/07/2032 34,169
NEP Group, Inc. ,
110,179 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% + 1.50%
PIK) 7.82% 08/19/2026 102,792

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Olympus Water U.S. Holding Corp. ,
104,738 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.00%, 0.50%
Floor ) 7.34% 06/23/2031 103,264
OneDigital Borrower LLC ,
119,100 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor ) 7.32% 07/02/2031 118,482
Ontario Gaming GTA LP ,
29,634 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.50%
Floor ) 8.55% 08/01/2030 29,234
Opal LLC ,
235,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.25% ) 7.64% 03/31/2032 233,825
Oryx Midstream Services Permian Basin LLC ,
25,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.25%, 0.50%
Floor ) 6.57% 10/05/2028 25,010
Penn Entertainment, Inc. ,
127,110 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.50%, 0.50%
Floor ) 6.82% 05/03/2029 127,181
Peraton Corp. ,
44,762 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor ) 8.17% 02/01/2028 39,939
PetSmart LLC ,
103,896 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor ) 8.17% 02/11/2028 102,489
PointClickCare Technologies, Inc. ,
89,775 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.55% 11/03/2031 89,663
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Polaris Newco LLC ,
119,266 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor ) 8.30% 06/02/2028 114,452
Pregis TopCo LLC ,
49,093 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.00% ) 8.32% 07/31/2026 49,172
Quikrete Holdings, Inc. ,
24,562 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25% ) 6.57% 03/19/2029 24,361
80,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25% ) 6.57% 02/10/2032 79,202
Radiology Partners, Inc. ,
120,279 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50% + 1.50%
PIK) 8.09% 01/31/2029 116,058
RealPage, Inc. ,
30,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor ) 8.08% 04/24/2028 30,056
Reynolds Consumer Products LLC ,
70,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
1.75% ) 6.07% 03/04/2032 70,197
Sabre GLBL, Inc. ,
13,990 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 1.00%
Floor ) 7.94% 12/17/2027 13,518
40,850 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 6.00%, 1.00%
Floor ) 10.42% 11/15/2029 40,019
Savor Acquisition, Inc. ,
63,966 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.57% 02/19/2032 63,982

Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Sedgwick Claims Management Services, Inc. ,
84,788 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00% ) 7.31% 07/31/2031 84,609
Select Medical Corp. ,
49,875 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00% ) 6.32% 12/03/2031 49,875
Signia Aerospace LLC ,
106,154 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor ) 7.32% 12/11/2031 105,756
Six Flags Entertainment Corp. ,
39,700 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00% ) 6.32% 05/01/2031 39,616
Sotera Health Holdings LLC ,
109,450 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.55% 05/30/2031 109,382
Station Casinos LLC ,
39,600 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00% ) 6.32% 03/14/2031 39,439
StubHub Holdco Sub LLC ,
118,615 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.75% ) 9.07% 03/15/2030 118,318
SWF Holdings I Corp. ,
18,031 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.00% ) 8.44% 10/06/2028 14,886
Team Health Holdings, Inc. ,
49,713 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 5.25%, 1.00%
Floor ) 9.54% 03/02/2027 48,521
Tecta America Corp. ,
80,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.32% 02/18/2032 79,510
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
TransDigm, Inc. ,
49,501 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.80% 02/28/2031 49,284
UFC Holdings LLC ,
59,850 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.25% ) 6.58% 11/21/2031 59,767
Vantage Specialty Chemicals, Inc. ,
105,186 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.75%, 0.50%
Floor ) 9.07% 10/26/2026 101,789
Verde Purchaser LLC ,
24,937 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.00% ) 8.30% 11/30/2030 24,835
Vestis Corp. ,
29,094 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.25% ) 6.58% 02/24/2031 29,030
Victra Holdings LLC ,
49,375 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.75%
Floor ) 8.55% 03/30/2029 49,344
Wand NewCo 3, Inc. ,
116,760 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.82% 01/30/2031 115,199
WaterBridge Midstream Operating LLC ,
54,812 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.75% ) 9.05% 06/21/2029 54,467
WestJet Loyalty LP ,
79,200 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.58% 02/14/2031 76,448
White Cap Supply Holdings LLC ,
54,863 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.57% 10/19/2029 53,324

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Zayo Group Holdings, Inc. ,
20,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.44% 03/09/2027 18,664
30,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.25%, 0.50%
Floor ) 8.57% 03/09/2027 28,240
Zelis Payments Buyer, Inc. ,
69,825 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.57% 11/26/2031 69,738
Total Bank Loans
(Cost $10,475,944) 10,401,363
COLLATERALIZED LOAN OBLIGATIONS 3.7%
AREIT Ltd. ,
200,000 Series 2024-CRE9-B
(CME Term SOFR
1 Month + 2.54%,
2.54% Floor ) 6.86%
(a)
05/17/2041 200,405
Bain Capital Credit CLO Ltd. ,
500,000 Series 2023-4A-C
(CME Term SOFR
3 Month + 2.90%,
2.90% Floor ) 7.19%
(a)
10/21/2036 502,052
BDS LLC ,
280,000 Series 2022-FL11-B
(CME Term SOFR
1 Month + 2.35%,
2.35% Floor ) 6.67%
(a)
03/19/2039 282,323
Benefit Street Partners CLO XXXVI Ltd. ,
500,000 Series 2024-36A-D1
(CME Term SOFR
3 Month + 2.95%,
2.95% Floor ) 7.36%
(a)
01/25/2038 498,780
BRSP Ltd. ,
122,773 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.26%,
1.15% Floor ) 5.58%
(a)
08/19/2038 122,688
BSPRT Issuer Ltd. ,
270,000 Series 2023-FL10-B
(CME Term SOFR
1 Month + 3.27%,
3.27% Floor ) 7.58%
(a)
09/15/2035 271,446
CBAM Ltd. ,
500,000 Series 2017-2A-BR
(CME Term SOFR
3 Month + 2.11%,
1.85% Floor ) 6.41%
(a)
07/17/2034 499,017
Eaton Vance CLO Ltd. ,
500,000 Series
2013-1A-A23R
(CME Term SOFR
3 Month + 1.81%,
1.55% Floor ) 6.11%
(a)
01/15/2034 499,205
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Elmwood CLO 28 Ltd. ,
500,000 Series 2024-4A-D
(CME Term SOFR
3 Month + 3.30%,
3.30% Floor ) 7.60%
(a)
04/17/2037 504,354
Empower CLO Ltd. ,
500,000 Series 2023-2A-B
(CME Term SOFR
3 Month + 2.75%,
2.75% Floor ) 7.05%
(a)
07/15/2036 504,425
FS Rialto Issuer LLC ,
300,000 Series 2025-FL10-A
(CME Term SOFR
1 Month + 1.39%,
1.39% Floor ) 5.70%
(a)
08/19/2042 300,514
Greystone CRE Notes Ltd. ,
240,000 Series 2021-FL3-B
(CME Term SOFR
1 Month + 1.76%,
1.65% Floor ) 6.08%
(a)
07/15/2039 239,327
HGI CRE CLO Ltd. ,
300,000 Series 2021-FL1-C
(CME Term SOFR
1 Month + 1.81%,
1.81% Floor ) 6.13%
(a)
06/16/2036 299,198
KREF Ltd. ,
210,000 Series 2021-FL2-AS
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor ) 5.73%
(a)
02/15/2039 210,173
LoanCore Issuer Ltd. ,
151,200 Series 2021-CRE5-A
(CME Term SOFR
1 Month + 1.41%,
1.41% Floor ) 5.73%
(a)
07/15/2036 151,410
303,890 Series 2021-CRE6-A
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor ) 5.73%
(a)
11/15/2038 305,003
MF1 Multifamily Housing Mortgage Loan Trust ,
300,000 Series 2021-FL5-AS
(CME Term SOFR
1 Month + 1.31%,
1.31% Floor ) 5.63%
(a)
07/15/2036 299,486
100,075 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor ) 5.51%
(a)
10/16/2036 100,095
260,000 Series 2024-FL14-
AS (CME Term
SOFR 1 Month
+ 2.24%, 2.24%
Floor ) 6.56%
(a)
03/19/2039 261,243
280,000 Series 2024-FL15-A
(CME Term SOFR
1 Month + 1.69%,
1.69% Floor ) 6.00%
(a)
08/18/2041 281,020
Midocean Credit CLO IX ,
500,000 Series 2018-9A-D
(CME Term SOFR
3 Month + 3.56%,
3.30% Floor ) 7.85%
(a)
07/20/2031 501,020

Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Neuberger Berman Loan Advisers CLO 44 Ltd. ,
500,000 Series 2021-44A-DR
(CME Term SOFR
3 Month + 2.65%,
2.65% Floor ) 6.95%
(a)
10/16/2035 499,062
Octagon Investment Partners 45 Ltd. ,
500,000 Series 2019-1A-BR
(CME Term SOFR
3 Month + 1.85%,
1.85% Floor ) 6.15%
(a)
04/15/2035 499,754
Park Avenue Institutional Advisers CLO Ltd. ,
500,000 Series 2018-1A-BR
(CME Term SOFR
3 Month + 2.36%,
2.10% Floor ) 6.65%
(a)
10/20/2031 500,047
Race Point IX CLO Ltd. ,
1,000,000 Series 2015-9A-BR
(CME Term SOFR
3 Month + 2.41%,
0.26% Floor ) 6.71%
(a)
10/15/2030 1,002,302
Sound Point CLO XXXI Ltd. ,
500,000 Series 2021-3A-D
(CME Term SOFR
3 Month + 3.51%,
3.25% Floor ) 7.81%
(a)
10/25/2034 475,216
Steele Creek CLO Ltd. ,
196,805 Series 2017-1A-A
(CME Term SOFR
3 Month + 1.51% ) 5.81%
(a)
10/15/2030 196,716
STWD Ltd. ,
6,068 Series 2019-FL1-AS
(CME Term SOFR
1 Month + 1.51%,
1.51% Floor ) 5.83%
(a)
07/15/2038 6,065
101,729 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor ) 5.63%
(a)
04/18/2038 101,717
Trestles CLO VI Ltd. ,
1,000,000 Series 2023-6A-A1R
(CME Term SOFR
3 Month + 1.18%,
1.18% Floor ) 5.45%
(a)
04/25/2038 997,767
TRTX Issuer Ltd. ,
119,756 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor ) 5.63%
(a)
03/15/2038 119,805
Venture XXVI CLO Ltd. ,
308,695 Series 2017-26A-BR
(CME Term SOFR
3 Month + 1.96%,
1.70% Floor ) 6.25%
(a)
01/20/2029 308,998
Vibrant CLO IV-R Ltd. ,
500,000 Series 2024-4RA-D1
(CME Term SOFR
3 Month + 3.75%,
3.75% Floor ) 8.35%
(a)
10/20/2037 500,347
Voya CLO Ltd. ,
1,000,000 Series 2013-1A-BR
(CME Term SOFR
3 Month + 2.16% ) 6.46%
(a)
10/15/2030 1,000,817
500,000 Series 2014-4A-CR2
(CME Term SOFR
3 Month + 3.61% ) 7.90%
(a)
07/14/2031 501,592
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
500,000 Series 2021-1A-DR
(CME Term SOFR
3 Month + 2.80%,
2.80% Floor ) 7.10%
(a)
07/15/2034 496,277
Wind River CLO Ltd. ,
1,000,000 Series 2021-1A-D1R
(CME Term SOFR
3 Month + 3.95%,
3.95% Floor ) 8.24%
(a)
07/20/2037 1,008,192
500,000 Series
2021-3A-D1AR
(CME Term SOFR
3 Month + 3.00%,
3.00% Floor ) 7.27%
(a)
04/20/2038 497,087
Total Collateralized Loan Obligations
(Cost $15,369,667) 15,544,945
FOREIGN CORPORATE BONDS 6.9%
AUSTRALIA 0.3%
500,000 AngloGold Ashanti
Holdings plc 3.38% 11/01/2028 472,016
384,000 Glencore Funding
LLC 5.37%
(a)
04/04/2029 390,389
234,000 Rio Tinto Finance
USA plc 5.75% 03/14/2055 234,554
216,000 Westpac Banking
Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 1 Year +
1.20%) 5.62% 11/20/2035 214,687
1,311,646
BERMUDA 0.1%
457,000 Triton Container
International Ltd. 3.25% 03/15/2032 392,474
BRAZIL 0.9%
461,321 Acu Petroleo
Luxembourg Sarl 7.50% 01/13/2032 461,762
200,000 Banco do Brasil
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 10 Year
+ 4.40%) 8.75%
(c)
04/15/2025 203,878
400,000 Cosan Overseas
Ltd. 8.25%
(c)
05/05/2025 400,948
200,000 CSN Resources SA 5.88% 04/08/2032 162,416
319,460 Guara Norte Sarl 5.20% 06/15/2034 299,615
200,000 LD Celulose
International
GmbH 7.95%
(a)
01/26/2032 206,340
200,000 Movida Europe SA 7.85%
(a)
04/11/2029 178,392
451,260 MV24 Capital BV 6.75% 06/01/2034 436,805
200,000 NBM US Holdings,
Inc. 6.63% 08/06/2029 200,099
431,831 Prumo
Participacoes e
Investimentos
S/A 7.50% 12/31/2031 436,782
200,000 Raizen Fuels
Finance SA 5.70% 01/17/2035 190,180
600,000
Simpar Europe SA 5.20% 01/26/2031 474,001

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
173,000 Vale Overseas Ltd. 6.40% 06/28/2054 170,900
3,822,118
CANADA 0.6%
330,000 Bank of Montreal
(5 Year Swap
Rate USD +
1.43%) 3.80% 12/15/2032 318,864
228,000 Bell Canada (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.39%) 6.88% 09/15/2055 229,022
225,000 Brookfield Finance,
Inc. 5.81% 03/03/2055 219,704
233,000 Canadian Imperial
Bank of
Commerce (SOFR
+ 1.11%) 5.25% 01/13/2031 236,079
198,000 Element Fleet
Management
Corp. 5.04%
(a)
03/25/2030 198,131
30,000 Garda World
Security Corp. 4.63%
(a)
02/15/2027 29,229
35,000 Garda World
Security Corp. 6.00%
(a)
06/01/2029 32,859
180,000 Garda World
Security Corp. 8.25%
(a)
08/01/2032 175,935
395,000 Husky Injection
Molding Systems
Ltd. 9.00%
(a)
02/15/2029 396,227
70,000 Kronos Acquisition
Holdings, Inc. 8.25%
(a)
06/30/2031 62,180
438,000 Videotron Ltd. 5.70%
(a)
01/15/2035 437,731
2,335,961
CAYMAN ISLANDS 0.1%
530,000 Global Aircraft
Leasing Co. Ltd. 8.75%
(a)
09/01/2027 539,370
CHILE 0.3%
400,000 CAP SA 3.90% 04/27/2031 328,799
200,000 Chile Electricity Lux
MPC II Sarl 5.67%
(a)
10/20/2035 200,127
186,000 Chile Electricity Lux
MPC Sarl 6.01% 01/20/2033 191,115
194,834 Chile Electricity PEC
SpA 0.00% 01/25/2028 170,380
317,760 GNL Quintero SA 4.63% 07/31/2029 314,288
1,204,709
COLOMBIA 0.3%
177,083 AL Candelaria
Spain SA 7.50% 12/15/2028 177,936
250,000 AL Candelaria
Spain SA 5.75% 06/15/2033 215,154
200,000 Aris Mining Corp. 8.00%
(a)
10/31/2029 203,305
200,000 Bancolombia SA
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.32%) 8.63% 12/24/2034 211,581
200,000 Canacol Energy Ltd. 5.75% 11/24/2028 105,210
160,900 Fideicomiso PA
Pacifico Tres 8.25% 01/15/2035 163,314
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 Termocandelaria
Power SA 7.75%
(a)
09/17/2031 201,564
1,278,064
DOMINICAN REPUBLIC 0.1%
200,000 Aeropuertos
Dominicanos
Siglo XXI SA 7.00%
(a)
06/30/2034 200,903
GUATEMALA 0.3%
350,000 Banco Industrial
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.44%) 4.88% 01/29/2031 347,025
400,000 Energuate Trust 5.88% 05/03/2027 398,278
450,000 Millicom
International
Cellular SA 6.25% 03/25/2029 448,389
1,193,692
INDIA 0.5%
200,000 Adani Electricity
Mumbai Ltd. 3.95% 02/12/2030 171,212
200,000 Adani Electricity
Mumbai Ltd. 3.87% 07/22/2031 162,191
332,000 Adani International
Container
Terminal Pvt. Ltd. 3.00% 02/16/2031 284,411
200,000 Adani Ports &
Special Economic
Zone Ltd. 3.10% 02/02/2031 161,231
580,000 Adani Transmission
Step-One Ltd. 4.25% 05/21/2036 480,507
442,500 JSW Hydro Energy
Ltd. 4.13% 05/18/2031 397,460
400,000 JSW Infrastructure
Ltd. 4.95% 01/21/2029 385,427
2,042,439
INDONESIA 0.4%
200,000 Bank Negara
Indonesia
Persero Tbk. PT 3.75% 03/30/2026 195,686
200,000 Freeport Indonesia
PT 4.76% 04/14/2027 199,361
400,000 Indonesia Asahan
Aluminium PT 4.75% 05/15/2025 399,727
200,000 Medco Laurel Tree
Pte. Ltd. 6.95% 11/12/2028 197,066
200,000 Medco Oak Tree
Pte. Ltd. 7.38% 05/14/2026 200,942
300,000 Pertamina Persero
PT 1.40% 02/09/2026 291,368
1,484,150
IRELAND 0.2%
217,000 AerCap Ireland
Capital DAC (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.72%) 6.95% 03/10/2055 222,189
580,000 Avolon Holdings
Funding Ltd. 5.75%
(a)
03/01/2029 590,948

Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
140,000 GGAM Finance Ltd. 6.88%
(a)
04/15/2029 142,015
955,152
KUWAIT 0.0%
(d)
200,000 EQUATE
Petrochemical
Co. KSC 5.00% 05/18/2025 200,111
LUXEMBOURG 0.0%
(d)
169,000 ArcelorMittal SA 6.00% 06/17/2034 173,067
MEXICO 0.8%
200,000 Banco Mercantil
del Norte SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
4.07%) 8.38%
(a)(c)
05/20/2031 198,507
300,000 BBVA Mexico SA
Institucion De
Banca Multiple
Grupo Financiero
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.21%) 8.13% 01/08/2039 305,924
200,000 Buffalo Energy
Mexico Holdings 7.88%
(a)
02/15/2039 203,919
427,008 Cometa Energia SA
de CV 6.38% 04/24/2035 427,348
200,000 Comision Federal
de Electricidad 3.35% 02/09/2031 170,482
200,000 Comision Federal
de Electricidad 6.45%
(a)
01/24/2035 192,552
198,850 FIEMEX Energia -
Banco Actinver
SA Institucion de
Banca Multiple 7.25% 01/31/2041 197,011
397,700 FIEMEX Energia -
Banco Actinver
SA Institucion de
Banca Multiple 7.25%
(a)
01/31/2041 394,020
400,000 KUO SAB de CV 5.75% 07/07/2027 393,790
462,048 Mexico Generadora
de Energia S de rl 5.50% 12/06/2032 456,222
100,000 Petroleos
Mexicanos 6.75% 09/21/2047 68,477
200,000 Saavi Energia Sarl 8.88%
(a)
02/10/2035 202,590
346,908 Tierra Mojada
Luxembourg II
Sarl 5.75% 12/01/2040 323,036
3,533,878
MOROCCO 0.1%
400,000 OCP SA 6.75% 05/02/2034 411,612
PARAGUAY 0.3%
150,000 Banco Continental
SAECA 2.75% 12/10/2025 147,443
633,430 Bioceanico
Sovereign
Certificate Ltd. 0.00% 06/05/2034 494,075
200,000 Frigorifico
Concepcion SA 7.70% 07/21/2028 151,558
480,000 Rutas 2 & 7 Finance
Ltd. 0.00% 09/30/2036 341,676
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
300,000 Telefonica Celular
del Paraguay SA 5.88% 04/15/2027 299,324
1,434,076
PERU 0.8%
250,000 Banco de Credito
del Peru SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.00%) 3.13% 07/01/2030 248,370
141,000 Banco de Credito
del Peru SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.00%) 3.13%
(a)
07/01/2030 140,080
150,000 Banco de Credito
del Peru SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.45%) 3.25% 09/30/2031 144,915
400,000 Banco
Internacional
del Peru SAA
Interbank (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.71%) 4.00% 07/08/2030 398,441
150,000 Banco
Internacional
del Peru SAA
Interbank (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.07%) 6.40%
(a)
04/30/2035 152,982
500,000 InRetail Consumer 3.25% 03/22/2028 473,279
310,000 InRetail Shopping
Malls 5.75% 04/03/2028 308,550
200,000 Intercorp Financial
Services, Inc. 4.13% 10/19/2027 194,330
324,568 Lima Metro Line 2
Finance Ltd. 5.88% 07/05/2034 328,039
242,157 Lima Metro Line 2
Finance Ltd. 4.35% 04/05/2036 227,153
200,000 Minsur SA 4.50% 10/28/2031 184,345
400,000 Niagara Energy SAC 5.75% 10/03/2034 395,855
209,000 Orazul Energy Peru
SA 5.63% 04/28/2027 205,698
200,000 Petroleos del Peru
SA 5.63% 06/19/2047 126,250
3,528,287

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
SINGAPORE 0.3%
300,000 DBS Group
Holdings Ltd. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.10%) 1.82% 03/10/2031 292,274
400,000 Oversea-Chinese
Banking Corp.
Ltd. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
1.58%) 1.83% 09/10/2030 395,266
400,000 United Overseas
Bank Ltd. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.23%) 2.00% 10/14/2031 383,971
1,071,511
SOUTH AFRICA 0.1%
400,000 Gold Fields Orogen
Holdings BVI Ltd. 6.13% 05/15/2029 415,712
200,000 Sasol Financing
USA LLC 4.38% 09/18/2026 193,791
609,503
UNITED ARAB EMIRATES 0.1%
449,870 Galaxy Pipeline
Assets Bidco Ltd. 2.94% 09/30/2040 368,385
UNITED KINGDOM 0.2%
402,000 BAT Capital Corp. 4.54% 08/15/2047 321,407
120,000 Macquarie
Airfinance
Holdings Ltd. 5.20%
(a)
03/27/2028 120,186
254,000 Macquarie
Airfinance
Holdings Ltd. 5.15%
(a)
03/17/2030 250,659
165,000 Macquarie
Airfinance
Holdings Ltd. 6.50%
(a)
03/26/2031 171,964
864,216
VIETNAM 0.1%
381,226 Mong Duong
Finance Holdings
BV 5.13% 05/07/2029 369,724
Total Foreign Corporate Bonds
(Cost $28,986,408) 29,325,048
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN
GOVERNMENT SPONSORED CORPORATIONS 0.4%
COLOMBIA 0.1%
250,000 Republic of
Colombia 3.88% 04/25/2027 243,425
DOMINICAN REPUBLIC 0.1%
150,000 Dominican
Republic
Government
Bond 5.50% 02/22/2029 147,968
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
350,000 Dominican
Republic
Government
Bond 4.88% 09/23/2032 318,569
466,537
GUATEMALA 0.1%
200,000 Republic of
Guatemala 4.38% 06/05/2027 195,698
200,000 Republic of
Guatemala 4.88% 02/13/2028 196,279
391,977
MOROCCO 0.0%
(d)
200,000 Morocco
Government
Bond 4.00% 12/15/2050 136,380
PARAGUAY 0.0%
(d)
143,000 Republic of
Paraguay 4.70% 03/27/2027 141,727
PERU 0.1%
400,000 Peru Government
Bond 3.00% 01/15/2034 332,788
Total Foreign Government Bonds, Foreign
Agencies and Foreign Government Sponsored
Corporations
(Cost $1,704,891) 1,712,834
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 3.9%
1211 Avenue of the Americas Trust ,
260,000 Series
2015-1211-A1A2 3.90%
(a)
08/10/2035 255,580
280 Park Avenue Mortgage Trust ,
250,000 Series 2017-280P-A
(CME Term SOFR
1 Month + 1.18%,
1.13% Floor ) 5.50%
(a)
09/15/2034 245,523
BANK ,
300,000 Series 2018-BN11-C 4.37%
(e)
03/15/2061 273,309
200,000 Series
2018-BN14-A3 3.97% 09/15/2060 195,276
160,000 Series
2019-BN23-A3 2.92% 12/15/2052 146,725
299,416 Series
2020-BN26-A2 2.04% 03/15/2063 275,903
220,000 Series
2021-BN32-A4 2.35% 04/15/2054 194,444
260,445 Series
2021-BN33-A5 2.56% 05/15/2064 228,683
300,000 Series
2021-BN38-A5 2.52% 12/15/2064 258,064
307,000 Series
2022-BNK43-C 5.23%
(e)
08/15/2055 275,566
5,998,588 Series
2023-BNK46-XA 0.62%
(e)(f)
08/15/2056 220,983
Bank of America Merrill Lynch Commercial Mortgage Trust ,
266,000 Series 2016-UB10-C 4.82%
(e)
07/15/2049 257,806
197,912 Series
2017-BNK3-A3 3.31% 02/15/2050 193,264
BANK5 ,
11,900,552 Series
2023-5YR1-XA 0.27%
(e)(f)
04/15/2056 92,765
326,000 Series
2024-5YR10-AS 5.64% 10/15/2057 329,630
302,000 Series
2024-5YR9-A3 5.61% 08/15/2057 310,827

Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BBCMS Mortgage Trust ,
300,000 Series
2021-C11-ASB 2.11% 09/15/2054 275,850
300,000 Series 2021-C12-A5 2.69% 11/15/2054 262,148
180,000 Series 2021-C12-AS 2.90% 11/15/2054 155,244
250,000 Series 2021-C9-A5 2.30% 02/15/2054 218,745
100,000 Series 2022-C16-A5 4.60%
(e)
06/15/2055 97,913
200,000 Series 2022-C17-A5 4.44% 09/15/2055 193,941
250,000 Series 2023-C19-A5 5.45% 04/15/2056 257,216
314,000 Series
2024-5C29-A3 5.21% 09/15/2057 318,401
Benchmark Mortgage Trust ,
6,881,308 Series 2018-B2-XA 0.45%
(e)(f)
02/15/2051 67,420
350,000 Series 2019-B13-A3 2.70% 08/15/2057 321,462
139,776 Series
2019-B14-ASB 2.96% 12/15/2062 135,021
310,000 Series 2019-B15-A4 2.67% 12/15/2072 281,197
250,000 Series 2021-B31-A5 2.67% 12/15/2054 217,010
250,000 Series 2022-B35-C 4.44%
(e)
05/15/2055 199,431
200,000 Series 2023-B38-A4 5.52% 04/15/2056 206,200
7,092,814 Series 2023-V3-XA 0.81%
(e)(f)
07/15/2056 173,627
274,000 Series 2024-V8-A2 5.71% 07/15/2057 283,149
300,000 Series 2024-V9-A3 5.60% 08/15/2057 308,691
BMO Mortgage Trust ,
225,000 Series 2024-5C3-AS 6.29%
(e)
02/15/2057 233,185
309,000 Series 2024-5C6-A3 5.32% 09/15/2057 314,243
223,000 Series 2024-5C7-AS 5.89%
(e)
11/15/2057 228,668
BPR Trust ,
251,000 Series 2021-TY-A
(CME Term SOFR
1 Month + 1.16%,
1.05% Floor ) 5.48%
(a)
09/15/2038 250,189
CD Mortgage Trust ,
110,670 Series 2017-CD6-A3 3.10% 11/13/2050 107,670
CFCRE Commercial Mortgage Trust ,
182,689 Series 2016-C6-A2 2.95% 11/10/2049 179,067
300,000 Series 2016-C7-AM 4.16% 12/10/2054 288,508
Citigroup Commercial Mortgage Trust ,
309,822 Series 2017-P7-A3 3.44% 04/14/2050 303,959
289,813 Series 2018-B2-A3 3.74% 03/10/2051 284,330
272,432 Series 2018-C5-A3 3.96% 06/10/2051 266,172
100,000 Series
2022-GC48-A5 4.58%
(e)
05/15/2054 98,527
Commercial Mortgage Trust ,
205,000 Series 2016-DC2-C 4.66%
(e)
02/10/2049 199,341
CSMC Trust ,
273,000 Series 2021-B33-A2 3.17%
(a)
10/10/2043 239,263
DBJPM Mortgage Trust ,
250,000 Series 2020-C9-ASB 1.88% 08/15/2053 232,447
Del Amo Fashion Center Trust ,
250,000 Series 2017-AMO-C 3.64%
(a)(e)
06/05/2035 232,306
FIVE Mortgage Trust ,
250,000 Series 2023-V1-D 6.30%
(a)(e)
02/10/2056 240,303
GS Mortgage Securities Corp. Trust ,
250,000 Series 2023-SHIP-A 4.32%
(a)(e)
09/10/2038 248,162
GS Mortgage Securities Trust ,
9,295,274 Series 2017-GS7-XA 1.07%
(e)(f)
08/10/2050 171,798
250,000 Series
2019-GC42-A3 2.75% 09/10/2052 229,843
250,000 Series 2019-GSA1-C 3.80%
(e)
11/10/2052 224,969
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
380,000 Series 2015-JP1-AS 4.12%
(e)
01/15/2049 369,160
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
292,884 Series 2022-NLP-A
(CME Term SOFR
1 Month + 0.60%,
0.60% Floor ) 4.92%
(a)
04/15/2037 287,284
JPMCC Commercial Mortgage Securities Trust ,
7,900,879 Series 2017-JP6-XA 1.01%
(e)(f)
07/15/2050 113,697
LSTAR Commercial Mortgage Trust ,
21,331 Series 2015-3-D 3.33%
(a)(e)
04/20/2048 21,218
Morgan Stanley Bank of America Merrill Lynch Trust ,
250,000 Series 2016-C31-C 4.26%
(e)
11/15/2049 217,558
Morgan Stanley Capital I Trust ,
283,000 Series 2018-L1-C 4.78%
(e)
10/15/2051 266,381
MSWF Commercial Mortgage Trust ,
184,344 Series 2023-2-A1 5.96% 12/15/2056 187,058
NJ Trust ,
250,000 Series 2023-GSP-A 6.48%
(a)(e)
01/06/2029 262,302
255,000 Series
2025-WBRK-A 5.87%
(a)
03/05/2035 262,046
NYC Commercial Mortgage Trust ,
250,000 Series 2025-3BP-A
(CME Term SOFR
1 Month + 1.21%,
1.21% Floor ) 5.53%
(a)
02/15/2042 247,097
UBS Commercial Mortgage Trust ,
273,308 Series 2017-C4-A3 3.30% 10/15/2050 266,383
200,000 Series 2018-C8-C 4.68%
(e)
02/15/2051 179,866
VEGAS Trust ,
170,000 Series 2024-TI-A 5.52%
(a)
11/10/2039 171,282
Wells Fargo Commercial Mortgage Trust ,
250,000 Series
2015-LC22-A4 3.84% 09/15/2058 248,550
250,000 Series 2019-C50-C 4.35% 05/15/2052 219,521
210,000 Series 2020-C57-A4 2.12% 08/15/2053 184,154
266,981 Series 2020-C58-A3 1.81% 07/15/2053 234,106
246,000 Series 2021-C60-A3 2.06% 08/15/2054 214,579
250,000 Series 2024-C63-C 6.12%
(e)
08/15/2057 248,730
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $16,103,437) 16,500,936
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 8.3%
BRAVO Residential Funding Trust ,
1,062,159 Series
2023-NQM3-A1 4.85%
(a)(b)
09/25/2062 1,055,075
1,393,896 Series
2023-NQM5-A1 6.50%
(a)(b)
06/25/2063 1,405,010
Citigroup Mortgage Loan Trust ,
441,846 Series
2007-AR8-2A1A 5.29%
(e)
07/25/2037 393,912
COLT Mortgage Loan Trust ,
936,802 Series 2024-5-A2 5.38%
(a)(b)
08/25/2069 930,671
Connecticut Avenue Securities Trust ,
500,000 Series 2022-R01-
1M2 (SOFR 30
Day Average +
1.90% ) 6.24%
(a)
12/25/2041 504,674
1,138,368 Series 2024-R03-
2M1 (SOFR 30
Day Average +
1.15% ) 5.49%
(a)
03/25/2044 1,137,223
Cross Mortgage Trust ,
1,000,000 Series 2024-H1-M1 7.07%
(a)(e)
12/25/2068 1,013,615
Deephaven Residential Mortgage Trust ,
815,355 Series 2022-2-A1 4.30%
(a)(e)
03/25/2067 785,744

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
FHLMC STACR REMIC Trust ,
500,000 Series 2022-DNA2-
M1B (SOFR 30
Day Average +
2.40% ) 6.74%
(a)
02/25/2042 509,041
4,343,191 Series
2025-DNA1-M1
(SOFR 30 Day
Average + 1.05% ) 5.39%
(a)
01/25/2045 4,334,001
HOMES Trust ,
755,019 Series
2023-NQM1-A1 6.18%
(a)(b)
01/25/2068 756,130
Legacy Mortgage Asset Trust ,
368,621 Series 2021-GS2-A1 4.75%
(a)(b)
04/25/2061 368,485
New Residential Mortgage Loan Trust ,
743,736 Series
2019-RPL2-A1 3.25%
(a)(e)
02/25/2059 720,242
769,351 Series
2024-NQM1-A1 6.13%
(a)(b)
03/25/2064 774,342
OBX Trust ,
1,246,224 Series
2023-NQM10-A1 6.46%
(a)(b)
10/25/2063 1,260,221
731,385 Series
2023-NQM2-A1 6.32%
(a)(b)
01/25/2062 734,281
698,216 Series
2023-NQM3-A3 6.76%
(a)(b)
02/25/2063 703,359
2,285,822 Series
2024-NQM16-A2 5.73%
(a)(b)
10/25/2064 2,284,623
1,166,406 Series
2024-NQM6-A1 6.45%
(a)(b)
02/25/2064 1,179,932
PRPM LLC ,
1,378,046 Series 2024-4-A1 6.41%
(a)(b)
08/25/2029 1,381,700
PRPM Trust ,
1,417,423 Series
2024-NQM4-A1 5.67%
(a)(b)
12/26/2069 1,422,110
RFMSI Trust ,
1,255,494 Series 2006-S4-A7 6.00% 04/25/2036 1,006,331
Structured Asset Mortgage Investments II Trust ,
1,119,154 Series 2007-AR3-
1A3 (CME Term
SOFR 1 Month
+ 0.53%, 0.42%
Floor ) 4.85% 09/25/2047 973,891
Towd Point Mortgage Trust ,
1,433,314 Series 2018-5-A1 3.25%
(a)(e)
07/25/2058 1,367,967
1,990,876 Series 2020-2-A1A 1.64%
(a)(e)
04/25/2060 1,801,000
186,646 Series 2020-3-A1 3.09%
(a)(e)
02/25/2063 179,956
859,647 Series 2022-1-A1 3.75%
(a)(e)
07/25/2062 811,996
Verus Securitization Trust ,
427,934 Series 2021-8-A1 1.82%
(a)(e)
11/25/2066 389,657
918,848 Series 2023-4-A1 5.81%
(a)(b)
05/25/2068 920,433
685,610 Series
2023-INV1-A3 6.76%
(a)(b)
02/25/2068 689,113
2,058,126 Series
2023-INV3-A1 6.88%
(a)(e)
11/25/2068 2,088,385
952,913 Series 2024-1-A1 5.71%
(a)(b)
01/25/2069 954,673
WaMu Mortgage-Backed Pass-Through Certificates Trust ,
341,546 Series
2006-AR16-2A1 4.52%
(e)
12/25/2036 303,213
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Wells Fargo Mortgage-Backed Securities Trust ,
263,685 Series
2006-AR14-2A1 7.39%
(e)
10/25/2036 238,650
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $35,182,416) 35,379,656
US CORPORATE BONDS 14.4%
70,000 AAR Escrow Issuer
LLC 6.75%
(a)
03/15/2029 71,198
340,000 AbbVie, Inc. 4.70% 05/14/2045 307,270
165,000 Academy Ltd. 6.00%
(a)
11/15/2027 164,954
60,000 AdaptHealth LLC 5.13%
(a)
03/01/2030 54,757
155,000 Advanced Drainage
Systems, Inc. 6.38%
(a)
06/15/2030 155,812
90,000 AEP Texas, Inc. 5.45% 05/15/2029 92,149
160,000 Aethon United
BR LP 7.50%
(a)
10/01/2029 162,846
419,000 AGCO Corp. 5.80% 03/21/2034 425,129
376,000 Agree LP 5.63% 06/15/2034 380,675
95,000 Alliant Holdings
Intermediate LLC 6.75%
(a)
10/15/2027 94,728
90,000 Alliant Holdings
Intermediate LLC 6.50%
(a)
10/01/2031 88,464
70,000 Allied Universal
Holdco LLC 9.75%
(a)
07/15/2027 70,276
155,000 Allied Universal
Holdco LLC 7.88%
(a)
02/15/2031 157,103
108,000 Ally Financial,
Inc. (SOFR
Compounded
Index + 1.73%) 5.54% 01/17/2031 107,494
60,000 Amcor Flexibles
North America,
Inc. 5.10%
(a)
03/17/2030 60,512
85,000 Amentum
Holdings, Inc. 7.25%
(a)
08/01/2032 83,705
160,000 American Airlines,
Inc. 8.50%
(a)
05/15/2029 162,531
270,000 American Homes 4
Rent LP 5.50% 02/01/2034 270,441
205,000 American National
Group, Inc. 5.75% 10/01/2029 206,793
450,000 American Tower
Corp. 5.55% 07/15/2033 460,135
237,000 Americold Realty
Operating
Partnership LP 5.60% 05/15/2032 238,038
400,000 Amgen, Inc. 5.75% 03/02/2063 390,119
213,000 Amphenol Corp. 5.38% 11/15/2054 210,048
110,000 Anywhere Real
Estate Group LLC 7.00%
(a)
04/15/2030 97,940
105,000 APA Corp. 6.10%
(a)
02/15/2035 104,610
55,000 APH Somerset
Investor 2 LLC 7.88%
(a)
11/01/2029 54,259
329,000 AppLovin Corp. 5.38% 12/01/2031 330,802
145,000 Archrock Partners
LP 6.63%
(a)
09/01/2032 145,702
385,000 Ares Capital Corp. 5.95% 07/15/2029 391,437
100,000 Ares Strategic
Income Fund 6.35%
(a)
08/15/2029 101,573
100,000 Ares Strategic
Income Fund 5.60%
(a)
02/15/2030 98,608
145,000 Arizona Public
Service Co. 5.70% 08/15/2034 147,916

Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
262,000 Arrow Electronics,
Inc. 5.88% 04/10/2034 265,357
120,000 Arthur J Gallagher
& Co. 4.85% 12/15/2029 120,885
256,000 Arthur J Gallagher
& Co. 5.15% 02/15/2035 253,914
220,000 AssuredPartners,
Inc. 5.63%
(a)
01/15/2029 219,677
659,000 AT&T, Inc. 3.50% 09/15/2053 449,713
237,000 AthenaHealth
Group, Inc. 6.50%
(a)
02/15/2030 222,516
457,000 Athene Global
Funding 4.72%
(a)
10/08/2029 451,119
421,000 Athene Holding
Ltd. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.61%) 6.63% 10/15/2054 417,944
140,000 Atlassian Corp. 5.25% 05/15/2029 142,580
231,000 AutoNation, Inc. 5.89% 03/15/2035 230,691
256,000 Aviation Capital
Group LLC 5.38%
(a)
07/15/2029 258,146
30,000 Avient Corp. 6.25%
(a)
11/01/2031 29,743
90,000 Azorra Finance Ltd. 7.75%
(a)
04/15/2030 89,806
125,000 Bank of America
Corp. (SOFR +
1.65%) 5.47% 01/23/2035 126,872
232,000 Bank of America
Corp. (SOFR +
1.70%) 5.74% 02/12/2036 231,643
673,000 Bank of America
Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.20%) 2.48% 09/21/2036 561,460
194,000 Bank of New
York Mellon
Corp. (The) (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.30%) 6.30%
(c)
03/20/2030 199,320
290,000 Bank of New York
Mellon Corp.
(The) (SOFR +
1.23%) 5.06% 07/22/2032 293,137
189,000 Bausch + Lomb
Corp. 8.38%
(a)
10/01/2028 196,324
65,000 Bausch Health Cos.,
Inc. 4.88%
(a)
06/01/2028 52,563
60,000 Bausch Health Cos.,
Inc. 5.25%
(a)
01/30/2030 35,627
260,000 BCPE Empire
Holdings, Inc. 7.63%
(a)
05/01/2027 256,019
317,000 Black Hills Corp. 6.00% 01/15/2035 328,327
65,000 Blue Racer
Midstream LLC 7.25%
(a)
07/15/2032 67,290
85,000 Brand Industrial
Services, Inc. 10.38%
(a)
08/01/2030 81,196
485,000 Broadcom, Inc. 3.50%
(a)
02/15/2041 380,015
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
410,000 Brown & Brown,
Inc. 2.38% 03/15/2031 352,229
195,000 Buckeye Partners
LP 6.88%
(a)
07/01/2029 198,382
155,000 Builders
FirstSource, Inc. 6.38%
(a)
03/01/2034 154,002
224,000 Bunge Ltd. Finance
Corp. 4.65% 09/17/2034 216,639
168,000 Burlington
Northern Santa
Fe LLC 5.50% 03/15/2055 167,545
210,000 Caesars
Entertainment,
Inc. 6.00%
(a)
10/15/2032 196,292
170,000 Campbell's Co.
(The) 5.40% 03/21/2034 171,373
192,000 Cardinal Health,
Inc. 4.60% 03/15/2043 165,790
27,000 Cardinal Health,
Inc. 4.50% 11/15/2044 22,779
73,000 Carnival Corp. 6.13%
(a)
02/15/2033 71,992
120,858 Carvana Co.
(12.00% PIK) 9.00%
(a)
12/01/2028 122,782
30,000 Carvana Co.
(13.00% PIK) 9.00%
(a)
06/01/2030 31,300
125,000 CCO Holdings LLC 5.13%
(a)
05/01/2027 123,215
100,000 CCO Holdings LLC 4.75%
(a)
03/01/2030 92,838
95,000 CCO Holdings LLC 4.75%
(a)
02/01/2032 84,464
50,000 Celanese US
Holdings LLC 6.50% 04/15/2030 49,680
50,000 Celanese US
Holdings LLC 6.75% 04/15/2033 48,585
506,000 Centene Corp. 3.00% 10/15/2030 443,043
50,000 Central Parent LLC 8.00%
(a)
06/15/2029 43,934
240,000 CF Industries, Inc. 5.38% 03/15/2044 219,870
460,000 Cheniere Energy
Partners LP 4.00% 03/01/2031 431,608
541,000 Cheniere Energy,
Inc. 4.63% 10/15/2028 535,407
195,000 Chord Energy Corp. 6.75%
(a)
03/15/2033 194,155
125,000 CHS/Community
Health Systems,
Inc. 6.00%
(a)
01/15/2029 111,218
481,000 Citigroup, Inc.
(SOFR + 1.35%) 3.06% 01/25/2033 421,824
405,000 Citigroup, Inc. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.73%) 5.41% 09/19/2039 387,585
70,000 Civitas Resources,
Inc. 8.38%
(a)
07/01/2028 72,327
185,000 Clarios Global LP 6.75%
(a)
02/15/2030 186,924
25,000 Clear Channel
Outdoor
Holdings, Inc. 7.75%
(a)
04/15/2028 21,520
90,000 Clear Channel
Outdoor
Holdings, Inc. 7.50%
(a)
06/01/2029 74,438
40,000 Clydesdale
Acquisition
Holdings, Inc. 6.75%
(a)
04/15/2032 40,309
60,000 CNX Resources
Corp. 6.00%
(a)
01/15/2029 59,290

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
115,000 Comerica, Inc.
(SOFR + 2.16%) 5.98% 01/30/2030 116,896
95,000 CommScope LLC 9.50%
(a)
12/15/2031 97,937
225,000 Consolidated
Communications,
Inc. 5.00%
(a)
10/01/2028 211,199
115,000 Cornerstone
Building Brands,
Inc. 9.50%
(a)
08/15/2029 95,797
65,000 Cougar JV
Subsidiary LLC 8.00%
(a)
05/15/2032 67,090
136,000 CSX Corp. 5.05% 06/15/2035 135,503
400,000 CSX Corp. 3.80% 11/01/2046 312,871
90,000 Dcli Bidco LLC 7.75%
(a)
11/15/2029 92,727
160,000 Dealer Tire LLC 8.00%
(a)
02/01/2028 156,110
373,000 Dell, Inc. 6.50% 04/15/2038 393,980
232,000 Devon Energy Corp. 5.75% 09/15/2054 212,568
145,000 Directv Financing
LLC 5.88%
(a)
08/15/2027 140,647
90,000 DISH DBS Corp. 5.75%
(a)
12/01/2028 76,070
35,000 DISH DBS Corp. 5.13% 06/01/2029 22,881
214,000 Dominion Energy,
Inc. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.21%) 6.63% 05/15/2055 213,032
120,000 Dornoch Debt
Merger Sub, Inc. 6.63%
(a)
10/15/2029 91,400
465,000 DR Horton, Inc. 5.00% 10/15/2034 453,396
111,000 DT Midstream, Inc. 4.13%
(a)
06/15/2029 104,567
246,000 DTE Energy Co. 5.85% 06/01/2034 254,463
105,000 Duke Energy Corp. 5.00% 08/15/2052 91,688
384,000 Duke Energy Corp. 5.80% 06/15/2054 376,115
242,000 Eastern Energy Gas
Holdings LLC 5.65% 10/15/2054 233,837
70,000 EchoStar Corp. 10.75% 11/30/2029 73,616
210,000 Elevance Health,
Inc. 4.55% 05/15/2052 172,802
165,000 Ellucian Holdings,
Inc. 6.50%
(a)
12/01/2029 162,678
115,000 EMRLD Borrower
LP 6.63%
(a)
12/15/2030 115,195
411,000 Energy Transfer LP 5.95% 05/15/2054 392,773
192,000 Energy Transfer
LP (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.83%) 7.13% 10/01/2054 195,100
350,000 Entergy Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.67%) 7.13% 12/01/2054 355,159
439,000 Entergy Louisiana
LLC 5.80% 03/15/2055 437,276
170,000 Equinix, Inc. 3.90% 04/15/2032 158,557
340,000 Equinix, Inc. 2.95% 09/15/2051 210,671
175,000 Eversource Energy 5.50% 01/01/2034 175,906
241,000 Expand Energy
Corp. 6.75%
(a)
04/15/2029 244,188
386,000 Expedia Group, Inc. 3.80% 02/15/2028 376,527
273,000 Expedia Group, Inc. 5.40% 02/15/2035 272,084
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
230,000 Extra Space Storage
LP 5.40% 06/15/2035 228,789
75,000 Fertitta
Entertainment
LLC 6.75%
(a)
01/15/2030 64,923
335,000 Fiserv, Inc. 5.45% 03/15/2034 339,779
234,000 Flowers Foods, Inc. 5.75% 03/15/2035 236,132
160,000 Fortress
Transportation
and
Infrastructure
Investors LLC 5.88%
(a)
04/15/2033 153,061
75,000 Freedom Mortgage
Holdings LLC 8.38%
(a)
04/01/2032 73,346
75,000 Frontier
Communications
Holdings LLC 6.75%
(a)
05/01/2029 75,436
90,000 Full House Resorts,
Inc. 8.25%
(a)
02/15/2028 89,026
125,000 GATX Corp. 5.50% 06/15/2035 125,069
300,000 GCC SAB de CV 3.61% 04/20/2032 261,036
131,000 General Motors
Financial Co., Inc. 5.63% 04/04/2032 129,623
260,000 Genesee &
Wyoming, Inc. 6.25%
(a)
04/15/2032 260,121
402,000 Genuine Parts Co. 4.95% 08/15/2029 403,470
170,000 Global Payments,
Inc. 4.95% 08/15/2027 171,468
95,000 Goat Holdco LLC 6.75%
(a)
02/01/2032 93,066
595,000 Goldman Sachs
Group, Inc. (The)
(SOFR + 0.82%) 5.19% 09/10/2027 596,307
229,000 Goldman Sachs
Group, Inc. (The)
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.46%) 6.85%
(c)
02/10/2030 232,434
125,000 Golub Capital BDC,
Inc. 2.05% 02/15/2027 117,815
70,000 Gray Media, Inc. 10.50%
(a)
07/15/2029 72,995
315,000 Griffon Corp. 5.75% 03/01/2028 308,600
155,000 Gulfport Energy
Operating Corp. 6.75%
(a)
09/01/2029 157,256
130,000 Harvest Midstream
I LP 7.50%
(a)
05/15/2032 133,684
110,000 Hess Midstream
Operations LP 5.88%
(a)
03/01/2028 110,583
225,000 Hess Midstream
Operations LP 5.50%
(a)
10/15/2030 220,523
487,000 Hewlett Packard
Enterprise Co. 5.00% 10/15/2034 474,635
225,000 Hexcel Corp. 5.88% 02/26/2035 229,367
132,000 HF Sinclair Corp. 5.75% 01/15/2031 133,735
95,000 Hilcorp Energy I LP 7.25%
(a)
02/15/2035 90,847
340,000 Host Hotels &
Resorts LP 5.70% 07/01/2034 340,359
95,000 HUB International
Ltd. 7.25%
(a)
06/15/2030 97,914
111,000 Huntington
Bancshares, Inc.
(SOFR + 1.28%) 5.27% 01/15/2031 112,207

Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
105,000 Huntington
Bancshares,
Inc. (SOFR
Compounded
Index + 1.87%) 5.71% 02/02/2035 106,163
320,000 Hyatt Hotels Corp. 5.25% 06/30/2029 323,223
410,000 Hyundai Capital
America 5.30%
(a)
01/08/2029 414,042
145,000 Illuminate Buyer
LLC 9.00%
(a)
07/01/2028 144,288
225,000 IQVIA, Inc. 6.25% 02/01/2029 234,475
210,000 Iron Mountain, Inc. 7.00%
(a)
02/15/2029 214,939
35,000 Iron Mountain, Inc. 6.25%
(a)
01/15/2033 34,688
336,000 JBS USA Holding
Lux Sarl 3.75% 12/01/2031 307,610
80,000 JetBlue Airways
Corp. 9.88%
(a)
09/20/2031 79,035
184,000 JPMorgan Chase
& Co. (SOFR +
0.90%) 5.14% 01/24/2031 186,909
113,000 KeyCorp (SOFR
Compounded
Index + 2.06%) 4.79% 06/01/2033 108,406
389,000 Kinder Morgan
Energy Partners
LP 6.95% 01/15/2038 428,992
210,000 Kinetik Holdings LP 5.88%
(a)
06/15/2030 207,965
120,000 Kodiak Gas Services
LLC 7.25%
(a)
02/15/2029 122,418
590,000 Kyndryl Holdings,
Inc. 4.10% 10/15/2041 457,769
386,000 Laboratory Corp. of
America Holdings 4.55% 04/01/2032 375,874
146,000 Level 3 Financing,
Inc. 10.50%
(a)
04/15/2029 161,330
175,000 Level 3 Financing,
Inc. 4.50%
(a)
04/01/2030 140,875
235,000 Life Time, Inc. 6.00%
(a)
11/15/2031 233,146
165,000 LifePoint Health,
Inc. 10.00%
(a)
06/01/2032 157,601
50,000 Light & Wonder
International,
Inc. 7.25%
(a)
11/15/2029 50,725
85,000 Lightning Power
LLC 7.25%
(a)
08/15/2032 87,585
95,000 Lowe's Cos., Inc. 5.63% 04/15/2053 91,768
201,000 M&T Bank Corp.
(SOFR + 2.26%) 6.08% 03/13/2032 208,249
180,000 Madison IAQ LLC 5.88%
(a)
06/30/2029 170,218
195,000 Markel Group, Inc. 6.00% 05/16/2054 196,863
320,000 Marriott
International,
Inc. 5.30% 05/15/2034 319,509
235,000 Mars, Inc. 5.70%
(a)
05/01/2055 234,969
358,000 Marvell
Technology, Inc. 5.95% 09/15/2033 373,596
224,000 MasTec, Inc. 5.90% 06/15/2029 229,596
100,000 Matador Resources
Co. 6.50%
(a)
04/15/2032 99,185
75,000 Match Group
Holdings II LLC 5.00%
(a)
12/15/2027 73,590
40,000 Mavis Tire Express
Services Topco
Corp. 6.50%
(a)
05/15/2029 37,906
155,000 McDonald's Corp. 5.45% 08/14/2053 150,021
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
55,000 McGraw-Hill
Education, Inc. 5.75%
(a)
08/01/2028 53,757
45,000 McGraw-Hill
Education, Inc. 7.38%
(a)
09/01/2031 45,294
150,000 Medline Borrower
LP 5.25%
(a)
10/01/2029 144,040
127,000 Meritage Homes
Corp. 5.65% 03/15/2035 125,115
470,000 MetLife, Inc. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.08%) 6.35% 03/15/2055 471,598
35,000 Michaels Cos., Inc.
(The) 5.25%
(a)
05/01/2028 24,202
30,000 Michaels Cos., Inc.
(The) 7.88%
(a)
05/01/2029 16,065
309,000 Micron Technology,
Inc. 5.80% 01/15/2035 316,557
135,000 Midwest Gaming
Borrower LLC 4.88%
(a)
05/01/2029 126,803
135,000 Miter Brands
Acquisition
Holdco, Inc. 6.75%
(a)
04/01/2032 133,887
107,000 Morgan Stanley
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.43%) 5.95% 01/19/2038 108,202
209,000 Morgan Stanley
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
1.80%) 5.94% 02/07/2039 211,073
157,000 MPLX LP 5.50% 06/01/2034 156,495
110,000 Nabors Industries,
Inc. 9.13%
(a)
01/31/2030 110,142
89,000 National Fuel Gas
Co. 5.95% 03/15/2035 90,747
56,000 Nationstar
Mortgage
Holdings, Inc. 5.75%
(a)
11/15/2031 56,032
265,000 NCL Corp. Ltd. 6.75%
(a)
02/01/2032 261,952
240,000 NetApp, Inc. 2.70% 06/22/2030 214,797
261,000 Netflix, Inc. 5.40% 08/15/2054 256,253
211,000 NextEra Energy
Capital Holdings,
Inc. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.46%) 6.75% 06/15/2054 215,905
95,000 NGL Energy
Operating LLC 8.13%
(a)
02/15/2029 95,741
340,000 NiSource, Inc. 5.35% 04/01/2034 341,236
214,000 NiSource, Inc. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.45%) 6.95% 11/30/2054 217,507
197,000 NiSource, Inc. 5.85% 04/01/2055 196,002

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
355,000 Northrop
Grumman Corp. 5.20% 06/01/2054 332,737
270,000 Novelis, Inc. 6.88%
(a)
01/30/2030 274,039
100,000 NRG Energy, Inc. 6.00%
(a)
02/01/2033 97,388
80,000 NuStar Logistics LP 6.00% 06/01/2026 80,418
210,000 Occidental
Petroleum Corp. 5.38% 01/01/2032 207,058
239,000 Oklahoma Gas and
Electric Co. 5.80% 04/01/2055 238,468
75,000 Olin Corp. 6.63%
(a)
04/01/2033 72,965
245,000 Omega Healthcare
Investors, Inc. 4.75% 01/15/2028 244,503
165,000 OneMain Finance
Corp. 7.50% 05/15/2031 168,028
189,000 ONEOK, Inc. 5.38% 06/01/2029 191,988
363,000 ONEOK, Inc. 5.65% 09/01/2034 366,108
328,000 ONEOK, Inc. 6.63% 09/01/2053 343,458
252,000 Oracle Corp. 3.80% 11/15/2037 212,448
228,000 Oracle Corp. 5.38% 09/27/2054 208,068
176,000 O'Reilly
Automotive, Inc. 5.00% 08/19/2034 173,037
99,000 Outfront Media
Capital LLC 7.38%
(a)
02/15/2031 103,198
160,000 Owens Corning 5.70% 06/15/2034 164,533
60,000 Pactiv Evergreen
Group Issuer LLC 4.38%
(a)
10/15/2028 61,313
200,000 Panther Escrow
Issuer LLC 7.13%
(a)
06/01/2031 203,916
405,000 Park Intermediate
Holdings LLC 7.00%
(a)
02/01/2030 408,339
155,000 PennyMac Financial
Services, Inc. 7.88%
(a)
12/15/2029 161,382
432,000 Penske Truck
Leasing Co. LP 5.25%
(a)
02/01/2030 437,379
135,000 Performance Food
Group, Inc. 6.13%
(a)
09/15/2032 134,354
65,000 Permian Resources
Operating LLC 7.00%
(a)
01/15/2032 66,524
216,000 Permian Resources
Operating LLC 6.25%
(a)
02/01/2033 215,315
350,000 PetSmart, Inc. 7.75%
(a)
02/15/2029 321,690
175,000 Philip Morris
International,
Inc. 5.25% 02/13/2034 176,703
115,000 Pike Corp. 8.63%
(a)
01/31/2031 121,331
115,000 Post Holdings, Inc. 6.38%
(a)
03/01/2033 113,369
291,000 Prudential
Financial, Inc. 5.20% 03/14/2035 291,507
230,000 Qorvo, Inc. 3.38%
(a)
04/01/2031 201,875
430,000 Quanta Services,
Inc. 5.25% 08/09/2034 425,164
373,000 Quest Diagnostics,
Inc. 5.00% 12/15/2034 367,358
165,000 Quikrete Holdings,
Inc. 6.75%
(a)
03/01/2033 164,399
122,099 Radiology Partners,
Inc. (4.28% Cash
+ 3.50% PIK) 7.78%
(a)
01/31/2029 119,760
170,000 Regal Rexnord
Corp. 6.05% 02/15/2026 171,318
220,000 Regal Rexnord
Corp. 6.05% 04/15/2028 225,759
283,000 Republic Services,
Inc. 5.15% 03/15/2035 284,849
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
295,000 Rivers Enterprise
Borrower LLC 6.63%
(a)
02/01/2033 290,323
93,000 Rollins, Inc. 5.25%
(a)
02/24/2035 92,587
428,000 Royal Caribbean
Cruises Ltd. 5.38%
(a)
07/15/2027 426,601
75,000 Royal Caribbean
Cruises Ltd. 6.25%
(a)
03/15/2032 75,731
169,000 Royalty Pharma plc 5.15% 09/02/2029 170,171
210,000 Sabra Health Care
LP 3.90% 10/15/2029 197,520
49,000 Sabre GLBL, Inc. 8.63%
(a)
06/01/2027 48,527
116,000 Sabre GLBL, Inc. 10.75%
(a)
11/15/2029 117,279
135,000 San Diego Gas &
Electric Co. 5.35% 04/01/2053 126,660
236,000 Santander Holdings
USA, Inc. (SOFR +
1.61%) 5.47% 03/20/2029 237,414
75,000 Scientific Games
Holdings LP 6.63%
(a)
03/01/2030 70,809
100,000 Sealed Air Corp. 7.25%
(a)
02/15/2031 103,640
95,000 Sirius XM Radio LLC 5.50%
(a)
07/01/2029 91,818
85,000 Sitio Royalties
Operating
Partnership LP 7.88%
(a)
11/01/2028 87,546
200,000 Six Flags
Entertainment
Corp. 7.25%
(a)
05/15/2031 200,896
145,000 SM Energy Co. 7.00%
(a)
08/01/2032 142,447
215,000 Sonoco Products
Co. 4.60% 09/01/2029 211,994
80,000 Sotera Health
Holdings LLC 7.38%
(a)
06/01/2031 81,430
73,000 Southern Co. (The)
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.07%) 6.38% 03/15/2055 74,932
220,000 Standard Building
Solutions, Inc. 6.50%
(a)
08/15/2032 220,189
160,000 Staples, Inc. 10.75%
(a)
09/01/2029 144,750
215,000 Star Leasing Co. LLC 7.63%
(a)
02/15/2030 206,860
210,000 Sun Communities
Operating LP 2.70% 07/15/2031 182,865
234,000 Synopsys, Inc. 5.15% 04/01/2035 235,322
60,000 Tallgrass Energy
Partners LP 7.38%
(a)
02/15/2029 60,345
73,000 Targa Resources
Corp. 5.50% 02/15/2035 72,607
125,000 Tenet Healthcare
Corp. 6.13% 06/15/2030 124,578
200,000 T-Mobile USA, Inc. 5.50% 01/15/2055 190,375
204,000 T-Mobile USA, Inc. 5.25% 06/15/2055 187,489
96,000 T-Mobile USA, Inc. 5.88% 11/15/2055 96,713
100,000 TransDigm, Inc. 6.88%
(a)
12/15/2030 102,285
55,125 Transocean
Poseidon Ltd. 6.88%
(a)
02/01/2027 54,828
43,000 Transocean, Inc. 8.00%
(a)
02/01/2027 42,865
240,000 Trident TPI
Holdings, Inc. 12.75%
(a)
12/31/2028 257,706
54,000 Truist Financial
Corp. (SOFR +
2.45%) 7.16% 10/30/2029 58,159

Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
359,000 Truist Financial
Corp. (SOFR +
1.57%) 5.15% 08/05/2032 359,728
359,000 Uber Technologies,
Inc. 4.80% 09/15/2034 349,041
260,000 UKG, Inc. 6.88%
(a)
02/01/2031 263,945
365,000 United Natural
Foods, Inc. 6.75%
(a)
10/15/2028 360,989
90,000 Univision
Communications,
Inc. 7.38%
(a)
06/30/2030 86,078
225,000 US Foods, Inc. 5.75%
(a)
04/15/2033 219,446
60,000 Vail Resorts, Inc. 6.50%
(a)
05/15/2032 60,704
95,000 Venture Global
LNG, Inc. 8.13%
(a)
06/01/2028 97,133
35,000 Venture Global
LNG, Inc. 8.38%
(a)
06/01/2031 35,522
45,000 Venture Global
LNG, Inc. 9.88%
(a)
02/01/2032 47,822
283,000 VeriSign, Inc. 5.25% 06/01/2032 285,611
405,000 Verisk Analytics,
Inc. 5.25% 06/05/2034 408,578
85,000 Veritiv Operating
Co. 10.50%
(a)
11/30/2030 90,106
479,000 VICI Properties LP 4.63%
(a)
12/01/2029 465,137
220,000 Victra Holdings LLC 8.75%
(a)
09/15/2029 227,201
135,000 Viking Cruises Ltd. 5.88%
(a)
09/15/2027 134,401
195,000 Viking Cruises Ltd. 9.13%
(a)
07/15/2031 208,456
131,000 Virginia Electric
and Power Co. 5.55% 08/15/2054 127,222
60,000 Vistra Operations
Co. LLC 7.75%
(a)
10/15/2031 62,888
80,000 Vistra Operations
Co. LLC 6.88%
(a)
04/15/2032 81,607
151,000 Vital Energy, Inc. 7.88%
(a)
04/15/2032 140,715
50,000 VT Topco, Inc. 8.50%
(a)
08/15/2030 52,472
165,000 Wand NewCo 3,
Inc. 7.63%
(a)
01/30/2032 169,006
145,000 Watco Cos. LLC 7.13%
(a)
08/01/2032 145,943
105,000 Wayfair LLC 7.25%
(a)
10/31/2029 100,811
100,000 Weatherford
International Ltd. 8.63%
(a)
04/30/2030 101,607
130,000 Wells Fargo & Co.
(SOFR + 1.98%) 4.81% 07/25/2028 130,437
385,000 Wells Fargo & Co.
(SOFR + 1.74%) 5.57% 07/25/2029 395,545
65,000 WESCO
Distribution, Inc. 6.38%
(a)
03/15/2033 65,383
50,000 Windstream
Services LLC 8.25%
(a)
10/01/2031 50,953
231,000 Workday, Inc. 3.80% 04/01/2032 213,897
125,000 WR Grace Holdings
LLC 5.63%
(a)
08/15/2029 107,754
210,000 XHR LP 6.63%
(a)
05/15/2030 206,428
160,000 XPO, Inc. 7.13%
(a)
06/01/2031 164,007
400,000 Zimmer Biomet
Holdings, Inc. 5.20% 09/15/2034 398,804
Total US Corporate Bonds
(Cost $61,116,100) 61,196,773
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 24.2%
FHLMC REMICS ,
2,081,817 Series 5015-CG 1.00% 09/25/2050 1,642,437
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
2,471,000 Series 5524-FB
(SOFR 30 Day
Average + 1.20%,
1.20% Floor,
6.50% Cap ) 5.56% 04/25/2055 2,473,565
2,471,000 Series 5527-FC
(SOFR 30 Day
Average + 1.20%,
1.20% Floor,
6.50% Cap ) 5.55% 09/25/2054 2,474,480
2,463,000 Series 5527-FD
(SOFR 30 Day
Average + 1.20%,
1.20% Floor,
6.50% Cap ) 5.55% 09/25/2054 2,466,855
FHLMC UMBS ,
1,701,820 Pool RA7939 5.00% 09/01/2052 1,674,819
1,227,700 Pool SD2347 5.50% 02/01/2053 1,242,944
3,026,601 Pool SD2969 2.50% 05/01/2052 2,559,123
1,618,490 Pool SD3033 5.50% 05/01/2053 1,656,171
296,867 Pool SD3454 5.50% 08/01/2053 299,308
1,487,920 Pool SD3803 2.00% 02/01/2052 1,205,210
1,384,622 Pool SD3892 5.50% 09/01/2053 1,393,983
1,107,395 Pool SD4301 6.00% 11/01/2053 1,147,106
985,790 Pool SD4888 6.00% 02/01/2054 1,013,228
899,138 Pool SD5219 6.00% 04/01/2054 922,716
2,754,239 Pool SD5249 5.50% 04/01/2054 2,786,654
4,004,575 Pool SD5573 3.00% 08/01/2052 3,512,729
2,250,660 Pool SD5617 6.00% 06/01/2054 2,317,156
2,785,180 Pool SD6002 5.50% 07/01/2054 2,818,606
2,388,895 Pool SD6263 6.00% 08/01/2054 2,469,399
2,524,395 Pool SD6977 4.50% 03/01/2049 2,461,144
1,442,756 Pool SD7553 3.00% 03/01/2052 1,272,430
2,157,257 Pool SD7556 3.00% 08/01/2052 1,894,436
1,202,579 Pool SD8146 2.00% 05/01/2051 959,439
FNMA ,
2,010,000 Pool 4.90%
(e)(g)
03/27/2055 2,023,819
2,525,000 Pool 5.64%
(e)(g)
03/27/2055 2,521,844
FNMA REMICS ,
1,940,000 Pool BS9945 6.13% 11/01/2033 2,089,130
1,603,000 Pool BZ0238 5.79% 01/01/2029 1,652,432
1,495,518 Series 2018-53-Z 3.50% 07/25/2048 1,331,323
1,461,724 Series 2018-62-B 3.50% 09/25/2048 1,329,444
2,451,693 Series 2019-5-FE
(SOFR 30 Day
Average + 0.56%,
0.45% Floor,
6.50% Cap ) 4.90% 03/25/2049 2,413,342
1,909,000 Series 2022-M2-A2 2.40% 11/25/2031 1,686,970
1,022,293 Series 2024-90-FA
(SOFR 30 Day
Average + 1.50%,
1.50% Floor,
6.50% Cap ) 5.84% 12/25/2054 1,032,795
1,916,492 Series 2024-96-FC
(SOFR 30 Day
Average + 1.20%,
1.20% Floor,
6.50% Cap ) 5.54% 12/25/2054 1,914,493
FNMA UMBS ,
3,197,086 Pool CA6032 2.50% 06/01/2050 2,704,879
2,268,651 Pool CA8494 2.00% 01/01/2051 1,828,795
2,145,362 Pool CB3240 3.00% 04/01/2052 1,883,974
1,696,292 Pool CB4573 5.00% 09/01/2052 1,666,290
631,008 Pool CB6266 6.00% 05/01/2053 646,933

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
980,205 Pool CB7272 6.00% 10/01/2053 1,006,639
895,532 Pool CB7781 5.50% 01/01/2054 897,772
1,483,241 Pool CB8692 5.50% 06/01/2054 1,501,043
3,790,859 Pool CB8851 6.00% 07/01/2054 3,905,272
1,738,064 Pool FS1472 3.50% 11/01/2050 1,584,699
2,566,226 Pool FS3708 5.00% 01/01/2053 2,524,164
1,113,415 Pool FS5082 5.00% 02/01/2053 1,110,766
1,650,013 Pool FS5420 2.50% 03/01/2052 1,388,761
1,729,752 Pool FS5600 2.50% 06/01/2052 1,462,587
921,718 Pool FS6309 6.00% 12/01/2053 954,849
2,640,320 Pool FS6517 2.50% 04/01/2052 2,231,313
2,608,390 Pool FS7512 4.00% 05/01/2052 2,462,681
2,857,392 Pool FS7738 6.00% 03/01/2054 2,956,797
1,418,129 Pool FS8659 5.50% 07/01/2054 1,428,600
GNMA ,
1,093,725 Pool 785717 3.00% 11/20/2051 963,193
2,600,988 Pool 786184 3.00% 02/20/2052 2,297,056
774,513 Pool 786227 3.00% 04/20/2052 683,751
1,771,973 Pool MA5191 3.50% 05/20/2048 1,634,225
895,595 Series
2013-116-WU 3.00% 12/20/2042 879,489
1,055,631 Series 2021-58-HP 3.00% 08/20/2050 929,622
968,810 Series 2022-23-BA 3.00% 05/20/2049 894,065
Total US Government and Agency Mortgage
Backed Obligations
(Cost $102,524,246) 103,087,745
US GOVERNMENT AND AGENCY OBLIGATIONS 23.2%
7,100,000 U.S. Treasury
Bonds 1.13% 05/15/2040 4,495,881
30,000,000 U.S. Treasury
Bonds 1.38% 11/15/2040 19,509,375
3,100,000 U.S. Treasury Notes 0.75% 03/31/2026 3,001,069
6,600,000 U.S. Treasury Notes 0.75% 01/31/2028 6,050,473
26,500,000 U.S. Treasury Notes 0.63% 05/15/2030 22,424,590
28,600,000 U.S. Treasury Notes 0.63% 08/15/2030 23,994,953
23,200,000 U.S. Treasury Notes 0.88% 11/15/2030 19,583,609
Total US Government and Agency Obligations
(Cost $98,511,397) 99,059,950
SHORT TERM INVESTMENTS 3.5%
5,553,259 JPMorgan U.S.
Government
Money Market
Fund - Class IM 4.31%
(h)
5,553,259
5,553,259 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 4.27%
(h)
5,553,259
4,000,000 U.S. Treasury Bills 0.00% 07/31/2025 3,944,004
Total Short Term Investments
(Cost $15,050,448) 15,050,522
Total Investments 100.2%
(Cost $424,057,034) 427,057,640
Liabilities in Excess of Other Assets (0.2)% (901,062)
NET ASSETS 100.0% $426,156,578
INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations 24.3%
US Government and Agency Obligations 23.2
Asset Backed Obligations 9.3
.
INVESTMENT BREAKDOWN as a % of Net Assets:
(Cont.)
Non-Agency Residential Collateralized Mortgage Obligations 8.3%
Non-Agency Commercial Mortgage Backed Obligations 3.9
Collateralized Loan Obligations 3.6
Short Term Investments 3.5
Banking 2.3
Electric 1.9
Technology 1.6
Midstream 1.4
Transportation Services 1.1
Finance Companies 0.9
Metals and Mining 0.7
Government Owned, No Guarantee 0.7
Independent 0.7
Healthcare 0.6
Food and Beverage 0.6
Retailers 0.5
Consumer Cyclical Services 0.5
Diversified Manufacturing 0.5
Life 0.5
Foreign Government Bonds, Foreign Agencies and Foreign
Government Sponsored Corporations 0.4
Wireless 0.4
Leisure 0.4
P&C 0.4
Other REITs 0.4
Railroads 0.4
Chemicals 0.3
Building Materials 0.3
Wirelines 0.3
Gaming 0.3
Oil Field Services 0.3
Cable Satellite 0.3
Aerospace & Defense 0.3
Media Entertainment 0.2
Software 0.2
Pharmaceuticals 0.2
Automotive 0.2
Government Sponsored 0.2
Other Industrial 0.2
Insurance 0.2
Natural Gas 0.2
Refining 0.2
Packaging 0.2
Lodging 0.2
Construction & Engineering 0.2
Health Insurance 0.1
Home Construction 0.1
Hotels, Restaurants & Leisure 0.1
Health Care Providers & Services 0.1
Health Care Equipment & Supplies 0.1
Specialty Retail 0.1
Tobacco 0.1
Supermarkets 0.1
Healthcare REITs 0.1
Construction Machinery 0.1
Commercial Services & Supplies 0.1
Diversified Consumer Services 0.1
Retail REITs 0.1
Household Durables 0.1
Automobile Components 0.1

Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
.
INVESTMENT BREAKDOWN as a % of Net Assets:
(Cont.)
Other Financial 0.1%
Paper 0.1
IT Services 0.1
Environmental 0.1
Financial Services 0.1
Apartment REITs 0.1
Capital Markets 0.1
Airlines 0.1
Restaurants 0.1
Personal Care Products 0.1
Brokerage Asset Managers Exchanges 0.1
Containers & Packaging 0.1
Building Products 0.0
(d)
Entertainment 0.0
(d)
Government Guaranteed 0.0
(d)
Machinery 0.0
(d)
Food Products 0.0
(d)
Distributors 0.0
(d)
Leisure Products 0.0
(d)
Oil, Gas & Consumable Fuels 0.0
(d)
Passenger Airlines 0.0
(d)
Broadline Retail 0.0
(d)
Household Products 0.0
(d)
Diversified Telecommunication Services 0.0
(d)
Textiles, Apparel & Luxury Goods 0.0
(d)
Electric Utilities 0.0
(d)
Professional Services 0.0
(d)
Health Care Technology 0.0
(d)
Media 0.0
(d)
Consumer Products 0.0
(d)
Energy Equipment & Services 0.0
(d)
Communications Equipment 0.0
(d)
Electronic Equipment, Instruments & Components 0.0
(d)
Other Assets and Liabilities (0.2)
100.0%
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2025, the value of these securities amounted to approximately $118,101,891 or
27.71% of net assets.
(b) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c) Perpetual maturity. The date disclosed is the next call date of the security.
(d) Represents less than 0.05% of net assets.
(e) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(f) Interest only security.
(g) Value determined using significant unobservable inputs.
(h) Seven-day yield as of period end.
PIK A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage Backed Securities
STACR Structured Agency Credit Risk
REMIC Real Estate Mortgage Investment Conduit

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2025
Futures Contracts
Description Long/Short
Contract
Quantity
Expiration
Date
Notional
Amount
(1)
Unrealized
Appreciation
(Depreciation) /
Value
U.S. Treasury 2 Year Note Long 1,270 06/30/2025 $ 263,108,283 $ 1,296,716
U.S. Treasury Long Bond Long 340 06/18/2025 39,875,625 771,854
U.S. Treasury Ultra Bond Long 27 06/18/2025 3,300,750 51,128
U.S. Treasury 10 Year Ultra Bond Short (205) 06/18/2025 (23,395,625) (381,520)
U.S. Treasury 5 Year Note Short (520) 06/30/2025 (56,241,250) (517,007)
$1,221,171
(1) Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Unaudited)
March 31, 2025
Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
COMMON STOCKS 99.6%
AUTOMOBILE COMPONENTS 0.2%
5,386 Aptiv plc (Jersey)
(a)
320,467
5,013 BorgWarner, Inc. 143,622
464,089
AUTOMOBILES 3.9%
89,476 Ford Motor Co. 897,444
25,220 General Motors Co. 1,186,097
37,227 Tesla, Inc.
(a)
9,647,749
11,731,290
BEVERAGES 4.8%
8,178 Brown-Forman Corp. - Class B 277,561
69,837 Coca-Cola Co. (The) 5,001,726
7,027 Constellation Brands, Inc. - Class A 1,289,595
53,793 Keurig Dr Pepper, Inc. 1,840,796
7,863 Molson Coors Beverage Co. - Class B 478,621
31,648 Monster Beverage Corp.
(a)
1,852,041
24,707 PepsiCo, Inc. 3,704,568
14,444,908
BROADLINE RETAIL 5.2%
78,651 Amazon.com, Inc.
(a)
14,964,140
10,976 eBay, Inc. 743,404
15,707,544
CONSUMER STAPLES DISTRIBUTION & RETAIL 7.4%
8,037 Costco Wholesale Corp. 7,601,233
9,900 Dollar General Corp. 870,507
9,128 Dollar Tree, Inc.
(a)
685,239
30,181 Kroger Co. (The) 2,042,952
22,088 Sysco Corp. 1,657,484
20,833 Target Corp. 2,174,132
32,429 Walgreens Boots Alliance, Inc. 362,232
78,805 Walmart, Inc. 6,918,291
22,312,070
DISTRIBUTORS 0.3%
3,170 Genuine Parts Co. 377,674
5,928 LKQ Corp. 252,177
861 Pool Corp. 274,099
903,950
DIVERSIFIED REITS 0.3%
12,719 WP Carey, Inc. 802,696
DIVERSIFIED TELECOMMUNICATION SERVICES 2.7%
149,767 AT&T, Inc. 4,235,411
83,597 Verizon Communications, Inc. 3,791,960
8,027,371
ENTERTAINMENT 7.0%
21,502 Electronic Arts, Inc. 3,107,469
19,703 Live Nation Entertainment, Inc.
(a)
2,572,818
5,744 Netflix, Inc.
(a)
5,356,453
18,657 Take-Two Interactive Software, Inc.
(a)
3,866,663
30,976 Walt Disney Co. (The) 3,057,331
279,618 Warner Bros Discovery, Inc.
(a)
3,000,301
20,961,035
FOOD PRODUCTS 4.7%
21,461 Archer-Daniels-Midland Co. 1,030,343
6,299 Bunge Global SA 481,370
8,836 Campbell's Co. (The) 352,733
21,471 Conagra Brands, Inc. 572,632
24,961 General Mills, Inc. 1,492,418
SHARES SECURITY DESCRIPTION VALUE $
6,649 Hershey Co. (The) 1,137,178
13,096 Hormel Foods Corp. 405,190
4,769 J M Smucker Co. (The) 564,697
12,170 Kellanova 1,003,903
39,829 Kraft Heinz Co. (The) 1,211,996
6,425 Lamb Weston Holdings, Inc. 342,453
11,356 McCormick & Co., Inc. (Non-Voting) 934,712
54,656 Mondelez International, Inc. - Class A 3,708,410
12,892 Tyson Foods, Inc. - Class A 822,639
14,060,674
HEALTH CARE REITS 2.7%
9,019 Alexandria Real Estate Equities, Inc. 834,348
20,523 Healthcare Realty Trust, Inc. - Class A 346,839
40,602 Healthpeak Properties, Inc. 820,972
15,696 Omega Healthcare Investors, Inc. 597,704
13,784 Sabra Health Care REIT, Inc. 240,806
24,454 Ventas, Inc. 1,681,457
23,929 Welltower, Inc. 3,666,162
8,188,288
HOTEL & RESORT REITS 0.2%
40,817 Host Hotels & Resorts, Inc. 580,010
HOTELS, RESTAURANTS & LEISURE 6.8%
9,960 Airbnb, Inc. - Class A
(a)
1,189,822
746 Booking Holdings, Inc. 3,436,755
4,904 Caesars Entertainment, Inc.
(a)
122,600
23,983 Carnival Corp.
(a)
468,388
31,453 Chipotle Mexican Grill, Inc. - Class A
(a)
1,579,255
2,687 Darden Restaurants, Inc. 558,251
790 Domino's Pizza, Inc. 362,966
2,827 Expedia Group, Inc. 475,219
5,598 Hilton Worldwide Holdings, Inc. 1,273,825
7,948 Las Vegas Sands Corp. 307,031
5,311 Marriott International, Inc. - Class A 1,265,080
13,286 McDonald's Corp. 4,150,148
5,196 MGM Resorts International
(a)
154,009
10,124 Norwegian Cruise Line Holdings Ltd.
(a)
191,951
5,717 Royal Caribbean Cruises Ltd. 1,174,500
25,999 Starbucks Corp. 2,550,242
2,123 Wynn Resorts Ltd. 177,271
6,381 Yum! Brands, Inc. 1,004,114
20,441,427
HOUSEHOLD DURABLES 1.1%
6,629 DR Horton, Inc. 842,744
3,529 Garmin Ltd. 766,252
5,426 Lennar Corp. - Class A 622,796
1,194 Mohawk Industries, Inc.
(a)
136,331
69 NVR, Inc.
(a)
499,863
4,662 PulteGroup, Inc. 479,254
3,347,240
HOUSEHOLD PRODUCTS 4.9%
11,092 Church & Dwight Co., Inc. 1,221,118
5,587 Clorox Co. (The) 822,686
36,929 Colgate-Palmolive Co. 3,460,247
15,045 Kimberly-Clark Corp. 2,139,700
42,558 Procter & Gamble Co. (The) 7,252,735
14,896,486
INDUSTRIAL REITS 2.7%
15,195 Americold Realty Trust, Inc. 326,085
2,868 EastGroup Properties, Inc. 505,198
7,658 First Industrial Realty Trust, Inc. 413,226
3,463 Lineage, Inc. 203,036

DoubleLine ETF Trust
Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2025
SHARES SECURITY DESCRIPTION VALUE $
52,382 Prologis, Inc. 5,855,783
12,874 Rexford Industrial Realty, Inc. 504,017
10,535 STAG Industrial, Inc. 380,524
8,187,869
INTERACTIVE MEDIA & SERVICES 8.8%
42,256 Alphabet, Inc. - Class A 6,534,468
34,417 Alphabet, Inc. - Class C 5,376,968
31,361 Match Group, Inc. 978,463
23,860 Meta Platforms, Inc. - Class A 13,751,950
26,641,849
LEISURE PRODUCTS 0.1%
3,008 Hasbro, Inc. 184,962
MEDIA 5.0%
9,300 Charter Communications, Inc. - Class A
(a)
3,427,328
88,705 Comcast Corp. - Class A 3,273,215
27,625 Fox Corp. - Class A 1,563,575
16,480 Fox Corp. - Class B 868,661
46,456 Interpublic Group of Cos., Inc. (The) 1,261,745
47,128 News Corp. - Class A 1,282,824
13,909 News Corp. - Class B 422,416
24,303 Omnicom Group, Inc. 2,014,962
74,556 Paramount Global - Class B 891,690
15,006,416
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) 0.6%
51,449 AGNC Investment Corp. 492,881
32,620 Annaly Capital Management, Inc. 662,512
30,239 Rithm Capital Corp. 346,237
18,612 Starwood Property Trust, Inc. 367,959
1,869,589
OFFICE REITS 0.5%
8,432 BXP, Inc. 566,546
9,739 Cousins Properties, Inc. 287,301
6,203 Kilroy Realty Corp. 203,210
9,668 Vornado Realty Trust 357,619
1,414,676
PERSONAL CARE PRODUCTS 0.9%
10,567 Estee Lauder Cos., Inc. (The) - Class A 697,422
86,847 Kenvue, Inc. 2,082,591
2,780,013
REAL ESTATE MANAGEMENT & DEVELOPMENT 2.0%
17,620 CBRE Group, Inc. - Class A
(a)
2,304,344
24,529 CoStar Group, Inc.
(a)
1,943,433
1,768 Howard Hughes Holdings, Inc.
(a)
130,973
2,773 Jones Lang LaSalle, Inc.
(a)
687,454
480 Seaport Entertainment Group, Inc.
(a)
10,306
3,162 Zillow Group, Inc. - Class A
(a)
211,411
8,863 Zillow Group, Inc. - Class C
(a)
607,647
5,895,568
RESIDENTIAL REITS 3.5%
18,376 American Homes 4 Rent - Class A 694,797
8,247 AvalonBay Communities, Inc. 1,769,971
6,195 Camden Property Trust 757,649
11,077 Equity LifeStyle Properties, Inc. 738,836
19,818 Equity Residential 1,418,572
3,724 Essex Property Trust, Inc. 1,141,667
33,147 Invitation Homes, Inc. 1,155,173
6,792 Mid-America Apartment Communities, Inc. 1,138,203
6,963 Sun Communities, Inc. 895,720
SHARES SECURITY DESCRIPTION VALUE $
17,446 UDR, Inc. 788,036
10,498,624
RETAIL REITS 3.1%
5,980 Agree Realty Corp. 461,596
17,560 Brixmor Property Group, Inc. 466,218
4,455 Federal Realty Investment Trust 435,788
39,227 Kimco Realty Corp. 833,181
10,856 NNN REIT, Inc. 463,008
50,771 Realty Income Corp. 2,945,226
9,478 Regency Centers Corp. 699,097
17,769 Simon Property Group, Inc. 2,951,077
9,255,191
SPECIALIZED REITS 9.4%
26,551 American Tower Corp. 5,777,497
25,167 Crown Castle, Inc. 2,623,156
13,116 CubeSmart 560,184
18,272 Digital Realty Trust, Inc. 2,618,195
5,498 Equinix, Inc. 4,482,794
12,299 Extra Space Storage, Inc. 1,826,279
15,931 Gaming and Leisure Properties, Inc. 810,888
17,189 Iron Mountain, Inc. 1,478,942
5,092 Lamar Advertising Co. - Class A 579,368
7,200 Millrose Properties, Inc. - Class A
(a)
190,872
4,161 PotlatchDeltic Corp. 187,744
9,165 Public Storage 2,742,993
7,792 Rayonier, Inc. 217,241
6,236 SBA Communications Corp. - Class A 1,371,982
61,113 VICI Properties, Inc. - Class A 1,993,506
42,306 Weyerhaeuser Co. 1,238,720
28,700,361
SPECIALTY RETAIL 5.7%
386 AutoZone, Inc.
(a)
1,471,733
4,471 Best Buy Co., Inc. 329,110
3,554 CarMax, Inc.
(a)
276,928
13,280 Home Depot, Inc. (The) 4,866,988
13,027 Lowe's Cos., Inc. 3,038,287
1,321 O'Reilly Automotive, Inc.
(a)
1,892,438
7,611 Ross Stores, Inc. 972,610
25,987 TJX Cos., Inc. (The) 3,165,217
12,183 Tractor Supply Co. 671,283
1,082 Ulta Beauty, Inc.
(a)
396,596
17,081,190
TEXTILES, APPAREL & LUXURY GOODS 1.1%
3,512 Deckers Outdoor Corp.
(a)
392,677
2,601 Lululemon Athletica, Inc.
(a)
736,239
27,275 NIKE, Inc. - Class B 1,731,417
926 Ralph Lauren Corp. - Class A 204,405
5,367 Tapestry, Inc. 377,890
3,442,628
TOBACCO 2.7%
62,867 Altria Group, Inc. 3,773,277
28,097 Philip Morris International, Inc. 4,459,837
8,233,114
WIRELESS TELECOMMUNICATION SERVICES 1.3%
15,025 T-Mobile US, Inc. 4,007,318
Total Common Stocks
(Cost $298,202,367) 300,068,446

Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
Click here to add static content to this content block.
SHARES SECURITY DESCRIPTION VALUE $
SHORT TERM INVESTMENTS 0.3%
465,317 JPMorgan U.S. Government Money
Market Fund - Class IM 4.31%
(b)
465,317
465,317 Morgan Stanley Institutional Liquidity
Funds Government Portfolio -
Institutional Share Class 4.27%
(b)
465,317
Total Short Term Investments
(Cost $930,634) 930,634
Total Investments 99.9%
(Cost $299,133,001) 300,999,080
Other Assets in Excess of Liabilities 0.1% 321,487
NET ASSETS 100.0% $301,320,567
(a) Non-income producing security.
(b) Seven-day yield as of period end.

Schedule of Investments DoubleLine Commercial Real Estate ETF
(Unaudited)
March 31, 2025

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
COLLATERALIZED LOAN OBLIGATIONS 19.5%
ACREC LLC ,
1,000,000 Series 2023-FL2-B
(CME Term SOFR
1 Month + 3.48%,
3.48% Floor ) 7.80%
(a)
02/19/2038 1,007,334
Arbor Realty Commercial Real Estate Notes Ltd. ,
1,288,649 Series 2022-FL1-A
(SOFR 30 Day
Average + 1.45%,
1.45% Floor ) 5.80%
(a)
01/15/2037 1,290,576
AREIT Trust ,
307,306 Series 2021-CRE5-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor ) 5.51%
(a)
11/17/2038 308,374
379,000 Series 2021-CRE5-C
(CME Term SOFR
1 Month + 2.36%,
2.25% Floor ) 6.68%
(a)
11/17/2038 379,145
BDS Ltd. ,
1,000,000 Series 2021-FL9-C
(CME Term SOFR
1 Month + 2.01%,
1.90% Floor ) 6.33%
(a)
11/16/2038 1,000,149
BRSP Ltd. ,
1,074,261 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.26%,
1.15% Floor ) 5.58%
(a)
08/19/2038 1,073,523
BSPDF Issuer Ltd. ,
40,224 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor ) 5.63%
(a)
10/15/2036 40,291
1,250,000 Series 2021-FL1-B
(CME Term SOFR
1 Month + 1.91%,
1.80% Floor ) 6.23%
(a)
10/15/2036 1,248,755
BSPRT Issuer Ltd. ,
125,722 Series 2021-FL6-A
(CME Term SOFR
1 Month + 1.21%,
1.10% Floor ) 5.53%
(a)
03/15/2036 125,900
2,000,000 Series 2023-FL10-A
(CME Term SOFR
1 Month + 2.26%,
2.26% Floor ) 6.58%
(a)
09/15/2035 2,006,700
BXMT Ltd. ,
200,060 Series 2020-FL2-A
(CME Term SOFR
1 Month + 1.01%,
1.01% Floor ) 5.58%
(a)
02/15/2038 199,436
FS Rialto ,
1,404,116 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.33%,
1.33% Floor ) 5.65%
(a)
05/16/2038 1,403,936
1,376,664 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.36%,
1.36% Floor ) 5.68%
(a)
11/16/2036 1,381,906
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
GPMT Ltd. ,
683,004 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.61%,
1.36% Floor ) 5.93%
(a)
07/16/2035 680,634
1,664,885 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.46%,
1.35% Floor ) 5.78%
(a)
12/15/2036 1,657,330
320,000 Series 2021-FL4-AS
(CME Term SOFR
1 Month + 1.81%,
1.70% Floor ) 6.13%
(a)
12/15/2036 316,767
Greystone CRE Notes Ltd. ,
2,715,595 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.13%,
1.02% Floor ) 5.45%
(a)
07/15/2039 2,718,484
550,000 Series 2021-FL3-B
(CME Term SOFR
1 Month + 1.76%,
1.65% Floor ) 6.08%
(a)
07/15/2039 548,457
HERA Commercial Mortgage Ltd. ,
108,256 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.16%,
1.05% Floor ) 5.48%
(a)
02/18/2038 107,993
HGI CRE CLO Ltd. ,
792,264 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.16%,
1.16% Floor ) 5.48%
(a)
06/16/2036 793,184
609,414 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.11%,
1.11% Floor ) 5.43%
(a)
09/17/2036 609,020
2,500,000 Series 2021-FL2-B
(CME Term SOFR
1 Month + 1.61%,
1.61% Floor ) 5.93%
(a)
09/17/2036 2,503,187
HIG RCP LLC ,
1,250,000 Series 2023-FL1-B
(CME Term SOFR
1 Month + 3.61%,
3.61% Floor ) 7.93%
(a)
09/19/2038 1,264,468
KREF Ltd. ,
1,948,485 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.18%,
1.07% Floor ) 5.50%
(a)
02/15/2039 1,950,825
100,000 Series 2021-FL2-C
(CME Term SOFR
1 Month + 2.11%,
2.00% Floor ) 6.43%
(a)
02/15/2039 100,163
250,000 Series 2022-FL3-AS
(CME Term SOFR
1 Month + 1.90%,
1.90% Floor ) 6.22%
(a)
02/17/2039 250,239
250,000
Series 2022-FL3-B
(CME Term SOFR
1 Month + 2.10%,
2.10% Floor ) 6.42%
(a)
02/17/2039 249,663

Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
LCCM Trust ,
207,175 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.56%,
1.56% Floor ) 5.88%
(a)
11/15/2038 207,902
LFT CRE Ltd. ,
1,426,215 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.28%,
1.28% Floor ) 5.60%
(a)
06/15/2039 1,431,888
2,500,000 Series 2021-FL1-B
(CME Term SOFR
1 Month + 1.86%,
1.86% Floor ) 6.18%
(a)
06/15/2039 2,509,315
LoanCore Issuer Ltd. ,
514,081 Series 2021-CRE5-A
(CME Term SOFR
1 Month + 1.41%,
1.41% Floor ) 5.73%
(a)
07/15/2036 514,793
2,000,000 Series 2021-CRE5-
AS (CME Term
SOFR 1 Month
+ 1.86%, 1.86%
Floor ) 6.18%
(a)
07/15/2036 2,003,438
943,900 Series 2021-CRE6-A
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor ) 5.73%
(a)
11/15/2038 947,359
MF1 Multifamily Housing Mortgage Loan Trust ,
1,500,000 Series 2021-FL5-B
(CME Term SOFR
1 Month + 1.56%,
1.56% Floor ) 5.88%
(a)
07/15/2036 1,498,557
357,777 Series 2021-FL6-A
(CME Term SOFR
1 Month + 1.21%,
1.10% Floor ) 5.53%
(a)
07/16/2036 357,233
781,833 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor ) 5.51%
(a)
10/16/2036 781,994
1,000,000 Series 2021-FL7-B
(CME Term SOFR
1 Month + 1.86%,
1.75% Floor ) 6.18%
(a)
10/16/2036 988,358
1,500,000 Series 2023-FL12-C
(CME Term SOFR
1 Month + 3.78%,
3.78% Floor ) 8.09%
(a)
10/19/2038 1,508,513
Ready Capital Mortgage Financing LLC ,
2,064,749 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor ) 5.63%
(a)
11/25/2036 2,070,720
STWD Ltd. ,
20,227 Series 2019-FL1-AS
(CME Term SOFR
1 Month + 1.51%,
1.51% Floor ) 5.83%
(a)
07/15/2038 20,217
2,400,000 Series 2019-FL1-B
(CME Term SOFR
1 Month + 1.71%,
1.71% Floor ) 6.03%
(a)
07/15/2038 2,398,265
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
865,870 Series 2022-FL3-A
(SOFR 30 Day
Average + 1.35%,
1.35% Floor ) 5.70%
(a)
11/15/2038 865,744
TRTX Issuer Ltd. ,
798,371 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor ) 5.63%
(a)
03/15/2038 798,701
2,819,025 Series 2022-FL5-A
(CME Term SOFR
1 Month + 1.65%,
1.65% Floor ) 5.97%
(a)
02/15/2039 2,828,873
2,100,000 Series 2022-FL5-AS
(CME Term SOFR
1 Month + 2.15%,
2.15% Floor ) 6.47%
(a)
02/15/2039 2,096,749
Total Collateralized Loan Obligations
(Cost $48,598,202) 49,045,058
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 65.0%
1211 Avenue of the Americas Trust ,
1,000,000 Series
2015-1211-A1A2 3.90%
(a)
08/10/2035 983,000
280 Park Avenue Mortgage Trust ,
1,500,000 Series 2017-280P-A
(CME Term SOFR
1 Month + 1.18%,
1.13% Floor ) 5.50%
(a)
09/15/2034 1,473,138
Arbor Multifamily Mortgage Securities Trust ,
1,454,000 Series
2021-MF2-ASB 2.24%
(a)
06/15/2054 1,340,229
BANK ,
559,454 Series
2017-BNK5-A4 3.13% 06/15/2060 544,637
358,447 Series
2018-BN14-A2 4.13% 09/15/2060 353,695
1,000,000 Series
2019-BN19-A2 2.93% 08/15/2061 925,788
1,767,302 Series
2019-BN22-ASB 2.90% 11/15/2062 1,705,163
1,050,000 Series
2021-BN32-ASB 2.33% 04/15/2054 973,826
309,646 Series
2021-BN33-A1 0.61% 05/15/2064 302,540
650,000 Series
2021-BN36-A2 2.13% 09/15/2064 623,854
460,031 Series
2022-BNK39-A1 1.74% 02/15/2055 446,981
106,038 Series
2023-BNK45-A1 5.43% 02/15/2056 106,799
791,971 Series
2023-BNK46-A1 6.01% 08/15/2056 804,635
1,727,910 Series
2024-BNK47-A1 5.52% 06/15/2057 1,761,088
1,851,215 Series
2024-BNK48-A1 4.33% 10/15/2057 1,837,674
2,745,000 Series
2025-BNK49-A1 4.77% 03/15/2058 2,750,773
BANK5 ,
346,631 Series
2023-5YR2-A1 6.20% 07/15/2056 353,478
1,500,000 Series
2024-5YR10-A3 5.30% 10/15/2057 1,525,623

DoubleLine ETF Trust
Schedule of Investments DoubleLine Commercial Real Estate ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,500,000 Series
2024-5YR11-A3 5.89% 11/15/2057 1,562,562
792,577 Series
2024-5YR7-A1 5.82% 06/15/2057 804,782
1,759,158 Series
2024-5YR8-A1 5.19% 08/15/2057 1,779,904
1,000,000 Series
2024-5YR9-A3 5.61% 08/15/2057 1,029,230
1,000,000 Series
2025-5YR14-A1 4.82% 04/15/2058 999,988
BANK5 Trust ,
1,705,159 Series
2024-5YR6-A1 5.86% 05/15/2057 1,740,831
BBCMS Mortgage Trust ,
75,710 Series 2017-C1-ASB 3.49% 02/15/2050 74,725
2,177,000 Series
2021-C11-ASB 2.11% 09/15/2054 2,001,750
591,518 Series 2023-C19-A1 5.70% 04/15/2056 597,322
756,955 Series
2024-5C25-A1 5.49% 03/15/2057 767,472
1,808,466 Series 2024-C24-A1 5.23% 02/15/2057 1,821,985
1,921,077 Series 2024-C28-A1 4.91% 09/15/2057 1,924,980
BBCMS Trust ,
550,000 Series 2018-CBM-A
(CME Term SOFR
1 Month + 1.30%,
1.25% Floor ) 5.62%
(a)
07/15/2037 544,067
Benchmark Mortgage Trust ,
3,677 Series 2018-B2-A2 3.66% 02/15/2051 3,621
500,000 Series 2018-B7-A3 4.24% 05/15/2053 488,823
1,379,000 Series 2019-B13-A3 2.70% 08/15/2057 1,266,555
542,738 Series
2019-B13-ASB 2.89% 08/15/2057 522,551
11,943,141 Series 2019-B14-XA 0.74%
(b)(c)
12/15/2062 264,167
668,274 Series 2019-B15-A2 2.91% 12/15/2072 654,306
294,405 Series 2022-B37-A1 5.75%
(b)
11/15/2055 297,444
254,078 Series 2023-V2-A1 5.85% 05/15/2055 255,458
14,055,389 Series 2023-V2-XA 0.99%
(b)(c)
05/15/2055 362,061
211,473 Series 2024-V10-A1 4.48% 09/15/2057 209,923
198,205 Series 2024-V12-A1 5.05% 12/15/2057 199,184
286,747 Series 2024-V5-A1 5.32% 01/10/2057 289,682
1,650,000 Series 2024-V7-A1 5.63% 05/15/2056 1,679,656
869,789 Series 2024-V8-A1 5.51% 07/15/2057 882,976
2,000,000 Series 2024-V9-A3 5.60% 08/15/2057 2,057,939
300,000 Series 2025-V13-A1 5.09% 02/15/2058 303,575
2,019,000 Series 2025-V14-A1 4.84% 04/15/2058 2,022,601
BMARK ,
590,058 Series 2023-V4-A1 6.45% 11/15/2056 603,910
BMO Mortgage Trust ,
319,096 Series 2022-C1-A1 2.20% 02/15/2055 312,636
93,978 Series 2022-C3-A1 5.25%
(b)
09/15/2054 94,118
433,905 Series 2023-5C2-A1 6.80% 11/15/2056 444,756
446,966 Series 2023-C4-A1 5.29% 02/15/2056 448,195
1,313,269 Series 2023-C5-A1 5.74% 06/15/2056 1,325,486
500,000 Series 2023-C5-A2 6.52% 06/15/2056 512,634
1,538,495 Series 2023-C7-A1 5.90% 12/15/2056 1,567,970
85,000 Series 2024-5C3-A1 5.14% 02/15/2057 85,387
1,719,084 Series 2024-5C4-A1 6.02% 05/15/2057 1,758,021
2,038,041 Series 2024-5C5-A1 5.20% 02/15/2057 2,052,469
2,000,000 Series 2024-5C6-A3 5.32% 09/15/2057 2,033,936
1,222,240 Series 2024-5C7-A1 4.83% 11/15/2057 1,224,939
1,381,022 Series 2024-C9-A1 5.48% 07/15/2057 1,402,206
1,154,000 Series 2025-5C9-A1 4.97% 04/15/2058 1,156,179
1,971,527 Series 2025-C11-A1 4.97% 02/15/2058 1,991,887
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BPR Trust ,
340,000 Series 2021-TY-B
(CME Term SOFR
1 Month + 1.26%,
1.15% Floor ) 5.58%
(a)
09/15/2038 337,681
BX Commercial Mortgage Trust ,
409,752 Series 2019-IMC-A
(CME Term SOFR
1 Month + 1.05%,
1.00% Floor ) 5.37%
(a)
04/15/2034 406,363
607,423 Series 2021-21M-A
(CME Term SOFR
1 Month + 0.84%,
0.73% Floor ) 5.16%
(a)
10/15/2036 602,795
514,379 Series 2021-ACNT-C
(CME Term SOFR
1 Month + 1.61%,
1.50% Floor ) 5.93%
(a)
11/15/2038 512,659
1,145,174 Series 2021-CIP-C
(CME Term SOFR
1 Month + 1.59%,
1.47% Floor ) 5.90%
(a)
12/15/2038 1,141,364
1,754,808 Series 2021-XL2-A
(CME Term SOFR
1 Month + 0.80%,
0.69% Floor ) 5.12%
(a)
10/15/2038 1,749,234
BX Trust ,
1,987,000 Series 2018-GW-C
(CME Term SOFR
1 Month + 1.52%,
1.22% Floor ) 5.84%
(a)
05/15/2035 1,983,569
2,500,000 Series 2021-ARIA-B
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor ) 5.73%
(a)
10/15/2036 2,493,666
2,020,065 Series 2021-BXMF-B
(CME Term SOFR
1 Month + 1.16%,
1.04% Floor ) 5.48%
(a)
10/15/2026 2,008,599
1,000,000 Series 2021-LGCY-B
(CME Term SOFR
1 Month + 0.97%,
0.86% Floor ) 5.29%
(a)
10/15/2036 989,376
1,267,994 Series 2021-RISE-B
(CME Term SOFR
1 Month + 1.36%,
1.25% Floor ) 5.68%
(a)
11/15/2036 1,260,151
860,000 Series 2021-VIEW-C
(CME Term SOFR
1 Month + 2.46%,
2.35% Floor ) 6.78%
(a)
06/15/2036 854,885
Cantor Commercial Real Estate Lending ,
1,256,032 Series 2019-CF1-A2 3.62% 05/15/2052 1,195,948
200,000 Series 2019-CF3-A4 3.01% 01/15/2053 182,593
CEDR Commercial Mortgage Trust ,
1,000,000 Series 2022-SNAI-A
(CME Term SOFR
1 Month + 0.99%,
0.99% Floor ) 5.31%
(a)
02/15/2039 956,723
Citigroup Commercial Mortgage Trust ,
243,794 Series 2015-P1-A4 3.46% 09/15/2048 243,031
500,000 Series 2015-P1-A5 3.72% 09/15/2048 497,131
283,995 Series 2016-C1-A3 2.94% 05/10/2049 279,316
1,751,000 Series 2016-P4-A4 2.90% 07/10/2049 1,702,799
885,206
Series 2017-P7-A3 3.44% 04/14/2050 868,453

Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,364,016 Series
2019-GC43-AAB 2.96% 11/10/2052 1,316,096
Commercial Mortgage Trust ,
1,250,000 Series
2015-CR25-A4 3.76% 08/10/2048 1,243,745
290,229 Series
2015-LC21-A4 3.71% 07/10/2048 289,560
292,401 Series 2015-PC1-A5 3.90% 07/10/2050 291,971
2,500,000 Series
2016-COR1-A4 3.09% 10/10/2049 2,411,631
CORE Mortgage Trust ,
876,576 Series 2019-CORE-B
(CME Term SOFR
1 Month + 1.15%,
1.10% Floor ) 5.47%
(a)
12/15/2031 863,110
CSAIL Commercial Mortgage Trust ,
1,962,263 Series 2017-CX9-A4 3.18% 09/15/2050 1,901,633
19,051 Series 2020-C19-A1 1.30% 03/15/2053 16,860
2,109,000 Series
2020-C19-ASB 2.55% 03/15/2053 2,009,991
CSMC Trust ,
1,600,000 Series
2016-NXSR-A4 3.79%
(b)
12/15/2049 1,571,751
1,980,000 Series 2017-PFHP-A
(CME Term SOFR
1 Month + 1.00%,
0.95% Floor ) 5.32%
(a)
12/15/2030 1,967,564
DBJPM Mortgage Trust ,
1,385,000 Series 2016-C3-A5 2.89% 08/10/2049 1,348,802
313,226 Series 2020-C9-A2 1.90% 08/15/2053 306,447
2,250,000 Series 2020-C9-A3 1.88% 08/15/2053 2,060,167
Del Amo Fashion Center Trust ,
1,500,000 Series 2017-AMO-A 3.64%
(a)(b)
06/05/2035 1,430,206
Extended Stay America Trust ,
1,429,148 Series 2021-ESH-B
(CME Term SOFR
1 Month + 1.49%,
1.38% Floor ) 5.81%
(a)
07/15/2038 1,428,544
GS Mortgage Securities Corp. Trust ,
1,500,000 Series 2021-ARDN-B
(CME Term SOFR
1 Month + 1.76%,
1.65% Floor ) 6.08%
(a)
11/15/2036 1,497,202
1,000,000 Series 2021-STAR-A
(CME Term SOFR
1 Month + 1.06%,
0.95% Floor ) 5.39%
(a)
12/15/2036 992,532
GS Mortgage Securities Trust ,
1,500,000 Series 2010-C1-C 5.64%
(a)(b)
08/10/2043 1,483,665
299,432 Series
2013-GC13-AS 3.88%
(a)(b)
07/10/2046 294,199
1,000,000 Series
2015-GC34-A4 3.51% 10/10/2048 988,185
980,000 Series
2018-GS10-A2 4.00% 07/10/2051 966,274
300,000 Series
2019-GC38-A3 3.70% 02/10/2052 288,554
234,436 Series
2019-GC39-A3 3.31% 05/10/2052 220,971
185,661 Series
2019-GSA1-AAB 2.99% 11/10/2052 179,201
2,892,791 Series
2020-GC45-AAB 2.84% 02/13/2053 2,785,078
Hilton USA Trust ,
1,500,000 Series 2016-HHV-A 3.72%
(a)
11/05/2038 1,470,431
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2,074,832 Series 2016-JP2-A3 2.56% 08/15/2049 2,038,659
540,665 Series 2016-JP3-A4 2.63% 08/15/2049 526,727
1,500,129 Series 2019-UES-A 3.81%
(a)
05/05/2032 1,463,430
JPMBB Commercial Mortgage Securities Trust ,
1,531,472 Series 2015-C27-A4 3.18% 02/15/2048 1,477,842
282,907 Series 2015-C30-A4 3.55% 07/15/2048 281,892
462,497 Series 2015-C31-A3 3.80% 08/15/2048 459,452
680,000 Series 2015-C32-A5 3.60% 11/15/2048 672,736
590,000 Series 2015-C33-AS 4.02% 12/15/2048 581,616
JPMCC Commercial Mortgage Securities Trust ,
137,082 Series 2017-JP5-A4 3.46% 03/15/2050 134,671
1,640,000 Series 2017-JP5-A5 3.72% 03/15/2050 1,603,865
2,000,000 Series
2019-COR5-A3 3.12% 06/13/2052 1,884,885
JPMDB Commercial Mortgage Securities Trust ,
500,381 Series 2018-C8-A3 3.94% 06/15/2051 491,492
LCCM Trust ,
538,125 Series
2017-LC26-A3 3.29%
(a)
07/12/2050 521,583
MHC Commercial Mortgage Trust ,
1,000,000 Series 2021-MHC-B
(CME Term SOFR
1 Month + 1.22%,
1.10% Floor ) 5.53%
(a)
04/15/2038 997,865
Morgan Stanley Bank of America Merrill Lynch Trust ,
1,000,000 Series 2015-C23-AS 4.00%
(b)
07/15/2050 994,446
211,854 Series 2017-C33-A3 3.30% 05/15/2050 211,134
418,000 Series 2025-5C1-A1 4.92% 07/15/2029 419,207
Morgan Stanley Capital I ,
1,609,441 Series 2017-HR2-A3 3.33% 12/15/2050 1,548,403
Morgan Stanley Capital I Trust ,
1,000,000 Series
2016-UBS9-A4 3.59% 03/15/2049 985,995
7,829,343 Series 2019-L2-XA 1.00%
(b)(c)
03/15/2052 251,936
982,046 Series 2024-NSTB-A 3.90%
(a)(b)
09/24/2057 950,236
MSWF Commercial Mortgage Trust ,
154,608 Series 2023-1-A1 5.54% 05/15/2056 155,596
1,170,213 Series 2023-2-A1 5.96% 12/15/2056 1,187,442
2,200,000 Series 2023-2-A2 6.89% 12/15/2056 2,314,842
UBS Commercial Mortgage Trust ,
391,905 Series 2018-C13-A3 4.07% 10/15/2051 385,629
655,279 Series
2018-C15-ASB 4.20% 12/15/2051 648,890
1,600,366 Series 2018-C8-A3 3.72% 02/15/2051 1,560,950
VEGAS Trust ,
1,500,000 Series 2024-TI-A 5.52%
(a)
11/10/2039 1,511,314
Wells Fargo Commercial Mortgage Trust ,
1,250,000 Series 2015-C30-A4 3.66% 09/15/2058 1,243,051
1,000,000 Series
2015-LC22-A4 3.84% 09/15/2058 994,198
328,000 Series
2015-NXS3-AS 3.97%
(b)
09/15/2057 324,895
1,000,000 Series 2015-P2-A4 3.81% 12/15/2048 990,910
745,461 Series
2016-BNK1-A2 2.40% 08/15/2049 723,601
1,080,000 Series
2016-BNK1-A3 2.65% 08/15/2049 1,043,786
725,000 Series 2016-C33-A4 3.43% 03/15/2059 714,753
1,250,000 Series 2016-C34-A4 3.10% 06/15/2049 1,220,256
97,986 Series 2017-C38-A4 3.19% 07/15/2050 95,421
2,448,048 Series 2019-C50-A4 3.47% 05/15/2052 2,344,907
500,000 Series 2019-C53-A3 2.79% 10/15/2052 462,122
1,000,000 Series 2019-JWDR-B 2.70%
(a)(b)
09/15/2031 966,576

DoubleLine ETF Trust
Schedule of Investments DoubleLine Commercial Real Estate ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,000,000 Series 2019-JWDR-C 3.04%
(a)(b)
09/15/2031 969,323
2,500,000 Series
2020-C57-ASB 1.91% 08/15/2053 2,340,079
545,489 Series 2021-SAVE-A
(CME Term SOFR
1 Month + 1.36%,
1.15% Floor ) 5.68%
(a)
02/15/2040 546,251
1,491,677 Series 2024-5C1-A1 5.23% 07/15/2057 1,505,408
2,248,789 Series 2024-C63-A1 4.89% 08/15/2057 2,258,084
1,468,918 Series 2025-C64-A1 5.02% 02/15/2058 1,484,651
1,000,000 Series 2025-VTT-C 6.03%
(a)(b)
03/15/2038 999,201
WFRBS Commercial Mortgage Trust ,
93,500 Series 2013-C14-AS 3.49% 06/15/2046 90,677
1,000,000 Series 2014-C22-B 4.37%
(b)
09/15/2057 919,644
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $161,905,177) 163,629,005
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 1.3%
AREIT Trust ,
2,035,559 Series 2022-CRE6-A
(SOFR 30 Day
Average + 1.25%,
1.25% Floor ) 5.60%
(a)
01/20/2037 2,044,211
BXMT Ltd. ,
322,365 Series 2020-FL3-A
(CME Term SOFR
1 Month + 2.01%,
2.01% Floor ) 5.83%
(a)
11/15/2037 323,129
Ready Capital Mortgage Financing LLC ,
927,398 Series 2022-FL10-A
(CME Term SOFR
1 Month + 2.55%,
2.55% Floor ) 6.87%
(a)
10/25/2039 932,346
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $3,256,360) 3,299,686
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 9.9%
FHLMC ,
1,994,369 Pool WN2001 3.26% 09/01/2027 1,950,800
FHLMC Multifamily Structured Pass-Through Certificates ,
1,932,608 Series K089-A1 3.34% 10/25/2028 1,895,768
4,000,000 Series K518-A2 5.40% 01/25/2029 4,144,231
3,000,000 Series K741-A2 1.60% 12/25/2027 2,802,997
FNMA ,
3,152,775 Pool AN4952 3.18% 04/01/2027 3,090,014
3,152,775 Pool AN5139 3.13% 04/01/2027 3,085,249
3,500,000 Pool BL2869 2.79% 07/01/2029 3,287,574
4,500,000 Pool BZ1029 4.93% 06/01/2029 4,604,563
Total US Government and Agency Mortgage
Backed Obligations
(Cost $25,154,136) 24,861,196
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
SHORT TERM INVESTMENTS 4.0%
5,048,985 JPMorgan U.S.
Government
Money Market
Fund - Class IM 4.31%
(d)
5,048,985
5,048,985 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 4.27%
(d)
5,048,985
Total Short Term Investments
(Cost $10,097,970) 10,097,970
Total Investments 99.7%
(Cost $249,011,845) 250,932,915
Other Assets in Excess of Liabilities 0.3% 774,349
NET ASSETS 100.0% $251,707,264

Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2025, the value of these securities amounted to approximately $92,335,475 or
36.68% of net assets.
(b) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(c) Interest only security.
(d) Seven-day yield as of period end.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
SOFR Secured Overnight Financing Rate

Schedule of Investments DoubleLine Mortgage ETF
(Unaudited)
March 31, 2025

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 11.2%
COLT Mortgage Loan Trust ,
1,405,202 Series 2024-5-A2 5.38%
(a)(b)
08/25/2069 1,396,007
Connecticut Avenue Securities Trust ,
626,511 Series 2023-R07-
2M1 (SOFR 30
Day Average +
1.95% ) 6.29%
(a)
09/25/2043 630,259
2,000,000 Series 2024-R01-
1M2 (SOFR 30
Day Average +
1.80%, 1.80%
Floor ) 6.14%
(a)
01/25/2044 2,008,288
1,500,000 Series 2024-R02-
1M2 (SOFR 30
Day Average +
1.80%, 1.80%
Floor ) 6.14%
(a)
02/25/2044 1,505,029
3,000,000 Series 2024-R05-
2M2 (SOFR 30
Day Average +
1.70%, 1.90%
Floor ) 6.04%
(a)
07/25/2044 3,005,095
Deephaven Residential Mortgage Trust ,
747,409 Series 2022-2-A1 4.30%
(a)(c)
03/25/2067 720,266
FHLMC STACR REMIC Trust ,
1,000,000 Series 2022-DNA3-
M1B (SOFR 30
Day Average +
2.90% ) 7.24%
(a)
04/25/2042 1,029,053
989,075 Series 2023-HQA2-
M1A (SOFR 30
Day Average +
2.00% ) 6.34%
(a)
06/25/2043 993,734
6,000,000 Series
2024-DNA1-M2
(SOFR 30 Day
Average + 1.95% ) 6.29%
(a)
02/25/2044 6,018,300
2,000,000 Series
2024-HQA1-M2
(SOFR 30 Day
Average + 2.00% ) 6.34%
(a)
03/25/2044 2,007,679
New Residential Mortgage Loan Trust ,
4,500,702 Series
2024-NQM1-A1 6.13%
(a)(b)
03/25/2064 4,529,897
OBX Trust ,
1,099,609 Series
2023-NQM10-A1 6.46%
(a)(b)
10/25/2063 1,111,960
698,212 Series
2023-NQM3-A1 5.95%
(a)(b)
02/25/2063 699,990
1,370,907 Series
2023-NQM5-A1A 6.57%
(a)(b)
06/25/2063 1,386,802
1,557,134 Series
2024-NQM1-A2 6.25%
(a)(b)
11/25/2063 1,563,651
777,321 Series
2024-NQM4-A1 6.07%
(a)(b)
01/25/2064 782,510
1,555,208 Series
2024-NQM6-A1 6.45%
(a)(b)
02/25/2064 1,573,242
Verus Securitization Trust ,
1,225,091 Series 2023-5-A1 6.48%
(a)(b)
06/25/2068 1,234,854
705,863 Series 2023-7-A1 7.07%
(a)(b)
10/25/2068 720,022
1,402,578 Series 2023-8-A1 6.26%
(a)(b)
12/25/2068 1,413,660
823,250 Series
2023-INV3-A1 6.88%
(a)(c)
11/25/2068 835,354
1,466,022 Series 2024-1-A2 5.92%
(a)(b)
01/25/2069 1,466,486
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
2,717,346 Series 2024-8-A2 5.62%
(a)(b)
10/25/2069 2,710,682
3,884,040 Series 2024-9-A2 5.69%
(a)(b)
11/25/2069 3,879,637
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $43,016,128) 43,222,457
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 101.4%
FHLMC REMICS ,
1,960,793 Series 4631-GF
(SOFR 30 Day
Average + 0.61%,
0.50% Floor,
6.50% Cap ) 4.96% 11/15/2046 1,932,306
1,233,228 Series 5008-DI 3.00%
(d)
09/25/2050 166,267
7,082,900 Series 5020-IH 3.00%
(d)
08/25/2050 1,183,525
6,117,738 Series 5083-IH 2.50%
(d)
03/25/2051 910,540
3,133,979 Series 5092-FK
(SOFR 30 Day
Average + 0.70%,
0.70% Floor,
4.00% Cap ) 4.00% 03/25/2051 2,598,822
5,704,256 Series 5188-IA 3.00%
(d)
02/25/2052 866,052
8,868,925 Series 5377- 2.50%
(d)
12/25/2051 1,165,116
FHLMC STRIPS ,
6,689,284 Series 389-C19 2.50%
(d)
04/15/2052 1,053,853
FHLMC UMBS ,
10,070,982 Pool QD8212 3.00% 03/01/2052 8,804,897
5,145,788 Pool RA2853 2.50% 06/01/2050 4,328,991
9,761,793 Pool RJ3490 6.00% 02/01/2055 10,046,248
2,295,542 Pool SD2912 5.00% 05/01/2053 2,269,191
1,943,716 Pool SD3139 3.50% 07/01/2052 1,756,576
3,954,486 Pool SD3354 5.00% 06/01/2053 3,888,646
6,537,050 Pool SD3530 6.00% 08/01/2053 6,703,597
2,631,663 Pool SD3745 6.00% 09/01/2053 2,699,117
4,541,122 Pool SD4296 2.00% 02/01/2052 3,658,068
4,643,967 Pool SD4650 5.00% 01/01/2054 4,586,395
4,217,776 Pool SD4794 6.50% 01/01/2054 4,454,823
2,657,267 Pool SD4888 6.00% 02/01/2054 2,731,230
6,728,542 Pool SD5525 5.50% 06/01/2054 6,813,451
9,158,970 Pool SD5573 3.00% 08/01/2052 8,034,058
2,741,831 Pool SD5617 6.00% 06/01/2054 2,822,839
2,202,505 Pool SD5726 3.00% 07/01/2052 1,927,317
6,336,485 Pool SD6053 5.50% 08/01/2054 6,390,126
6,724,561 Pool SD6570 5.50% 10/01/2054 6,777,219
6,608,374 Pool SD6874 5.50% 11/01/2054 6,687,688
5,234,205 Pool SD7512 3.00% 02/01/2050 4,623,774
10,827,010 Pool SD7535 2.50% 02/01/2051 9,192,798
5,974,224 Pool SD7550 3.00% 02/01/2052 5,269,404
4,551,672 Pool SD7565 5.50% 09/01/2053 4,604,914
6,772,367 Pool SD7567 5.50% 02/01/2054 6,867,709
2,798,838 Pool SD8288 5.00% 01/01/2053 2,751,546
FNMA REMICS ,
1,215,577 Series 2017-99-PY 4.00% 12/25/2047 1,139,113
3,444,173 Series 2021-3-NI 2.50%
(d)
02/25/2051 525,971
3,430,052 Series 2021-42-IA 3.00%
(d)
02/25/2051 527,474
5,473,294 Series 2021-88-KI 3.50%
(d)
03/25/2046 921,372
5,689,914 Series 2021-94- 3.00%
(d)
01/25/2052 974,439
4,944,184 Series 2023-51-BI 3.50%
(d)
04/25/2053 970,863
3,829,278 Series 2024-82-FH
(SOFR 30 Day
Average + 1.15%,
1.15% Floor,
6.50% Cap ) 5.49% 11/25/2054 3,823,435
5,543,943 Series 2024-9-BI 3.00%
(d)
03/25/2051 945,765

Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
9,930,837 Series 2025-18-FH
(SOFR 30 Day
Average + 1.40%,
1.40% Floor,
6.50% Cap ) 5.74% 08/25/2054 9,999,620
FNMA STRIPS ,
8,552,093 Series 427-C84 3.50%
(d)
11/25/2040 1,206,537
6,876,229 Series 437-C8 2.50%
(d)
06/25/2052 1,062,584
FNMA UMBS ,
11,329,227 Pool BU1061 2.50% 10/01/2051 9,577,013
6,975,461 Pool CA6032 2.50% 06/01/2050 5,901,555
10,790,918 Pool CA7028 2.50% 09/01/2050 9,139,778
2,686,595 Pool CB7781 5.50% 01/01/2054 2,693,316
1,630,018 Pool CB8020 6.50% 02/01/2054 1,684,656
7,221,283 Pool CB8501 6.00% 05/01/2054 7,480,985
7,366,221 Pool CB9973 5.50% 02/01/2055 7,426,181
9,850,000 Pool FA0950 5.50% 03/01/2055 9,966,681
5,414,894 Pool FM7529 3.00% 05/01/2051 4,748,075
5,840,902 Pool FS0984 3.00% 04/01/2052 5,139,129
3,822,076 Pool FS2040 2.00% 02/01/2052 3,047,972
4,551,098 Pool FS2141 3.50% 06/01/2052 4,138,208
2,690,608 Pool FS5704 2.00% 04/01/2052 2,142,765
5,250,902 Pool FS6476 2.50% 11/01/2051 4,430,370
3,693,209 Pool FS7114 5.50% 02/01/2054 3,739,868
6,252,865 Pool FS7512 4.00% 05/01/2052 5,903,570
6,813,928 Pool FS7738 6.00% 03/01/2054 7,050,979
5,844,703 Pool FS7819 2.00% 03/01/2052 4,718,181
7,666,756 Pool FS8660 5.50% 08/01/2054 7,758,772
9,198,621 Pool FS9026 5.50% 09/01/2053 9,297,837
3,452,976 Pool MA3357 4.00% 05/01/2048 3,255,583
4,541,689 Pool MA4492 2.00% 12/01/2051 3,623,646
3,559,468 Pool MA4733 4.50% 09/01/2052 3,412,083
442,844 Pool MA5038 5.00% 06/01/2053 435,128
2,556,138 Pool MA5039 5.50% 06/01/2053 2,557,738
9,809,596 Pool MA5503 5.50% 10/01/2044 9,921,098
5,915,905 Pool MA5615 6.00% 02/01/2055 6,011,117
FNMA/FHLMC UMBS, 30 Year, Single Family ,
30,552,000 Pool 2.50%
(e)
04/25/2055 25,409,188
22,293,000 Pool 3.00%
(e)
04/25/2055 19,323,517
18,219,000 Pool 5.50%
(e)
04/25/2055 18,197,628
GNMA ,
913,221 Series 2016-116-DF
(CME Term SOFR
1 Month + 0.51%,
0.40% Floor,
6.50% Cap ) 4.83% 09/20/2046 895,716
1,281,409 Series 2019-31-GF
(CME Term SOFR
1 Month + 0.56%,
0.45% Floor,
6.50% Cap ) 4.88% 03/20/2049 1,263,523
7,330,757 Series 2020-126-KI 2.50%
(d)
08/20/2050 1,094,450
16,425,192 Series 2020-151-MI 2.50%
(d)
10/20/2050 2,484,684
3,337,193 Series 2020-153-CI 2.50%
(d)
10/20/2050 470,005
6,416,383 Series 2020-160-VI 2.50%
(d)
10/20/2050 928,541
9,826,237 Series 2020-167-WI 4.00%
(d)
08/20/2046 1,490,202
2,656,706 Series 2020-17-IG 3.00%
(d)
02/20/2050 439,207
7,445,456 Series 2020-173-MI 2.50%
(d)
11/20/2050 1,106,900
3,818,021 Series 2020-183-JI 2.50%
(d)
11/20/2050 563,920
9,405,630 Series 2020-188-BI 2.50%
(d)
12/20/2050 1,352,070
5,600,617 Series 2020-51-ID 3.50%
(d)
04/20/2050 996,866
6,357,555 Series 2021-115-MI 2.50%
(d)
05/20/2051 741,618
8,441,594 Series 2021-140-IH 2.50%
(d)
08/20/2051 1,166,781
2,012,304 Series 2021-142- 3.00%
(d)
08/20/2051 319,505
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
3,721,828 Series 2021-206-AI 3.50%
(d)
11/20/2051 653,262
5,776,726 Series 2021-57-JI 3.00%
(d)
03/20/2051 996,087
7,778,571 Series 2021-77-IW 2.50%
(d)
12/20/2050 886,976
6,942,222 Series 2022-204- 3.50%
(d)
04/20/2052 1,128,739
6,482,541 Series 2022-207- 3.00%
(d)
08/20/2051 1,094,587
7,602,837 Series 2022-83- 2.50%
(d)
11/20/2051 1,126,032
4,841,196 Series 2023-24-IH 3.50%
(d)
07/20/2051 903,148
5,694,436 Series 2024-24-BI 3.00%
(d)
12/20/2051 908,592
8,479,218 Series 2024-61-IA 2.50%
(d)
02/20/2051 1,158,360
8,253,378 Series 2024-79-CI 3.50%
(d)
02/20/2052 1,256,771
Total US Government and Agency Mortgage
Backed Obligations
(Cost $393,713,095) 394,223,435
SHORT TERM INVESTMENTS 5.3%
10,375,972 JPMorgan U.S.
Government
Money Market
Fund - Class IM 4.31%
(f)
10,375,972
10,375,972 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 4.27%
(f)
10,375,972
Total Short Term Investments
(Cost $20,751,944) 20,751,944
Total Investments 117.9%
(Cost $457,481,167) 458,197,836
Liabilities in Excess of Other Assets (17.9)% (69,432,700)
NET ASSETS 100.0% $388,765,136

DoubleLine ETF Trust
Schedule of Investments DoubleLine Mortgage ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2025
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2025, the value of these securities amounted to approximately $43,222,457 or
11.12% of net assets.
(b) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(d) Interest only security.
(e) Represents or includes a TBA transaction.
(f) Seven-day yield as of period end.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage Backed Securities
STACR Structured Agency Credit Risk
STRIPS Separate Trading of Registered Interest and Principal of Securities
REMIC Real Estate Mortgage Investment Conduit
Futures Contracts
Description Long/Short
Contract
Quantity
Expiration
Date
Notional
Amount
(1)
Unrealized
Appreciation
(Depreciation) /
Value
U.S. Treasury Long Bond Long 183 06/18/2025 $ 21,462,469 $ 58,792
U.S. Treasury 10 Year Ultra Bond Long 95 06/18/2025 10,841,875 39,502
U.S. Treasury Ultra Bond Long 25 06/18/2025 3,056,250 3,373
U.S. Treasury 5 Year Note Long 65 06/30/2025 7,030,156 2,408
U.S. Treasury 2 Year Note Short (240) 06/30/2025 (49,721,250) (21,006)
$83,069
(1) Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Schedule of Investments DoubleLine Commodity Strategy ETF (Consolidated)
(Unaudited)
March 31, 2025
Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
SHORT TERM INVESTMENTS 101.9%
1,088,642 JPMorgan U.S.
Government
Money Market
Fund - Class IM 4.31%
(a)(b)
1,088,642
1,088,642 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 4.27%
(a)(b)
1,088,642
4,400,000 U.S. Treasury Bills 0.00%
(b)
04/22/2025 4,389,104
4,500,000 U.S. Treasury Bills 0.00%
(b)
05/08/2025 4,480,436
5,600,000 U.S. Treasury Bills 0.00%
(b)
05/13/2025 5,572,426
1,000,000 U.S. Treasury Bills 0.00%
(b)
05/20/2025 994,253
1,000,000 U.S. Treasury Bills 0.00%
(b)
06/03/2025 992,660
1,000,000 U.S. Treasury Bills 0.00%
(b)
07/22/2025 986,980
5,100,000 U.S. Treasury Bills 0.00%
(b)
07/31/2025 5,028,605
600,000 U.S. Treasury Bills 0.00%
(b)(c)
08/21/2025 590,261
Total Short Term Investments
(Cost $25,212,060) 25,212,009
Total Investments 101.9%
(Cost $25,212,060) 25,212,009
Liabilities in Excess of Other Assets (1.9)% (475,778)
NET ASSETS 100.0% $24,736,231
(a) Seven-day yield as of period end.
(b) All or a portion of this security is owned by DoubleLine Commodity ETF Ltd., which is a wholly-owned subsidiary of the DoubleLine Commodity
Strategy ETF.
(c) All or a portion of this security was pledged as collateral. The total value of pledged collateral was $46,237, which represented 0.20% of the net assets of the fund.
Excess Return Swaps
Reference Entity Counterparty Long/Short
Financing
Rate
Payment
Frequency
Termination
Date
Notional
Amount Value
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
Barclays Backwardation Tilt
Multi-Strategy Index
(1)(2)
Barclays Bank Plc Long 0.25% Termination 04/23/2025 $ 1,200,000 $ 10,304 $ — $ 10,304
Barclays Backwardation Tilt
Multi-Strategy Index
(1)(2)
Barclays Bank Plc Long 0.25% Termination 04/23/2025 20,100,000 138,314 — 138,314
$148,618 $— $148,618
(1) All or a portion of this security is owned by DoubleLine Commodity ETF Ltd., which is a wholly-owned subsidiary of the DoubleLine Commodity
Strategy ETF.
(2) Barclays Backwardation Tilt Multi-Strategy Index (the "Barclays Index") seeks to capture two sources of potential outperformance in commodity futures markets. The first source of potential outperformance comes through selecting, for each relevant commodity, the eligible futures contract that is expected to offer the best outperformance relative to the front-month contract rolling exposure used by the Bloomberg Commodity Index.
This is achieved through the use of certain futures contract selection methodologies referred to together as “Multi-Strategy.” These Multi-Strategy methodologies select a futures contract for each commodity that may differ from the futures contract selected by the Bloomberg Commodity
Index, based on the factors described above including carry, seasonality and momentum. The second source of potential outperformance comes through overweighting (relative to the weightings in the Bloomberg Commodity Index) the exposure of the Barclays Index to the futures contracts of commodities that exhibit the highest degree of backwardation in the term structures of their futures contracts, while simultaneously underweighting the exposure to the futures contracts of commodities that exhibit a lower degree of backwardation. Historically, the commodities with a higher degree of backwardation have generally had better historical average performance than the commodities with a lower degree of backwardation. Information on the index constituents as of period end, is available on the Barclays Capital, Inc.
website at https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXCS1496.

Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
(Unaudited)
March 31, 2025

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
COMMON STOCKS 99.7%
AEROSPACE & DEFENSE 2.1%
176 Boeing Co. (The)
(a)
30,017
148 GE Aerospace 29,622
118 General Dynamics Corp. 32,164
174 Huntington Ingalls Industries, Inc. 35,503
145 L3Harris Technologies, Inc. 30,350
66 Lockheed Martin Corp. 29,483
63 Northrop Grumman Corp. 32,257
224 RTX Corp. 29,671
405 Textron, Inc. 29,261
278,328
AIR FREIGHT & LOGISTICS 1.1%
298 CH Robinson Worldwide, Inc. 30,515
253 Expeditors International of Washington, Inc. 30,423
116 FedEx Corp. 28,278
785 GXO Logistics, Inc.
(a)
30,679
252 United Parcel Service, Inc. - Class B 27,717
147,612
AUTOMOBILE COMPONENTS 1.1%
314 Autoliv, Inc. (Sweden) 27,773
1,047 BorgWarner, Inc. 29,997
2,136 Dana, Inc. 28,473
3,422 Goodyear Tire & Rubber Co. (The)
(a)
31,619
328 Lear Corp. 28,936
146,798
AUTOMOBILES 0.8%
3,195 Ford Motor Co. 32,046
637 General Motors Co. 29,958
107 Tesla, Inc.
(a)
27,730
301 Thor Industries, Inc. 22,819
112,553
BANKS 3.1%
659 Bank of America Corp. 27,500
391 Citigroup, Inc. 27,757
668 Citizens Financial Group, Inc. 27,368
700 Fifth Third Bancorp 27,440
15 First Citizens BancShares, Inc. - Class A 27,812
2,564 Flagstar Financial, Inc. 29,794
1,860 Huntington Bancshares, Inc. 27,919
116 JPMorgan Chase & Co. 28,455
1,778 KeyCorp 28,430
160 M&T Bank Corp. 28,600
159 PNC Financial Services Group, Inc. (The) 27,947
1,300 Regions Financial Corp. 28,249
661 Truist Financial Corp. 27,200
652 US Bancorp 27,527
390 Wells Fargo & Co. 27,998
419,996
BEVERAGES 1.4%
415 Coca-Cola Co. (The) 29,722
171 Constellation Brands, Inc. - Class A 31,383
874 Keurig Dr Pepper, Inc. 29,908
489 Molson Coors Beverage Co. - Class B 29,765
541 Monster Beverage Corp.
(a)
31,660
192 PepsiCo, Inc. 28,788
181,226
BIOTECHNOLOGY 1.3%
141 AbbVie, Inc. 29,542
97 Amgen, Inc. 30,221
211 Biogen, Inc.
(a)
28,873
SHARES SECURITY DESCRIPTION VALUE $
259 Gilead Sciences, Inc. 29,021
44 Regeneron Pharmaceuticals, Inc. 27,906
62 Vertex Pharmaceuticals, Inc.
(a)
30,059
175,622
BROADLINE RETAIL 1.4%
146 Amazon.com, Inc.
(a)
27,778
1,247 Coupang, Inc. (South Korea)
(a)
27,347
460 eBay, Inc. 31,155
2,649 Kohl's Corp. 21,669
2,140 Macy's, Inc. 26,878
1,233 Nordstrom, Inc. 30,147
105,040 QVC Group, Inc.
(a)
21,124
186,098
BUILDING PRODUCTS 1.1%
223 Builders FirstSource, Inc.
(a)
27,862
475 Carrier Global Corp. 30,115
405 Masco Corp. 28,164
202 Owens Corning 28,850
284 UFP Industries, Inc. 30,398
145,389
CAPITAL MARKETS 3.3%
56 Ameriprise Financial, Inc. 27,110
340 Bank of New York Mellon Corp. (The) 28,516
31 Blackrock, Inc. 29,341
383 Charles Schwab Corp. (The) 29,980
1,515 Franklin Resources, Inc. 29,164
50 Goldman Sachs Group, Inc. (The) 27,315
148 Interactive Brokers Group, Inc. - Class A 24,507
173 Intercontinental Exchange, Inc. 29,843
470 Jefferies Financial Group, Inc. 25,178
83 LPL Financial Holdings, Inc. 27,153
233 Morgan Stanley 27,184
274 Northern Trust Corp. 27,030
199 Raymond James Financial, Inc. 27,643
57 S&P Global, Inc. 28,962
309 State Street Corp. 27,665
366 StoneX Group, Inc.
(a)
27,955
444,546
CHEMICALS 3.1%
97 Air Products and Chemicals, Inc. 28,607
426 Albemarle Corp. 30,681
631 Celanese Corp. - Class A 35,821
497 Corteva, Inc. 31,276
827 Dow, Inc. 28,879
378 DuPont de Nemours, Inc. 28,229
316 Eastman Chemical Co. 27,843
111 Ecolab, Inc. 28,141
371 International Flavors & Fragrances, Inc. 28,793
1,288 Mosaic Co. (The) 34,789
268 PPG Industries, Inc. 29,306
244 RPM International, Inc. 28,226
84 Sherwin-Williams Co. (The) 29,332
276 Westlake Corp. 27,608
417,531
COMMERCIAL SERVICES & SUPPLIES 0.9%
560 ABM Industries, Inc. 26,522
145 Cintas Corp. 29,802
125 Republic Services, Inc. - Class A 30,270
128 Waste Management, Inc. 29,633
116,227

Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
COMMUNICATIONS EQUIPMENT 0.4%
472 Cisco Systems, Inc. 29,127
70 Motorola Solutions, Inc. 30,647
59,774
CONSTRUCTION & ENGINEERING 1.1%
309 AECOM 28,654
76 EMCOR Group, Inc. 28,092
816 Fluor Corp.
(a)
29,229
239 MasTec, Inc.
(a)
27,894
120 Quanta Services, Inc. 30,501
144,370
CONSTRUCTION MATERIALS 0.2%
125 Vulcan Materials Co. 29,163
CONSUMER FINANCE 1.1%
853 Ally Financial, Inc. 31,109
102 American Express Co. 27,443
154 Capital One Financial Corp. 27,612
159 Discover Financial Services 27,141
524 Synchrony Financial 27,741
141,046
CONSUMER STAPLES DISTRIBUTION & RETAIL 3.6%
1,458 Albertsons Cos., Inc. - Class A 32,061
718 Andersons, Inc. (The) 30,824
301 BJ's Wholesale Club Holdings, Inc.
(a)
34,344
73 Casey's General Stores, Inc. 31,685
29 Costco Wholesale Corp. 27,428
416 Dollar General Corp. 36,580
434 Dollar Tree, Inc.
(a)
32,580
475 Kroger Co. (The) 32,153
362 Performance Food Group Co.
(a)
28,464
1,478 SpartanNash Co. 29,944
396 Sysco Corp. 29,716
248 Target Corp. 25,881
1,016 United Natural Foods, Inc.
(a)
27,828
429 US Foods Holding Corp.
(a)
28,082
2,945 Walgreens Boots Alliance, Inc. 32,896
308 Walmart, Inc. 27,039
487,505
CONTAINERS & PACKAGING 1.8%
162 Avery Dennison Corp. 28,831
575 Ball Corp. 29,940
415 Berry Global Group, Inc. 28,971
339 Crown Holdings, Inc. 30,259
1,144 Graphic Packaging Holding Co. 29,698
538 International Paper Co. 28,702
2,747 O-I Glass, Inc.
(a)
31,509
143 Packaging Corp. of America 28,317
236,227
DISTRIBUTORS 0.7%
1,135 A-Mark Precious Metals, Inc. 28,795
242 Genuine Parts Co. 28,832
715 LKQ Corp. 30,416
88,043
DIVERSIFIED TELECOMMUNICATION SERVICES 0.6%
1,083 AT&T, Inc. 30,627
6,336 Lumen Technologies, Inc.
(a)
24,837
683 Verizon Communications, Inc. 30,981
86,445
SHARES SECURITY DESCRIPTION VALUE $
ELECTRIC UTILITIES 3.1%
280 American Electric Power Co., Inc. 30,596
129 Constellation Energy Corp. 26,010
253 Duke Energy Corp. 30,858
541 Edison International 31,877
343 Entergy Corp. 29,323
475 Eversource Energy 29,502
672 Exelon Corp. 30,966
762 FirstEnergy Corp. 30,800
419 NextEra Energy, Inc. 29,703
298 NRG Energy, Inc. 28,447
1,823 PG&E Corp. 31,319
842 PPL Corp. 30,405
331 Southern Co. (The) 30,435
418 Xcel Energy, Inc. 29,590
419,831
ELECTRICAL EQUIPMENT 0.4%
256 Emerson Electric Co. 28,068
107 Rockwell Automation, Inc. 27,647
55,715
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.9%
471 Amphenol Corp. - Class A 30,894
284 Arrow Electronics, Inc.
(a)
29,488
611 Avnet, Inc. 29,383
174 CDW Corp. 27,885
622 Corning, Inc. 28,475
200 Insight Enterprises, Inc.
(a)
29,998
205 Jabil, Inc. 27,894
391 Sanmina Corp.
(a)
29,786
223 TD SYNNEX Corp. 23,183
256,986
ENERGY EQUIPMENT & SERVICES 0.7%
689 Baker Hughes Co. - Class A 30,282
1,201 Halliburton Co. 30,469
2,108 NOV, Inc. 32,084
92,835
ENTERTAINMENT 1.1%
232 Electronic Arts, Inc. 33,530
211 Live Nation Entertainment, Inc.
(a)
27,552
31 Netflix, Inc.
(a)
28,908
266 Walt Disney Co. (The) 26,254
2,726 Warner Bros Discovery, Inc.
(a)
29,250
145,494
FINANCIAL SERVICES 2.1%
59 Berkshire Hathaway, Inc. - Class B
(a)
31,421
478 Block, Inc. - Class A
(a)
25,970
553 Equitable Holdings, Inc. 28,806
417 Fidelity National Information Services, Inc. 31,142
126 Fiserv, Inc.
(a)
27,825
292 Global Payments, Inc. 28,593
52 Mastercard, Inc. - Class A 28,502
429 PayPal Holdings, Inc.
(a)
27,992
83 Visa, Inc. - Class A 29,088
420 Voya Financial, Inc. 28,459
287,798
FOOD PRODUCTS 2.9%
644 Archer-Daniels-Midland Co. 30,918
728 Campbell's Co. (The) 29,062
1,149 Conagra Brands, Inc. 30,644
484 General Mills, Inc. 28,938
168 Hershey Co. (The) 28,733

DoubleLine ETF Trust
Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2025
SHARES SECURITY DESCRIPTION VALUE $
1,019 Hormel Foods Corp. 31,528
230 Ingredion, Inc. 31,098
267 J M Smucker Co. (The) 31,616
363 Kellanova 29,944
957 Kraft Heinz Co. (The) 29,122
454 Mondelez International, Inc. - Class A 30,804
11 Seaboard Corp. 29,668
483 Tyson Foods, Inc. - Class A 30,820
392,895
GAS UTILITIES 0.2%
881 UGI Corp. 29,135
GROUND TRANSPORTATION 2.1%
404 Avis Budget Group, Inc.
(a)
30,663
940 CSX Corp. 27,664
7,495 Hertz Global Holdings, Inc.
(a)
29,530
190 JB Hunt Transport Services, Inc. 28,111
614 Knight-Swift Transportation Holdings, Inc. -
Class A 26,703
123 Norfolk Southern Corp. 29,133
189 Ryder System, Inc. 27,180
404 Uber Technologies, Inc.
(a)
29,435
122 Union Pacific Corp. 28,821
251 XPO, Inc.
(a)
27,003
284,243
HEALTH CARE EQUIPMENT & SUPPLIES 1.7%
213 Abbott Laboratories 28,254
857 Baxter International, Inc. 29,335
131 Becton Dickinson & Co. 30,007
287 Boston Scientific Corp.
(a)
28,953
344 GE HealthCare Technologies, Inc. 27,764
53 Intuitive Surgical, Inc.
(a)
26,249
76 Stryker Corp. 28,291
285 Zimmer Biomet Holdings, Inc. 32,257
231,110
HEALTH CARE PROVIDERS & SERVICES 4.6%
1,615 BrightSpring Health Services, Inc.
(a)
29,215
232 Cardinal Health, Inc. 31,963
117 Cencora, Inc. 32,537
508 Centene Corp.
(a)
30,841
96 Cigna Group (The) 31,584
9,821 Community Health Systems, Inc.
(a)
26,517
463 CVS Health Corp. 31,368
210 DaVita, Inc.
(a)
32,124
75 Elevance Health, Inc. 32,621
96 HCA Healthcare, Inc. 33,172
422 Henry Schein, Inc.
(a)
28,903
115 Humana, Inc. 30,429
118 Labcorp Holdings, Inc. 27,463
46 McKesson Corp. 30,958
99 Molina Healthcare, Inc.
(a)
32,610
3,243 Owens & Minor, Inc.
(a)
29,284
169 Quest Diagnostics, Inc. 28,595
241 Tenet Healthcare Corp.
(a)
32,415
64 UnitedHealth Group, Inc. 33,519
171 Universal Health Services, Inc. - Class B 32,131
618,249
HOTELS, RESTAURANTS & LEISURE 3.1%
213 Airbnb, Inc. - Class A
(a)
25,445
829 Aramark 28,617
6 Booking Holdings, Inc. 27,641
951 Caesars Entertainment, Inc.
(a)
23,775
SHARES SECURITY DESCRIPTION VALUE $
553 Chipotle Mexican Grill, Inc. - Class A
(a)
27,766
152 Darden Restaurants, Inc. 31,580
152 DoorDash, Inc. - Class A
(a)
27,781
154 Expedia Group, Inc. 25,887
114 Hilton Worldwide Holdings, Inc. 25,941
661 Las Vegas Sands Corp. 25,534
108 Marriott International, Inc. - Class A 25,726
99 McDonald's Corp. 30,925
898 MGM Resorts International
(a)
26,617
261 Starbucks Corp. 25,601
608 Yum China Holdings, Inc. (China) 31,653
410,489
HOUSEHOLD DURABLES 2.0%
239 DR Horton, Inc. 30,384
254 Lennar Corp. - Class A 29,154
257 Mohawk Industries, Inc.
(a)
29,344
4,755 Newell Brands, Inc. 29,481
4 NVR, Inc.
(a)
28,978
294 PulteGroup, Inc. 30,223
495 Taylor Morrison Home Corp. - Class A
(a)
29,720
277 Toll Brothers, Inc. 29,248
305 Whirlpool Corp. 27,490
264,022
HOUSEHOLD PRODUCTS 0.9%
193 Clorox Co. (The) 28,419
324 Colgate-Palmolive Co. 30,359
209 Kimberly-Clark Corp. 29,724
171 Procter & Gamble Co. (The) 29,142
117,644
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS 0.5%
2,693 AES Corp. (The) 33,448
242 Vistra Corp. 28,420
61,868
INDUSTRIAL CONGLOMERATES 0.4%
196 3M Co. 28,785
142 Honeywell International, Inc. 30,068
58,853
INDUSTRIAL REITS 0.2%
242 Prologis, Inc. 27,053
INSURANCE 5.2%
273 Aflac, Inc. 30,355
148 Allstate Corp. (The) 30,646
234 American Financial Group, Inc. 30,734
364 American International Group, Inc. 31,646
87 Arthur J Gallagher & Co. 30,036
143 Assurant, Inc. 29,994
204 Cincinnati Financial Corp. 30,135
465 Fidelity National Financial, Inc. 30,262
4,344 Genworth Financial, Inc. - Class A
(a)
30,799
250 Hartford Insurance Group, Inc. (The) 30,933
793 Lincoln National Corp. 28,477
345 Loews Corp. 31,709
16 Markel Group, Inc.
(a)
29,914
125 Marsh & McLennan Cos., Inc. 30,504
351 MetLife, Inc. 28,182
776 Old Republic International Corp. 30,435
338 Principal Financial Group, Inc. 28,517
105 Progressive Corp. (The) 29,716
265 Prudential Financial, Inc. 29,595
151 Reinsurance Group of America, Inc. 29,732
115 Travelers Cos., Inc. (The) 30,413

Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
370 Unum Group 30,140
471 W R Berkley Corp. 33,515
696,389
INTERACTIVE MEDIA & SERVICES 0.4%
180 Alphabet, Inc. - Class A 27,835
46 Meta Platforms, Inc. - Class A 26,513
54,348
IT SERVICES 0.8%
359 Cognizant Technology Solutions Corp. - Class A 27,464
1,657 DXC Technology Co.
(a)
28,252
120 International Business Machines Corp. 29,839
803 Kyndryl Holdings, Inc.
(a)
25,214
110,769
LEISURE PRODUCTS 0.2%
696 Polaris, Inc. 28,494
LIFE SCIENCES TOOLS & SERVICES 0.6%
146 Danaher Corp. 29,930
163 IQVIA Holdings, Inc.
(a)
28,737
57 Thermo Fisher Scientific, Inc. 28,363
87,030
MACHINERY 2.8%
329 AGCO Corp. 30,456
90 Caterpillar, Inc. 29,682
84 Cummins, Inc. 26,329
64 Deere & Co. 30,038
154 Dover Corp. 27,055
114 Illinois Tool Works, Inc. 28,273
305 Oshkosh Corp. 28,694
298 Otis Worldwide Corp. 30,753
286 PACCAR, Inc. 27,848
46 Parker-Hannifin Corp. 27,961
354 Stanley Black & Decker, Inc. 27,216
165 Westinghouse Air Brake Technologies Corp. 29,923
231 Xylem, Inc. 27,595
371,823
MEDIA 2.2%
10,833 Altice USA, Inc. - Class A
(a)
28,816
81 Charter Communications, Inc. - Class A
(a)
29,851
835 Comcast Corp. - Class A 30,812
965 EchoStar Corp. - Class A
(a)
24,685
526 Fox Corp. - Class A 29,772
1,132 Interpublic Group of Cos., Inc. (The) 30,745
1,054 News Corp. - Class A 28,690
372 Omnicom Group, Inc. 30,842
2,639 Paramount Global - Class B 31,561
1,251 Sirius XM Holdings, Inc. 28,204
293,978
METALS & MINING 2.0%
952 Alcoa Corp. 29,036
2,990 Cleveland-Cliffs, Inc.
(a)
24,578
639 Commercial Metals Co. 29,400
842 Freeport-McMoRan, Inc. 31,878
708 Newmont Corp. 34,183
226 Nucor Corp. 27,197
104 Reliance, Inc. 30,030
230 Steel Dynamics, Inc. 28,768
769 United States Steel Corp. 32,498
267,568
SHARES SECURITY DESCRIPTION VALUE $
MULTI-UTILITIES 2.0%
290 Ameren Corp. 29,116
872 CenterPoint Energy, Inc. 31,593
405 CMS Energy Corp. 30,420
288 Consolidated Edison, Inc. 31,849
527 Dominion Energy, Inc. 29,549
222 DTE Energy Co. 30,696
368 Public Service Enterprise Group, Inc. 30,286
421 Sempra 30,043
277 WEC Energy Group, Inc. 30,187
273,739
OIL, GAS & CONSUMABLE FUELS 5.7%
1,581 APA Corp. 33,232
135 Cheniere Energy, Inc. 31,239
196 Chevron Corp. 32,789
324 ConocoPhillips 34,025
1,887 Delek US Holdings, Inc. 28,437
877 Devon Energy Corp. 32,800
201 Diamondback Energy, Inc. 32,136
249 EOG Resources, Inc. 31,932
305 Expand Energy Corp. 33,952
279 Exxon Mobil Corp. 33,181
208 Hess Corp. 33,224
904 HF Sinclair Corp. 29,724
1,103 Kinder Morgan, Inc. 31,469
206 Marathon Petroleum Corp. 30,012
647 Occidental Petroleum Corp. 31,936
310 ONEOK, Inc. 30,758
754 Ovintiv, Inc. 32,271
2,230 Par Pacific Holdings, Inc.
(a)
31,800
1,486 PBF Energy, Inc. - Class A 28,368
239 Phillips 66 29,512
153 Targa Resources Corp. 30,672
234 Valero Energy Corp. 30,904
521 Williams Cos., Inc. (The) 31,135
1,016 World Kinect Corp. 28,814
754,322
PASSENGER AIRLINES 1.1%
433 Alaska Air Group, Inc.
(a)
21,312
2,158 American Airlines Group, Inc.
(a)
22,767
514 Delta Air Lines, Inc. 22,410
4,651 JetBlue Airways Corp.
(a)
22,418
985 Southwest Airlines Co. 33,076
330 United Airlines Holdings, Inc.
(a)
22,787
144,770
PERSONAL CARE PRODUCTS 0.2%
429 Estee Lauder Cos., Inc. (The) - Class A 28,314
PHARMACEUTICALS 1.5%
501 Bristol-Myers Squibb Co. 30,556
32 Eli Lilly & Co. 26,429
179 Johnson & Johnson 29,685
322 Merck & Co., Inc. 28,903
1,147 Pfizer, Inc. 29,065
3,208 Viatris, Inc. 27,942
176 Zoetis, Inc. - Class A 28,978
201,558
PROFESSIONAL SERVICES 1.7%
94 Automatic Data Processing, Inc. 28,720
292 Booz Allen Hamilton Holding Corp. - Class A 30,537
699 Concentrix Corp. 38,892
239 Jacobs Solutions, Inc. 28,893

DoubleLine ETF Trust
Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2025
SHARES SECURITY DESCRIPTION VALUE $
233 Leidos Holdings, Inc. 31,441
523 ManpowerGroup, Inc. 30,271
314 Science Applications International Corp. 35,253
224,007
REAL ESTATE MANAGEMENT & DEVELOPMENT 0.4%
214 CBRE Group, Inc. - Class A
(a)
27,987
113 Jones Lang LaSalle, Inc.
(a)
28,014
56,001
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.8%
307 Advanced Micro Devices, Inc.
(a)
31,541
132 Analog Devices, Inc. 26,620
198 Applied Materials, Inc. 28,734
162 Broadcom, Inc. 27,124
1,310 Intel Corp. 29,750
43 KLA Corp. 29,231
400 Lam Research Corp. 29,080
516 Microchip Technology, Inc. 24,980
333 Micron Technology, Inc. 28,934
266 NVIDIA Corp. 28,829
666 ON Semiconductor Corp.
(a)
27,100
195 QUALCOMM, Inc. 29,954
154 Texas Instruments, Inc. 27,674
369,551
SOFTWARE 1.4%
68 Adobe, Inc.
(a)
26,080
50 Intuit, Inc. 30,699
77 Microsoft Corp. 28,905
185 Oracle Corp. 25,865
103 Salesforce, Inc. 27,641
33 ServiceNow, Inc.
(a)
26,273
117 Workday, Inc. - Class A
(a)
27,323
192,786
SPECIALIZED REITS 0.6%
143 American Tower Corp. 31,117
33 Equinix, Inc. 26,907
955 Weyerhaeuser Co. 27,962
85,986
SPECIALTY RETAIL 6.0%
848 Advance Auto Parts, Inc. 33,249
115 Asbury Automotive Group, Inc.
(a)
25,397
170 AutoNation, Inc.
(a)
27,526
9 AutoZone, Inc.
(a)
34,314
845 Bath & Body Works, Inc. 25,620
344 Best Buy Co., Inc. 25,322
127 Burlington Stores, Inc.
(a)
30,268
368 CarMax, Inc.
(a)
28,675
137 Carvana Co. - Class A
(a)
28,644
842 Chewy, Inc. - Class A
(a)
27,373
139 Dick's Sporting Goods, Inc. 28,017
1,702 Foot Locker, Inc.
(a)
23,998
1,406 Gap, Inc. (The) 28,978
66 Group 1 Automotive, Inc. 25,209
77 Home Depot, Inc. (The) 28,220
92 Lithia Motors, Inc. - Class A 27,006
122 Lowe's Cos., Inc. 28,454
65 Murphy USA, Inc. 30,538
2,102 ODP Corp. (The)
(a)
30,122
22 O'Reilly Automotive, Inc.
(a)
31,517
180 Penske Automotive Group, Inc. 25,916
219 Ross Stores, Inc. 27,986
452 Sonic Automotive, Inc. - Class A 25,746
SHARES SECURITY DESCRIPTION VALUE $
242 TJX Cos., Inc. (The) 29,476
545 Tractor Supply Co. 30,030
86 Ulta Beauty, Inc.
(a)
31,521
813 Wayfair, Inc. - Class A
(a)
26,040
159 Williams-Sonoma, Inc. 25,138
790,300
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS 1.2%
126 Apple, Inc. 27,988
314 Dell Technologies, Inc. - Class C 28,622
1,572 Hewlett Packard Enterprise Co. 24,256
996 HP, Inc. 27,579
829 Super Micro Computer, Inc.
(a)
28,385
640 Western Digital Corp.
(a)
25,875
162,705
TEXTILES, APPAREL & LUXURY GOODS 0.9%
86 Lululemon Athletica, Inc.
(a)
24,343
383 NIKE, Inc. - Class B 24,313
421 PVH Corp. 27,213
513 Skechers USA, Inc. - Class A
(a)
29,129
1,237 VF Corp. 19,198
124,196
TOBACCO 0.5%
523 Altria Group, Inc. 31,390
189 Philip Morris International, Inc. 30,000
61,390
TRADING COMPANIES & DISTRIBUTORS 1.4%
264 Beacon Roofing Supply, Inc.
(a)
32,657
400 Fastenal Co. 31,020
49 United Rentals, Inc. 30,708
61 Watsco, Inc. 31,006
176 WESCO International, Inc. 27,333
30 WW Grainger, Inc. 29,635
182,359
Total Common Stocks
(Cost $13,637,148) 13,361,102
SHORT TERM INVESTMENTS 0.2%
15,224 JPMorgan U.S. Government Money
Market Fund - Class IM 4.31%
(b)
15,224
15,224 Morgan Stanley Institutional Liquidity
Funds Government Portfolio -
Institutional Share Class 4.27%
(b)
15,224
Total Short Term Investments
(Cost $30,448) 30,448
Total Investments 99.9%
(Cost $13,667,596) 13,391,550
Other Assets in Excess of Liabilities 0.1% 10,279
NET ASSETS 100.0% $13,401,829
(a) Non-income producing security.
(b) Seven-day yield as of period end.

Schedule of Investments DoubleLine Multi-Sector Income ETF
(Unaudited)
March 31, 2025
Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 4.0%
Dividend Solar Loans LLC ,
289,568 Series 2017-1-C 7.00%
(a)
03/22/2038 259,268
Lunar Structured Aircraft Portfolio Notes ,
294,912 Series 2021-1-B 3.43%
(a)
10/15/2046 272,301
Pagaya AI Debt Grantor Trust ,
249,989 Series 2024-8-D 6.53%
(a)
01/15/2032 251,379
Willis Engine Structured Trust V ,
249,242 Series 2020-A-C 6.66%
(a)
03/15/2045 249,670
Total Asset Backed Obligations
(Cost $1,023,944) 1,032,618
BANK LOANS 30.2%
1261229 BC Ltd. ,
20,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
6.25% ) 10.38% 09/25/2030 19,275
ABG Intermediate Holdings 2 LLC ,
70,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25% ) 6.57% 02/13/2032 69,315
Acrisure LLC ,
124,688 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.32% 11/06/2030 124,131
ADMI Corp. ,
159,175 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor ) 8.19% 12/23/2027 158,180
AI Aqua Merger Sub, Inc. ,
155,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor ) 7.32% 07/31/2028 153,772
Alliant Holdings Intermediate LLC ,
154,612 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.07% 09/19/2031 153,839
Allied Universal Holdco LLC ,
95,492 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor ) 8.17% 05/12/2028 95,500
AmWINS Group, Inc. ,
59,850
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.25%, 0.75%
Floor ) 6.57% 01/30/2032 59,443
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Apple Bidco LLC ,
225,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.82% 09/23/2031 223,628
Ascend Learning LLC ,
120,931 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor ) 7.32% 12/11/2028 119,635
AssuredPartners, Inc. ,
154,221 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor ) 7.82% 02/14/2031 154,576
Asurion LLC ,
79,600 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 8.57% 09/19/2030 78,699
Aveanna Healthcare LLC ,
121,502 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor ) 8.16% 07/17/2028 119,453
Bausch + Lomb Corp. ,
154,207 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor ) 7.67% 05/10/2027 153,859
BCPE Empire Holdings, Inc. ,
155,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor ) 7.57% 12/11/2030 153,063
Boxer Parent Co., Inc. ,
140,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00% ) 7.29% 07/30/2031 137,761
Broadstreet Partners, Inc. ,
154,223 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.32% 06/16/2031 153,080
Camelot U.S. Acquisition LLC ,
150,119 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.07% 01/31/2031 148,274

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Cengage Learning, Inc. ,
154,613 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50%; CME Term
SOFR 3 Month
+ 3.50%, 1.00%
Floor ) 7.83% 03/24/2031 153,572
Central Parent LLC ,
14,962 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.55% 07/06/2029 12,886
CHG PPC Parent LLC ,
154,195 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor ) 7.44% 12/08/2028 154,195
Clarios Global LP ,
230,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.07% 01/28/2032 226,932
Clearwater Analytics LLC ,
10,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
2.25% ) 6.46% 02/09/2032 9,975
Clydesdale Acquisition Holdings, Inc. ,
29,485 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.25% ) 7.56% 03/26/2032 29,356
15 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.48% 04/01/2032 15
Cogentrix Finance Holdco I LLC ,
15,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.07% 02/13/2032 14,963
CommScope, Inc. ,
35,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
5.25% ) 9.57% 12/18/2029 34,905
Compass Power Generation LLC ,
140,354 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 1.00%
Floor ) 8.07% 04/16/2029 140,749
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Cornerstone Generation LLC ,
80,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.25% ) 7.57% 10/28/2031 80,100
Cotiviti, Inc. ,
69,438 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.07% 05/01/2031 68,049
60,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
2.75% ) 6.96% 03/29/2032 58,725
Creative Artists Agency LLC ,
4,988 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.07% 10/01/2031 4,979
Crosby U.S. Acquisition Corp. ,
154,223 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor ) 7.82% 08/16/2029 154,534
Crown Finance U.S., Inc. ,
24,938 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
5.25% ) 9.57% 12/02/2031 24,837
Curium BidCo Sarl ,
154,224 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50% ) 7.80% 07/31/2029 154,224
Eagle Parent Corp. ,
109,563 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.50%
Floor ) 8.55% 04/02/2029 104,515
EG Finco Ltd. ,
44,775 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.25% ) 8.56% 02/07/2028 44,851
Endeavor Operating Co. LLC ,
45,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.32% 03/24/2032 44,972

Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Fertitta Entertainment LLC ,
154,205 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor ) 7.82% 01/29/2029 152,054
Fleetcor Technologies Operating Co. LLC ,
15,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
1.75% ) 5.95% 04/28/2028 14,978
Focus Financial Partners LLC ,
179,550 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.07% 09/15/2031 178,030
Gainwell Acquisition Corp. ,
85,120 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.00%, 0.75%
Floor ) 8.40% 10/01/2027 80,068
GBT U.S. III LLC ,
4,988 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.80% 07/25/2031 4,970
Gen Digital, Inc. ,
70,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
1.75% ) 5.91% 02/13/2032 69,423
GFL Environmental Services, Inc. ,
90,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.82% 03/03/2032 89,325
Gray Media, Inc. ,
20,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.44% 12/01/2028 18,377
Great Outdoors Group LLC ,
59,850 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.75%
Floor ) 7.57% 01/23/2032 59,798
Hanesbrands, Inc. ,
40,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.07% 03/08/2032 40,000
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Hexion Holdings Corp. ,
80,236 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.00%, 0.50%
Floor ) 8.32% 03/15/2029 78,187
Hunter Douglas, Inc. ,
56,172 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.25%, 0.50%
Floor ) 7.55% 01/16/2032 53,841
Husky Injection Molding Systems Ltd. ,
119,448 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
4.50% ) 8.78% 02/15/2029 119,087
INEOS U.S. Finance LLC ,
34,913 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.32% 02/07/2031 33,464
INEOS U.S. Petrochem LLC ,
99,360 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 8.67% 04/02/2029 95,634
Kaman Corp. ,
86,810 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.75%; CME Term
SOFR 6 Month +
2.75% ) 7.05% 02/26/2032 85,761
Kaseya, Inc. ,
25,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.57% 03/05/2032 24,953
Kenan Advantage Group, Inc. (The) ,
154,223 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.57% 01/25/2029 153,805
LBM Acquisition LLC ,
96,674 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor ) 8.17% 06/06/2031 89,520
LC Ahab U.S. Bidco LLC ,
44,887 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.32% 05/01/2031 44,607

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
LifePoint Health, Inc. ,
98,574 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75% ) 8.05% 05/19/2031 95,822
Lightning Power LLC ,
154,613 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.25% ) 6.55% 08/18/2031 153,946
Madison IAQ LLC ,
80,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month
+ 3.00%, 0.50%
Floor ) 7.57% 03/29/2032 79,350
MH Sub I LLC ,
29,052 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.25%, 0.50%
Floor ) 8.57% 12/31/2031 26,768
Minimax Viking GmbH ,
20,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25% ) 6.56% 02/20/2032 19,963
Mitchell International, Inc. ,
79,870 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor ) 7.57% 06/17/2031 79,033
NEP Group, Inc. ,
80,091 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% + 1.50%
PIK) 7.82% 08/19/2026 74,721
Novelis, Inc. ,
90,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00% ) 6.29% 02/25/2032 90,019
Opal LLC ,
185,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.25% ) 7.64% 03/31/2032 184,075
PetSmart LLC ,
80,272 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor ) 8.17% 02/11/2028 79,185
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Playa Resorts Holding BV ,
159,593 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.75%, 0.50%
Floor ) 7.07% 01/05/2029 159,583
PointClickCare Technologies, Inc. ,
154,613 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.55% 11/03/2031 154,420
Polaris Newco LLC ,
74,408 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor ) 8.30% 06/02/2028 71,404
Quikrete Holdings, Inc. ,
60,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25% ) 6.57% 02/10/2032 59,402
Radiology Partners, Inc. ,
97,459 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50% + 1.50%
PIK) 8.09% 01/31/2029 94,039
RealPage, Inc. ,
20,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor ) 8.08% 04/24/2028 20,038
Reynolds Consumer Products LLC ,
50,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
1.75% ) 6.07% 03/04/2032 50,141
Sabre GLBL, Inc. ,
40,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 1.00%
Floor ) 7.94% 12/17/2027 38,650
Savor Acquisition, Inc. ,
45,690 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.57% 02/19/2032 45,701
StubHub Holdco Sub LLC ,
84,390 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.75% ) 9.07% 03/15/2030 84,179

Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Team Health Holdings, Inc. ,
39,770 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 5.25%, 1.00%
Floor ) 9.54% 03/02/2027 38,816
Tecta America Corp. ,
60,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.32% 02/18/2032 59,633
Tiger Acquisition LLC ,
142,640 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.07% 06/01/2028 142,372
TransDigm, Inc. ,
159,198 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.80% 02/28/2031 158,501
Trident TPI Holdings, Inc. ,
155,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor ) 8.05% 09/15/2028 150,059
Vantage Specialty Chemicals, Inc. ,
81,269 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.75%, 0.50%
Floor ) 9.07% 10/26/2026 78,645
Verde Purchaser LLC ,
19,950 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.00% ) 8.30% 11/30/2030 19,868
Victra Holdings LLC ,
34,563 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.75%
Floor ) 8.55% 03/30/2029 34,541
Wand NewCo 3, Inc. ,
149,554 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.82% 01/30/2031 147,555
White Cap Supply Holdings LLC ,
9,975 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.57% 10/19/2029 9,695
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Zayo Group Holdings, Inc. ,
35,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.25%, 0.50%
Floor ) 8.57% 03/09/2027 32,946
Total Bank Loans
(Cost $7,925,258) 7,811,769
COLLATERALIZED LOAN OBLIGATIONS 7.3%
Bain Capital Credit CLO ,
1,000,000 Series 2018-2A-DR
(CME Term SOFR
3 Month + 2.95%,
2.95% Floor ) 7.24%
(a)
07/19/2031 1,002,013
BRSP Ltd. ,
150,000 Series 2021-FL1-D
(CME Term SOFR
1 Month + 2.81%,
2.70% Floor ) 7.13%
(a)
08/19/2038 149,607
BSPDF Issuer Ltd. ,
100,000 Series 2021-FL1-D
(CME Term SOFR
1 Month + 2.86%,
2.75% Floor ) 7.18%
(a)
10/15/2036 98,467
KREF Ltd. ,
150,000 Series 2021-FL2-AS
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor ) 5.73%
(a)
02/15/2039 150,124
M360 Ltd. ,
42,884 Series 2021-CRE3-A
(CME Term SOFR
1 Month + 1.61%,
1.50% Floor ) 5.93%
(a)
11/22/2038 42,912
MF1 Multifamily Housing Mortgage Loan Trust ,
150,000 Series 2021-FL5-E
(CME Term SOFR
1 Month + 3.11%,
3.11% Floor ) 7.43%
(a)
07/15/2036 149,845
150,000 Series 2021-FL7-E
(CME Term SOFR
1 Month + 2.91%,
2.80% Floor ) 7.23%
(a)
10/16/2036 145,052
Ready Capital Mortgage Financing LLC ,
150,000 Series 2023-FL11-B
(CME Term SOFR
1 Month + 3.53%,
3.53% Floor ) 7.85%
(a)
10/25/2039 150,973
Total Collateralized Loan Obligations
(Cost $1,874,967) 1,888,993
FOREIGN CORPORATE BONDS 3.5%
AUSTRALIA 0.2%
50,000 Glencore Funding
LLC 5.67%
(a)
04/01/2035 50,209

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
CANADA 1.8%
29,000 Bell Canada (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.39%) 6.88% 09/15/2055 29,130
85,000 Enbridge, Inc. (CME
Term SOFR 3
Month + 4.15%) 6.00% 01/15/2077 84,006
180,000 Garda World
Security Corp. 8.25%
(a)
08/01/2032 175,934
174,000 Husky Injection
Molding Systems
Ltd. 9.00%
(a)
02/15/2029 174,541
463,611
CAYMAN ISLANDS 1.2%
309,000 Global Aircraft
Leasing Co. Ltd. 8.75%
(a)
09/01/2027 314,463
UNITED KINGDOM 0.3%
80,000 Macquarie
Airfinance
Holdings Ltd. 8.13%
(a)
03/30/2029 84,017
Total Foreign Corporate Bonds
(Cost $932,504) 912,300
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 11.1%
Arbor Multifamily Mortgage Securities Trust ,
3,775,600 Series 2020-MF1-XA 0.93%
(a)(b)(c)
05/15/2053 141,765
130,000 Series 2021-MF3-A2 2.21%
(a)
10/15/2054 123,858
BANK ,
4,298,595 Series
2021-BN32-XA 0.76%
(b)(c)
04/15/2054 140,858
BBCMS Mortgage Trust ,
171,000 Series 2024-5C29-D 4.00%
(a)
09/15/2057 147,784
170,000 Series 2024-5C31-D 4.25%
(a)
12/15/2057 151,223
Benchmark Mortgage Trust ,
3,967,925 Series 2024-V12-XA 0.85%
(b)(c)
12/15/2057 140,834
BMO Mortgage Trust ,
150,000 Series 2024-5C3-D 4.00%
(a)
02/15/2057 135,290
150,000 Series 2024-5C5-D 4.50%
(a)
02/15/2057 137,413
BMP Trust ,
100,000 Series 2024-MF23-D
(CME Term SOFR
1 Month + 2.39%,
2.39% Floor ) 6.71%
(a)
06/15/2041 99,911
BX Commercial Mortgage Trust ,
100,000 Series 2021-VOLT-E
(CME Term SOFR
1 Month + 2.11%,
2.00% Floor ) 6.43%
(a)
09/15/2036 98,734
100,000 Series 2024-GPA2-D
(CME Term SOFR
1 Month + 2.59%,
2.59% Floor ) 6.91%
(a)
11/15/2041 99,978
79,666 Series
2024-MDHS-D
(CME Term SOFR
1 Month + 2.69%,
2.69% Floor ) 7.01%
(a)
05/15/2041 79,464
88,545 Series 2024-MF-D
(CME Term SOFR
1 Month + 2.69%,
2.69% Floor ) 7.01%
(a)
02/15/2039 88,690
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BX Trust ,
100,000 Series 2018-GW-D
(CME Term SOFR
1 Month + 2.07%,
1.77% Floor ) 6.39%
(a)
05/15/2035 99,841
100,000 Series 2021-ARIA-D
(CME Term SOFR
1 Month + 2.01%,
1.90% Floor ) 6.33%
(a)
10/15/2036 99,584
105,000 Series
2021-MFM1-D
(CME Term SOFR
1 Month + 1.61%,
1.50% Floor ) 5.93%
(a)
01/15/2034 104,335
100,000 Series 2021-VIEW-B
(CME Term SOFR
1 Month + 1.91%,
1.80% Floor ) 6.23%
(a)
06/15/2036 99,602
84,528 Series 2024-CNYN-D
(CME Term SOFR
1 Month + 2.69%,
2.69% Floor ) 7.01%
(a)
04/15/2041 84,518
CSMC Trust ,
100,000 Series 2017-PFHP-A
(CME Term SOFR
1 Month + 1.00%,
0.95% Floor ) 5.32%
(a)
12/15/2030 99,372
Great Wolf Trust ,
100,000 Series
2024-WOLF-D
(CME Term SOFR
1 Month + 2.89%,
2.89% Floor ) 7.21%
(a)
03/15/2039 100,243
JPMDB Commercial Mortgage Securities Trust ,
140,000 Series 2017-C7-B 3.99% 10/15/2050 129,018
MHP Commercial Mortgage Trust ,
100,000 Series 2021-STOR-D
(CME Term SOFR
1 Month + 1.46%,
1.35% Floor ) 5.78%
(a)
07/15/2038 99,068
MTN Commercial Mortgage Trust ,
100,000 Series 2022-LPFL-D
(CME Term SOFR
1 Month + 2.94%,
2.94% Floor ) 7.26%
(a)
03/15/2039 99,794
UBS Commercial Mortgage Trust ,
150,000 Series 2018-C13-B 4.79%
(b)
10/15/2051 141,798
Wells Fargo Commercial Mortgage Trust ,
119,000 Series 2019-JWDR-E 3.86%
(a)(b)
09/15/2031 115,683
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $2,854,940) 2,858,658
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 7.5%
DataBank Issuer ,
185,000 Series 2024-1A-A2 5.30%
(a)
01/26/2054 183,731
OBX Trust ,
625,000 Series
2024-NQM18-M1 6.17%
(a)(b)
10/25/2064 625,287
Verus Securitization Trust ,
625,000 Series 2024-9-B1 6.85%
(a)(b)
11/25/2069 622,651
500,000 Series 2025-1-B1 7.01%
(a)(b)
01/25/2070 500,179
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $1,931,508) 1,931,848

Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
US CORPORATE BONDS 32.6%
174,000 Allied Universal
Holdco LLC 7.88%
(a)
02/15/2031 176,361
169,000 American Airlines,
Inc. 8.50%
(a)
05/15/2029 171,674
21,000 Ares Strategic
Income Fund 6.35%
(a)
08/15/2029 21,330
22,000 Ares Strategic
Income Fund 5.60%
(a)
02/15/2030 21,694
191,000 AthenaHealth
Group, Inc. 6.50%
(a)
02/15/2030 179,327
84,000 Athene Holding
Ltd. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.61%) 6.63% 10/15/2054 83,390
65,000 Bank of New
York Mellon
Corp. (The) (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.30%) 6.30%
(d)
03/20/2030 66,783
174,000 Bausch + Lomb
Corp. 8.38%
(a)
10/01/2028 180,743
34,000 Brand Industrial
Services, Inc. 10.38%
(a)
08/01/2030 32,479
95,000 Builders
FirstSource, Inc. 6.38%
(a)
03/01/2034 94,388
100,000 Caesars
Entertainment,
Inc. 6.00%
(a)
10/15/2032 93,472
68,000 CCO Holdings LLC 5.13%
(a)
05/01/2027 67,029
50,000 CCO Holdings LLC 4.75%
(a)
03/01/2030 46,419
51,000 CCO Holdings LLC 4.75%
(a)
02/01/2032 45,344
20,000 Celanese US
Holdings LLC 6.50% 04/15/2030 19,872
20,000 Celanese US
Holdings LLC 6.75% 04/15/2033 19,434
53,000 Centene Corp. 4.63% 12/15/2029 50,818
19,000 Central Parent LLC 8.00%
(a)
06/15/2029 16,695
80,000 Chord Energy Corp. 6.75%
(a)
03/15/2033 79,653
85,000 Clarios Global LP 6.75%
(a)
02/15/2030 85,884
35,000 Clear Channel
Outdoor
Holdings, Inc. 7.50%
(a)
06/01/2029 28,948
15,000 Clydesdale
Acquisition
Holdings, Inc. 6.75%
(a)
04/15/2032 15,116
40,000 CommScope LLC 9.50%
(a)
12/15/2031 41,237
240,000 Consolidated
Communications,
Inc. 5.00%
(a)
10/01/2028 225,278
45,000 Cornerstone
Building Brands,
Inc. 9.50%
(a)
08/15/2029 37,486
80,000 Dealer Tire LLC 8.00%
(a)
02/01/2028 78,055
185,000 Directv Financing
LLC 5.88%
(a)
08/15/2027 179,446
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
80,000 Dominion Energy,
Inc. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.21%) 6.63% 05/15/2055 79,638
56,000 Dornoch Debt
Merger Sub, Inc. 6.63%
(a)
10/15/2029 42,653
84,000 EchoStar Corp. 10.75% 11/30/2029 88,339
180,000 EMRLD Borrower
LP 6.63%
(a)
12/15/2030 180,305
81,000 Energy Transfer
LP (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.83%) 7.13% 10/01/2054 82,308
83,000 Entergy Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.67%) 7.13% 12/01/2054 84,224
14,000 Expedia Group, Inc. 5.40% 02/15/2035 13,953
101,000 Fertitta
Entertainment
LLC 6.75%
(a)
01/15/2030 87,429
70,000 Fortress
Transportation
and
Infrastructure
Investors LLC 5.88%
(a)
04/15/2033 66,964
130,000 Full House Resorts,
Inc. 8.25%
(a)
02/15/2028 128,592
90,000 Genesee &
Wyoming, Inc. 6.25%
(a)
04/15/2032 90,042
50,000 Goat Holdco LLC 6.75%
(a)
02/01/2032 48,982
85,000 Goldman Sachs
Group, Inc. (The)
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.46%) 6.85%
(d)
02/10/2030 86,275
180,000 Gray Media, Inc. 10.50%
(a)
07/15/2029 187,700
185,000 Griffon Corp. 5.75% 03/01/2028 181,241
179,000 Gulfport Energy
Operating Corp. 6.75%
(a)
09/01/2029 181,605
90,000 Hilcorp Energy I LP 7.25%
(a)
02/15/2035 86,065
92,000 HUB International
Ltd. 7.25%
(a)
06/15/2030 94,822
18,000 Level 3 Financing,
Inc. 10.50%
(a)
04/15/2029 19,890
30,000 Level 3 Financing,
Inc. 4.50%
(a)
04/01/2030 24,150
79,000 LifePoint Health,
Inc. 10.00%
(a)
06/01/2032 75,458
90,000 Medline Borrower
LP 5.25%
(a)
10/01/2029 86,424
64,000 MetLife, Inc. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.08%) 6.35% 03/15/2055 64,218

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
100,000 Nationstar
Mortgage
Holdings, Inc. 5.75%
(a)
11/15/2031 100,057
35,000 NCL Corp. Ltd. 6.75%
(a)
02/01/2032 34,597
80,000 NextEra Energy
Capital Holdings,
Inc. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.46%) 6.75% 06/15/2054 81,860
80,000 NiSource, Inc. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.45%) 6.95% 11/30/2054 81,311
35,000 Novelis, Inc. 6.88%
(a)
01/30/2030 35,524
30,000 Olin Corp. 6.63%
(a)
04/01/2033 29,186
60,000 Omega Healthcare
Investors, Inc. 3.25% 04/15/2033 50,887
174,000 OneMain Finance
Corp. 7.50% 05/15/2031 177,193
179,000 Panther Escrow
Issuer LLC 7.13%
(a)
06/01/2031 182,505
174,000 Permian Resources
Operating LLC 7.00%
(a)
01/15/2032 178,081
250,000 PetSmart, Inc. 7.75%
(a)
02/15/2029 229,779
80,000 Qorvo, Inc. 3.38%
(a)
04/01/2031 70,218
70,000 Quikrete Holdings,
Inc. 6.75%
(a)
03/01/2033 69,745
183,149 Radiology Partners,
Inc. (4.28% Cash
+ 3.50% PIK) 7.78%
(a)
01/31/2029 179,641
125,000 Rivers Enterprise
Borrower LLC 6.63%
(a)
02/01/2033 123,018
5,000 Rollins, Inc. 5.25%
(a)
02/24/2035 4,978
120,000 Sabre GLBL, Inc. 10.75%
(a)
11/15/2029 121,323
185,000 Sirius XM Radio LLC 5.50%
(a)
07/01/2029 178,804
80,000 Six Flags
Entertainment
Corp. 7.25%
(a)
05/15/2031 80,358
44,000 Southern Co. (The)
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.07%) 6.38% 03/15/2055 45,164
90,000 Standard Building
Solutions, Inc. 6.50%
(a)
08/15/2032 90,077
45,000 Staples, Inc. 10.75%
(a)
09/01/2029 40,711
60,000 Star Leasing Co. LLC 7.63%
(a)
02/15/2030 57,728
90,000 TransDigm, Inc. 6.88%
(a)
12/15/2030 92,056
163,000 Trident TPI
Holdings, Inc. 12.75%
(a)
12/31/2028 175,026
174,000 UKG, Inc. 6.88%
(a)
02/01/2031 176,640
175,000 United Natural
Foods, Inc. 6.75%
(a)
10/15/2028 173,077
90,000 US Foods, Inc. 5.75%
(a)
04/15/2033 87,778
85,000 Vail Resorts, Inc. 6.50%
(a)
05/15/2032 85,998
83,000 Venture Global
LNG, Inc. 9.88%
(a)
02/01/2032 88,205
40,000 Veritiv Operating
Co. 10.50%
(a)
11/30/2030 42,403
169,000 Victra Holdings LLC 8.75%
(a)
09/15/2029 174,532
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
45,000 Vistra Operations
Co. LLC 6.88%
(a)
04/15/2032 45,904
60,000 Vital Energy, Inc. 7.88%
(a)
04/15/2032 55,913
169,000 VT Topco, Inc. 8.50%
(a)
08/15/2030 177,355
174,000 Wand NewCo 3,
Inc. 7.63%
(a)
01/30/2032 178,224
30,000 WESCO
Distribution, Inc. 6.38%
(a)
03/15/2033 30,177
101,000 WR Grace Holdings
LLC 5.63%
(a)
08/15/2029 87,065
269,000 XHR LP 6.63%
(a)
05/15/2030 264,425
Total US Corporate Bonds
(Cost $8,580,562) 8,417,155
SHORT TERM INVESTMENTS 9.3%
1,200,720 JPMorgan U.S.
Government
Money Market
Fund - Class IM 4.31%
(e)
1,200,720
1,200,720 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 4.27%
(e)
1,200,720
Total Short Term Investments
(Cost $2,401,440) 2,401,440
Total Investments 105.5%
(Cost $27,525,123) 27,254,781
Liabilities in Excess of Other Assets (5.5)% (1,416,462)
NET ASSETS 100.0% $25,838,319

Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2025, the value of these securities amounted to approximately $15,019,020 or 58.13%
of net assets.
(b) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(c) Interest only security.
(d) Perpetual maturity. The date disclosed is the next call date of the security.
(e) Seven-day yield as of period end.
PIK A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
Abbreviations:
SOFR Secured Overnight Financing Rate

Schedule of Investments DoubleLine Asset-Backed Securities ETF
(Unaudited)
March 31, 2025

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 61.8%
Aaset Trust ,
617,632 Series 2021-2A-A 2.80%
(a)
01/15/2047 569,626
AB Issuer LLC ,
722,650 Series 2021-1-A2 3.73%
(a)
07/30/2051 677,112
Affirm Asset Securitization Trust ,
1,179,000 Series 2023-X1-C 8.25%
(a)
11/15/2028 1,189,411
ALTDE Trust ,
994,863 Series 2025-1A-B 6.53%
(a)
08/15/2050 1,017,781
BHG Securitization Trust ,
211,972 Series 2022-A-B 2.70%
(a)
02/20/2035 209,128
Blackbird Capital Aircraft Lease Securitization Ltd. ,
107,208 Series 2016-1A-B 5.68%
(a)(b)
12/16/2041 107,397
Blackbird Capital II Aircraft Lease Ltd. ,
385,895 Series 2021-1A-B 3.45%
(a)
07/15/2046 356,837
Carvana Auto Receivables Trust ,
969,158 Series 2021-N1-E 2.88%
(a)
01/10/2028 950,275
Castlelake Aircraft Structured Trust ,
631,630 Series 2021-1A-B 6.66%
(a)
01/15/2046 632,757
993,452 Series 2025-1A-B 6.50%
(a)
02/15/2050 1,001,167
Cloud Capital Holdco LP ,
1,000,000 Series 2024-1A-A3 6.07%
(a)
11/22/2049 1,006,218
Cologix Data Centers US Issuer LLC ,
1,250,000 Series 2021-1A-B 3.79%
(a)
12/26/2051 1,192,238
Compass Datacenters Issuer III LLC ,
1,000,000 Series 2025-1A-A3 5.85%
(a)
02/25/2050 1,013,434
CyrusOne Data Centers Issuer I LLC ,
1,250,000 Series 2024-2A-A2 4.50%
(a)
05/20/2049 1,204,123
EWC Master Issuer LLC ,
1,215,625 Series 2022-1A-A2 5.50%
(a)
03/15/2052 1,194,918
Goodgreen Trust ,
57,874 Series 2017-2A-A 3.26%
(a)
10/15/2053 52,972
166,738 Series 2021-1A-A 2.66%
(a)
10/15/2056 139,356
GoodLeap Home Improvement Solutions Trust ,
1,250,000 Series 2025-1A-B 6.27%
(a)
02/20/2049 1,265,593
GreenSky Home Improvement Issuer Trust ,
975,000 Series 2025-1A-D 6.22%
(a)
03/25/2060 975,265
JG Wentworth XXII LLC ,
220,837 Series 2010-3A-A 3.82%
(a)
12/15/2048 218,261
Loanpal Solar Loan Ltd. ,
624,846 Series 2021-2GS-A 2.22%
(a)
03/20/2048 491,758
Lunar Structured Aircraft Portfolio Notes ,
1,474,558 Series 2021-1-B 3.43%
(a)
10/15/2046 1,361,505
MACH 1 Cayman Ltd. ,
191,034 Series 2019-1-B 4.34%
(a)
10/15/2039 182,963
MAPS Ltd. ,
30,584 Series 2018-1A-B 5.19%
(a)
05/15/2043 30,445
Mariner Finance Issuance Trust ,
720,000 Series 2021-AA-D 3.83%
(a)
03/20/2036 685,066
Mosaic Solar Loan Trust ,
361,570 Series 2020-1A-A 2.10%
(a)
04/20/2046 319,920
122,725 Series 2021-3A-B 1.92%
(a)
06/20/2052 94,195
Navigator Aviation Ltd. ,
1,197,917 Series 2024-1-B 6.09%
(a)
08/15/2049 1,202,198
Neighborly Issuer ,
1,024,320 Series 2022-1A-A2 3.70%
(a)
01/30/2052 952,631
Pagaya AI Debt Grantor Trust ,
1,067,909 Series 2024-5-C 7.27%
(a)
10/15/2031 1,084,640
851,599 Series 2024-6-C 7.07%
(a)
11/15/2031 864,611
Sabey Data Center Issuer LLC ,
1,000,000 Series 2022-1-A2 5.00%
(a)
06/20/2047 987,814
Santander Drive Auto Receivables Trust ,
857,000 Series 2023-5-A3 6.02% 09/15/2028 863,000
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
SoFi Consumer Loan Program Trust ,
1,250,000 Series 2025-1-C 5.42%
(a)
02/27/2034 1,266,364
1,250,000 Series 2025-1-D 5.72%
(a)
02/27/2034 1,266,606
Stack Infrastructure Issuer LLC ,
240,000 Series 2020-1A-A2 1.89%
(a)
08/25/2045 236,947
Subway Funding LLC ,
997,500 Series 2024-1A-A23 6.51%
(a)
07/30/2054 1,019,196
Switch ABS Issuer LLC ,
1,000,000 Series 2025-1A-B 6.49%
(a)
03/25/2055 1,004,829
TRP LLC ,
100,000 Series 2021-1-B 3.06%
(a)
06/19/2051 93,710
Uniti Fiber Abs Issuer LLC ,
1,000,000 Series 2025-1A-A2 5.88%
(a)
04/20/2055 1,024,797
Upstart Securitization Trust ,
855,621 Series 2023-1-B 8.35%
(a)
02/20/2033 860,562
175,646 Series 2023-3-A 6.90%
(a)
10/20/2033 177,152
VB-S1 Issuer LLC - VBTEL ,
245,000 Series 2024-1A-C2 5.59%
(a)
05/15/2054 246,845
Wendy's Funding LLC ,
365,748 Series 2021-1A-A2II 2.78%
(a)
06/15/2051 320,422
Willis Engine Structured Trust IV ,
1,235,712 Series 2018-A-A 4.75%
(a)(b)
09/15/2043 1,224,465
Total Asset Backed Obligations
(Cost $32,822,584) 32,836,510
SHORT TERM INVESTMENTS 0.3%
92,215 JPMorgan U.S.
Government
Money Market
Fund - Class IM 4.31%
(c)
92,215
92,215 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 4.27%
(c)
92,215
Total Short Term Investments
(Cost $184,430) 184,430
Total Investments 62.1%
(Cost $33,007,014) 33,020,940
Other Assets in Excess of Liabilities 37.9% 20,181,528
NET ASSETS 100.0% $53,202,468

Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2025, the value of these securities amounted to approximately $31,973,510 or 60.10%
of net assets.
(b) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c) Seven-day yield as of period end.

Statements of Assets and Liabilities

DoubleLine ETF Trust
(Unaudited)
March 31, 2025
The accompanying notes are an integral part of these financial statements.
DoubleLine
Opportunistic
Core Bond ETF
DoubleLine
Shiller CAPE®
U.S. Equities ETF
DoubleLine
Commercial Real
Estate ETF
DoubleLine
Mortgage ETF
DoubleLine
Commodity
Strategy ETF
(Consolidated)
ASSETS
Investments in Unaffiliated Securities, at Value* $ 412,007,118 $ 300,068,446 $ 240,834,945 $ 437,445,892 $ —
Short Term Investments* 15,050,522 930,634 10,097,970 20,751,944 25,212,009
Interest and Dividends Receivable 2,551,354 490,542 808,636 1,905,385 5,968
Deposit at Broker for Futures Contracts 2,158,763 — — 1,153,484 —
Receivable for Investments Sold 712,847 — — — —
Due from custodian 285,763 — — — —
Cash 100,032 — 54,108 294,762 —
Receivable for Variation Margin on Futures Contracts 84,380 — — 60,848 —
Net Unrealized Appreciation on Swaps — — — — 148,618
Receivable for Fund Shares Sold — — 3,109,332 — 4,427,026
Total Assets 432,950,779 301,489,622 254,904,991 461,612,315 29,793,621
LIABILITIES
Payable for Investments Purchased 6,634,734 — 3,118,005 72,721,964 5,045,434
Management Fees Payable 159,292 169,055 79,722 125,215 11,956
Net Unrealized Depreciation on Unfunded Loan Commitments 175 — — — —
Total Liabilities 6,794,201 169,055 3,197,727 72,847,179 5,057,390
Commitments and Contingencies (See Note 2)
Net Assets $ 426,156,578 $ 301,320,567 $ 251,707,264 $ 388,765,136 $ 24,736,231
NET ASSETS CONSISTS OF:
Paid-In Capital $ 426,737,829 $ 251,269,455 $ 248,794,768 $ 390,361,919 $ 23,142,345
Total Distributable Earnings (Loss) (581,251) 50,051,112 2,912,496 (1,596,783) 1,593,886
Net Assets $ 426,156,578 $ 301,320,567 $ 251,707,264 $ 388,765,136 $ 24,736,231
*Identified Cost:
Investments in Unaffiliated Securities $ 409,006,586 $ 298,202,367 $ 238,913,875 $ 436,729,223 $ —
Short Term Investments 15,050,448 930,634 10,097,970 20,751,944 25,212,060
Shares Outstanding and Net Asset Value Per Share:
Shares Outstanding (unlimited number of shares authorized $ 0.001 par value) 9,241,000 9,922,000 4,860,001 7,940,001 920,001
Net Asset Value Per Share $ 46.12 $ 30.37 $ 51.79 $ 48.96 $ 26.89

Statements of Assets and Liabilities
(Cont.)
(Unaudited)
March 31, 2025
Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
DoubleLine
Fortune 500
Equal Weight ETF
DoubleLine
Multi-Sector
Income ETF
DoubleLine
Asset-Backed
Securities ETF
ASSETS
Investments in Unaffiliated Securities, at Value* $ 13,361,102 $ 24,853,341 $ 32,836,510
Short Term Investments* 30,448 2,401,440 184,430
Interest and Dividends Receivable 12,571 230,076 108,019
Cash — 94,838 —
Receivable for Investments Sold — 336,056 —
Receivable for Fund Shares Sold — — 20,081,928
Total Assets 13,404,121 27,915,751 53,210,887
LIABILITIES
Management Fees Payable 2,292 10,791 8,419
Payable for Investments Purchased — 2,066,528 —
Net Unrealized Depreciation on Unfunded Loan Commitments — 113 —
Total Liabilities 2,292 2,077,432 8,419
Commitments and Contingencies (See Note 2)
Net Assets $ 13,401,829 $ 25,838,319 $ 53,202,468
NET ASSETS CONSISTS OF:
Paid-In Capital $ 12,767,283 $ 26,054,390 $ 53,082,894
Total Distributable Earnings (Loss) 634,546 (216,071) 119,574
Net Assets $ 13,401,829 $ 25,838,319 $ 53,202,468
*Identified Cost:
Investments in Unaffiliated Securities $ 13,637,148 $ 25,123,683 $ 32,822,584
Short Term Investments 30,448 2,401,440 184,430
Shares Outstanding and Net Asset Value Per Share:
Shares Outstanding (unlimited number of shares authorized $ 0.001 par value) 480,001 520,001 1,060,001
Net Asset Value Per Share $ 27.92 $ 49.69 $ 50.19

Statements of Operations

DoubleLine ETF Trust
(Unaudited)
March 31, 2025
The accompanying notes are an integral part of these financial statements.
DoubleLine
Opportunistic
Core Bond ETF
DoubleLine
Shiller CAPE®
U.S. Equities ETF
DoubleLine
Commercial Real
Estate ETF
DoubleLine
Mortgage ETF
DoubleLine
Commodity
Strategy ETF
(Consolidated)
INVESTMENT INCOME
Income:
Interest $ 9,900,099 $ — $ 6,012,937 $ 9,391,168 $ 456,496
Dividends from Unaffiliated Securities 233,343 4,085,898 207,055 229,099 31,183
Total Investment Income 10,133,442 4,085,898 6,219,992 9,620,267 487,679
Expenses:
Management Fees 880,797 1,201,056 432,595 682,756 69,971
Total Expenses 880,797 1,201,056 432,595 682,756 69,971
Net Investment Income (Loss) 9,252,645 2,884,842 5,787,397 8,937,511 417,708
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities 341,890 33,235,978 (33,720) (1,882,899) 562
Foreign Currency 371 — — — —
In-kind redemptions on investments in securities 72,178 17,363,375 — — —
Futures contracts (2,627,612) — — (2,339,766) —
Swap contracts — — — — 934,487
Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Unaffiliated Securities (6,524,704) (38,921,314) (413,768) (5,270,165) —
Short Term Investments 74 — — — (9,622)
Unfunded Loan Commitments (188) — — — —
Futures contracts 1,031,319 — — 366,805 —
Swap contracts — — — — 280,471
Net Realized and Unrealized Gain (Loss) on Investments (7,706,672) 11,678,039 (447,488) (9,126,025) 1,205,898
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $ 1,545,973 $ 14,562,881 $ 5,339,909 $ (188,514) $ 1,623,606

Statements of Operations
(Cont.)
(Unaudited)
March 31, 2025
Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
DoubleLine
Fortune 500
Equal Weight ETF
DoubleLine
Multi-Sector
Income ETF
(a)
DoubleLine
Asset-Backed
Securities ETF
(b)
INVESTMENT INCOME
Income:
Interest $ — $ 497,007 $ 108,580
Dividends from Unaffiliated Securities 133,288 68,620 5,487
Total Investment Income 133,288 565,627 114,067
Expenses:
Management Fees 13,941 40,530 8,419
Total Expenses 13,941 40,530 8,419
Net Investment Income (Loss) 119,347 525,097 105,648
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities (4,800) (89,617) —
In-kind redemptions on investments in securities 903,551 — —
Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Unaffiliated Securities (1,428,297) (270,341) 13,926
Unfunded Loan Commitments — (113) —
Net Realized and Unrealized Gain (Loss) on Investments (529,546) (360,071) 13,926
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $ (410,199) $ 165,026 $ 119,574
(a)
Commenced operations on November 29, 2024.
(b)
Commenced operations on February 28, 2025.

Statements of Changes in Net Assets

DoubleLine ETF Trust
(Unaudited)
March 31, 2025
The accompanying notes are an integral part of these financial statements.
DoubleLine Opportunistic Core Bond ETF DoubleLine Shiller CAPE® U.S. Equities ETF
Period Ended
March 31, 2025
(Unaudited)
Year Ended
September 30,
2024
Period Ended
March 31, 2025
(Unaudited)
Year Ended
September 30,
2024
OPERATIONS
Net Investment Income (Loss) $ 9,252,645 $ 13,384,340 $ 2,884,842 $ 4,812,964
Net Realized Gain (Loss) on Investments (2,213,173) 2,801,673 50,599,353 35,303,802
Net Change in Unrealized Appreciation (Depreciation) on Investments (5,493,499) 15,318,487 (38,921,314) 46,135,963
Net Increase (Decrease) in Net Assets Resulting from Operations 1,545,973 31,504,500 14,562,881 86,252,729
DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income (8,920,672) (12,870,129) (2,705,690) (4,281,828)
Total Distributions to Shareholders (8,920,672) (12,870,129) (2,705,690) (4,281,828)
NET SHARE TRANSACTIONS
(a)
Proceeds from Shares Issued 106,020,643 150,820,585 53,016,193 285,137,490
Cost of  Shares Redeemed (11,012,296) (19,008,957) (172,929,460) (241,177,641)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions 95,008,347 131,811,628 (119,913,267) 43,959,849
Total Increase (Decrease) in Net Assets $ 87,633,648 $ 150,445,999 $ (108,056,076) $ 125,930,750
NET ASSETS
Beginning of Period $ 338,522,930 $ 188,076,931 $ 409,376,643 $ 283,445,893
End of Period $ 426,156,578 $ 338,522,930 $ 301,320,567 $ 409,376,643
SHARE TRANSACTIONS
Beginning of  Period 7,161,000 4,261,000 13,802,000 11,962,000
Shares Issued 500,000 2,020,000 1,640,000 8,800,000
Shares Issued In-Kind 1,820,000 1,300,000 40,000 2,040,000
Shares Redeemed — (240,000) — (80,000)
Shares Redeemed In-Kind (240,000) (180,000) (5,560,000) (8,920,000)
Shares Outstanding, End of  Period 9,241,000 7,161,000 9,922,000 13,802,000
(a)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 6 to the
Financial Statements.

Statements of Changes in Net Assets
(Cont.)
(Unaudited)
March 31, 2025
Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
DoubleLine Commercial Real Estate ETF DoubleLine Mortgage ETF
Period Ended
March 31, 2025
(Unaudited)
Year Ended
September 30,
2024
Period Ended
March 31, 2025
(Unaudited)
Year Ended
September 30,
2024
OPERATIONS
Net Investment Income (Loss) $ 5,787,397 $ 6,859,610 $ 8,937,511 $ 12,436,928
Net Realized Gain (Loss) on Investments (33,720) 802,651 (4,222,665) 4,762,037
Net Change in Unrealized Appreciation (Depreciation) on Investments (413,768) 2,358,442 (4,903,360) 10,568,342
Net Increase (Decrease) in Net Assets Resulting from Operations 5,339,909 10,020,703 (188,514) 27,767,307
DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income (5,753,832) (6,195,606) (8,808,575) (11,424,544)
Total Distributions to Shareholders (5,753,832) (6,195,606) (8,808,575) (11,424,544)
NET SHARE TRANSACTIONS
(a)
Proceeds from Shares Issued 49,572,243 172,429,746 88,568,823 308,142,904
Cost of  Shares Redeemed (10,281,866) (23,861,981) (25,098,738) (88,808,717)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions 39,290,377 148,567,765 63,470,085 219,334,187
Total Increase (Decrease) in Net Assets $ 38,876,454 $ 152,392,862 $ 54,472,996 $ 235,676,950
NET ASSETS
Beginning of Period $ 212,830,810 $ 60,437,948 $ 334,292,140 $ 98,615,190
End of Period $ 251,707,264 $ 212,830,810 $ 388,765,136 $ 334,292,140
SHARE TRANSACTIONS
Beginning of  Period 4,100,001 1,200,001 6,640,001 2,100,001
Shares Issued 960,000 3,360,000 1,820,000 6,320,000
Shares Redeemed (200,000) — (520,000) (580,000)
Shares Redeemed In-Kind — (460,000) — (1,200,000)
Shares Outstanding, End of  Period 4,860,001 4,100,001 7,940,001 6,640,001
(a)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 6 to the
Financial Statements.

Statements of Changes in Net Assets
(Cont.)

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2025
DoubleLine Commodity Strategy ETF
(Consolidated) DoubleLine Fortune 500 Equal Weight ETF
Period Ended
March 31, 2025
(Unaudited)
Period Ended
September 30,
2024
(a)
Period Ended
March 31, 2025
(Unaudited)
Period Ended
September 30,
2024
(a)
OPERATIONS
Net Investment Income (Loss) $ 417,708 $ 576,978 $ 119,347 $ 150,258
Net Realized Gain (Loss) on Investments 935,049 26,097 898,751 736,414
Net Change in Unrealized Appreciation (Depreciation) on Investments 270,849 (122,282) (1,428,297) 1,152,251
Net Increase (Decrease) in Net Assets Resulting from Operations 1,623,606 480,793 (410,199) 2,038,923
DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income (357,427) — (114,084) (94,471)
Total Distributions to Shareholders (357,427) — (114,084) (94,471)
NET SHARE TRANSACTIONS
(b)
Proceeds from Shares Issued 14,567,470 45,265,222 3,635,734 16,853,661
Cost of  Shares Redeemed (8,288,108) (28,555,325) (3,638,809) (4,868,926)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions 6,279,362 16,709,897 (3,075) 11,984,735
Total Increase (Decrease) in Net Assets $ 7,545,541 $ 17,190,690 $ (527,358) $ 13,929,187
NET ASSETS
Beginning of Period $ 17,190,690 $ — $ 13,929,187 $ —
End of Period $ 24,736,231 $ 17,190,690 $ 13,401,829 $ 13,929,187
SHARE TRANSACTIONS
Beginning of  Period 680,001 — 480,001 —
Shares Issued 560,000 1,800,001 — 60,001
Shares Issued In-Kind — — 120,000 600,000
Shares Redeemed (320,000) (1,120,000) — —
Shares Redeemed In-Kind — — (120,000) (180,000)
Shares Outstanding, End of  Period 920,001 680,001 480,001 480,001
(a)
Commenced operations on January 31, 2024.
(b)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 6 to the
Financial Statements.

Statements of Changes in Net Assets
(Cont.)
(Unaudited)
March 31, 2025
Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
DoubleLine Multi-
Sector Income ETF
DoubleLine Asset-
Backed Securities ETF
Period Ended
March 31, 2025
(a)
(Unaudited)
Period Ended
March 31, 2025
(b)
(Unaudited)
OPERATIONS
Net Investment Income (Loss) $ 525,097 $ 105,648
Net Realized Gain (Loss) on Investments (89,617) —
Net Change in Unrealized Appreciation (Depreciation) on Investments (270,454) 13,926
Net Increase (Decrease) in Net Assets Resulting from Operations 165,026 119,574
DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income (381,097) —
Total Distributions to Shareholders (381,097) —
NET SHARE TRANSACTIONS
(c)
Proceeds from Shares Issued 26,054,390 53,082,894
Cost of  Shares Redeemed — —
Increase (Decrease) in Net Assets Resulting from Net Share Transactions 26,054,390 53,082,894
Total Increase (Decrease) in Net Assets $ 25,838,319 $ 53,202,468
NET ASSETS
Beginning of Period $ — $ —
End of Period $ 25,838,319 $ 53,202,468
SHARE TRANSACTIONS
Beginning of  Period — —
Shares Issued 500,001 1,060,001
Shares Issued In-Kind 20,000 —
Shares Outstanding, End of  Period 520,001 1,060,001
(a)
Commenced operations on November 29, 2024.
(b)
Commenced operations on February 28, 2025.
(c)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 6 to the
Financial Statements.

Financial Highlights

DoubleLine ETF Trust
March 31, 2025
The accompanying notes are an integral part of these financial statements.
DoubleLine Opportunistic Core Bond ETF
Period Ended
March 31, 2025
(Unaudited)
Year Ended
September 30, 2024
Year Ended
September 30, 2023
Period Ended
September 30,
2022
(a)
Net Asset Value, Beginning of Period $ 47.27 $ 44.14 $ 45.61 $ 50.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
1.15 2.37 2.08 0.82
Net Gain (Loss) on Investments (Realized and Unrealized) (1.16) 3.09 (1.65) (4.59)
Total from Investment Operations (0.01) 5.46 0.43 (3.77)
Less Distributions:
Distributions from Net Investment Income (1.14) (2.33) (1.90) (0.62)
Total Distributions (1.14) (2.33) (1.90) (0.62)
Net Asset Value, End of Period $ 46.12 $ 47.27 $ 44.14 $ 45.61
Total Return
(c)
—%
(d)
12.76%
(e)
0.84%
(e)
(7.60)%
Supplemental Data:
Net Assets, End of Period (000's) $ 426,157 $ 338,523 $ 188,077 $ 46,572
Ratios to Average Net Assets:
Expenses
(f)
0.45% 0.50% 0.50% 0.50%
Net Investment Income (Loss)
(f)
5.06% 5.20% 4.55% 3.38%
Portfolio Turnover Rate
(c)(g)
20% 142% 169% 183%
(a)
Commencement of operations on March 31, 2022. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Less than 0.5%.
(e)
The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(f)
Annualized for periods less than one year.
(g)
In-kind transactions are not included in portfolio turnover calculations.

Financial Highlights
(Cont.)
March 31, 2025
Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
DoubleLine Shiller CAPE® U.S. Equities ETF
Period Ended
March 31, 2025
(Unaudited)
Year Ended
September 30, 2024
Year Ended
September 30, 2023
Period Ended
September 30,
2022
(a)
Net Asset Value, Beginning of Period $ 29.66 $ 23.70 $ 20.01 $ 25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
0.24 0.36 0.25 0.14
Net Gain (Loss) on Investments (Realized and Unrealized) 0.68 5.92 3.65 (5.07)
Total from Investment Operations 0.92 6.28 3.90 (4.93)
Less Distributions:
Distributions from Net Investment Income (0.21) (0.32) (0.21) (0.06)
Total Distributions (0.21) (0.32) (0.21) (0.06)
Net Asset Value, End of Period $ 30.37 $ 29.66 $ 23.70 $ 20.01
Total Return
(c)
3.11% 26.70% 19.54% (19.72)%
Supplemental Data:
Net Assets, End of Period (000's) $ 301,321 $ 409,377 $ 283,446 $ 128,899
Ratios to Average Net Assets:
Expenses
(d)
0.65% 0.65% 0.65% 0.65%
Net Investment Income (Loss)
(d)
1.57% 1.32% 1.08% 1.30%
Portfolio Turnover Rate
(c)(e)
164% 290% 217% 175%
(a)
Commencement of operations on March 31, 2022. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
In-kind transactions are not included in portfolio turnover calculations.

Financial Highlights
(Cont.)

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
March 31, 2025
DoubleLine Commercial Real Estate ETF
Period Ended
March 31, 2025
(Unaudited)
Year Ended
September 30, 2024
Period Ended
September 30,
2023
(a)
Net Asset Value, Beginning of Period $ 51.91 $ 50.36 $ 50.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
1.34 2.90 1.35
Net Gain (Loss) on Investments (Realized and Unrealized) (0.11) 1.35 (0.01)
Total from Investment Operations 1.23 4.25 1.34
Less Distributions:
Distributions from Net Investment Income (1.33) (2.70) (0.98)
Distributions from Net Realized Gain (0.02) — —
Total Distributions (1.35) (2.70) (0.98)
Net Asset Value, End of Period $ 51.79 $ 51.91 $ 50.36
Total Return
(c)
2.41% 8.70% 2.69%
Supplemental Data:
Net Assets, End of Period (000's) $ 251,707 $ 212,831 $ 60,438
Ratios to Average Net Assets:
Expenses
(d)
0.39% 0.39% 0.39%
Net Investment Income (Loss)
(d)
5.21% 5.68% 5.33%
Portfolio Turnover Rate
(c)(e)
30% 74% 36%
(a)
Commencement of operations on March 31, 2023. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
In-kind transactions are not included in portfolio turnover calculations.

Financial Highlights
(Cont.)
March 31, 2025
Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
DoubleLine Mortgage ETF
Period Ended
March 31, 2025
(Unaudited)
Year Ended
September 30, 2024
Period Ended
September 30,
2023
(a)
Net Asset Value, Beginning of Period $ 50.35 $ 46.96 $ 50.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
1.24 2.38 1.04
Net Gain (Loss) on Investments (Realized and Unrealized) (1.39) 3.23 (3.35)
Total from Investment Operations (0.15) 5.61 (2.31)
Less Distributions:
Distributions from Net Investment Income (1.24) (2.22) (0.73)
Total Distributions (1.24) (2.22) (0.73)
Net Asset Value, End of Period $ 48.96 $ 50.35 $ 46.96
Total Return
(c)
(0.24)% 12.27% (4.67)%
Supplemental Data:
Net Assets, End of Period (000's) $ 388,765 $ 334,292 $ 98,615
Ratios to Average Net Assets:
Expenses
(d)
0.39% 0.48% 0.49%
Net Investment Income (Loss)
(d)
5.10% 4.90% 4.23%
Portfolio Turnover Rate
(c)(e)
113% 197% 31%
Portfolio Turnover Rate excluding Mortgage Dollar Rolls
(f)
8% 55% –%
(a)
Commencement of operations on March 31, 2023. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
In-kind transactions are not included in portfolio turnover calculations.
(f)
See Note 2(J) regarding Mortgage Dollar Rolls.

Financial Highlights
(Cont.)

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
March 31, 2025
DoubleLine Commodity Strategy ETF
(Consolidated)
Period Ended
March 31, 2025
(Unaudited)
Period Ended
September 30,
2024
(a)
Net Asset Value, Beginning of Period $ 25.28 $ 25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
0.50 0.79
Net Gain (Loss) on Investments (Realized and Unrealized) 1.52 (0.51)
Total from Investment Operations 2.02 0.28
Less Distributions:
Distributions from Net Investment Income (0.41) —
Total Distributions (0.41) —
Net Asset Value, End of Period $ 26.89 $ 25.28
Total Return
(c)
8.07% 1.12%
Supplemental Data:
Net Assets, End of Period (000's) $ 24,736 $ 17,191
Ratios to Average Net Assets:
Expenses
(d)
0.65% 0.65%
Net Investment Income (Loss)
(d)
3.88% 4.64%
Portfolio Turnover Rate
(c)
58% 111%
(a)
Commencement of operations on January 31, 2024. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.

Financial Highlights
(Cont.)
March 31, 2025
Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
DoubleLine Fortune 500 Equal Weight ETF
Period Ended
March 31, 2025
(Unaudited)
Period Ended
September 30,
2024
(a)
Net Asset Value, Beginning of Period $ 29.02 $ 25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
0.25 0.31
Net Gain (Loss) on Investments (Realized and Unrealized) (1.11) 3.91
Total from Investment Operations (0.86) 4.22
Less Distributions:
Distributions from Net Investment Income (0.24) (0.20)
Total Distributions (0.24) (0.20)
Net Asset Value, End of Period $ 27.92 $ 29.02
Total Return
(c)
(2.98)% 16.93%
Supplemental Data:
Net Assets, End of Period (000's) $ 13,402 $ 13,929
Ratios to Average Net Assets:
Expenses
(d)
0.20% 0.20%
Net Investment Income (Loss)
(d)
1.71% 1.75%
Portfolio Turnover Rate
(c)(e)
7% 12%
(a)
Commencement of operations on January 31, 2024. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
In-kind transactions are not included in portfolio turnover calculations.

Financial Highlights
(Cont.)

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
March 31, 2025
DoubleLine Multi-
Sector Income ETF
Period Ended
March 31, 2025
(a)
(Unaudited)
Net Asset Value, Beginning of Period $ 50.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
1.03
Net Gain (Loss) on Investments (Realized and Unrealized) (0.61)
Total from Investment Operations 0.42
Less Distributions:
Distributions from Net Investment Income (0.73)
Total Distributions (0.73)
Net Asset Value, End of Period $ 49.69
Total Return
(c)
0.84%
Supplemental Data:
Net Assets, End of Period (000's) $ 25,838
Ratios to Average Net Assets:
Expenses
(d)
0.49%
Net Investment Income (Loss)
(d)
6.35%
Portfolio Turnover Rate
(c)(e)
27%
(a)
Commencement of operations on November 29, 2024. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
In-kind transactions are not included in portfolio turnover calculations.

Financial Highlights
(Cont.)
March 31, 2025
Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The accompanying notes are an integral part of these financial statements.
DoubleLine Asset-
Backed Securities ETF
Period Ended
March 31, 2025
(a)
(Unaudited)
Net Asset Value, Beginning of Period $ 50.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
0.18
Net Gain (Loss) on Investments (Realized and Unrealized) 0.01
Total from Investment Operations 0.19
Net Asset Value, End of Period $ 50.19
Total Return
(c)
0.39%
(d)
Supplemental Data:
Net Assets, End of Period (000's) $ 53,202
Ratios to Average Net Assets:
Expenses
(e)
0.39%
Net Investment Income (Loss)
(e)
4.58%
Portfolio Turnover Rate
(c)(f)
2%
(a)
Commencement of operations on February 28, 2025. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(e)
Annualized for periods less than one year.
(f)
In-kind transactions are not included in portfolio turnover calculations.

Notes to Financial Statements

DoubleLine ETF Trust
(Unaudited)
March 31, 2025
1. Organization
DoubleLine ETF Trust, a Delaware statutory trust (the “Trust”), was formed on September 27, 2021 and is registered with the
Securities and Exchange Commission as an open-end management investment company. As of March 31, 2025, the Trust consists of eight series, DoubleLine Opportunistic Core Bond ETF (the “Opportunistic Core Bond ETF”) (formerly known as DoubleLine
Opportunistic Bond ETF), DoubleLine Shiller CAPE
®
U.S. Equities ETF (the “Equities ETF”), DoubleLine Commercial Real Estate ETF
(the "Commercial Real Estate ETF"), DoubleLine Mortgage ETF (the "Mortgage ETF"), DoubleLine Commodity Strategy ETF (the
"Commodity Strategy ETF"), DoubleLine Fortune 500 Equal Weight ETF (the "Fortune 500 ETF"), DoubleLine Multi-Sector Income
ETF (the "Multi-Sector Income ETF"), and DoubleLine Asset-Backed Securities ETF (the "Asset-Backed Securities ETF") (each a “Fund”
and collectively the “Funds”). The Opportunistic Core Bond ETF, Equities ETF, Commercial Real Estate ETF, Mortgage ETF, Fortune
500 ETF, Multi-Sector Income ETF, and Asset-Backed Securities ETF are managed by DoubleLine ETF Adviser LP, and the Commodity
Strategy ETF is managed by DoubleLine Alternatives LP (each, an “Adviser” and collectively, the “Advisers”), which are registered as an investment advisers with the U.S. Securities and Exchange Commission. Each Fund offers one class of shares.
Each Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), except the
Fortune 500 ETF, which is classified as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund's total assets is not subject to this limitation.
The Funds' investment objectives and dates each Fund commenced operations and public trading are as follows:
The fiscal year end for the Funds is September 30, and the period covered by these Financial Statements is for the period ended March 31, 2025.
2. Significant Accounting Policies
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, "Financial Services
-Investment Companies", by the Financial Accounting Standards Board ("FASB"). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("US GAAP").
A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Fund Name Investment Objective
Commencement of
Operations
Commencement of
Public Trading
DoubleLine Opportunistic Core Bond
ETF
Seek to maximize current income and total return
3/31/2022 4/5/2022
DoubleLine Shiller CAPE® U.S.
Equities ETF
Seek total return which exceeds the total return of the S&P
500® Index
3/31/2022 4/5/2022
DoubleLine Commercial Real Estate
ETF
Seek current income and capital preservation and as a
secondary objective, seek long-term capital appreciation
3/31/2023 4/4/2023
DoubleLine Mortgage ETF Seek total return (capital appreciation and current income)
which exceeds the total return of its benchmark index, the
Bloomberg U.S. Mortgage-Backed Securities Index, over a
full market cycle
3/31/2023 4/4/2023
DoubleLine Commodity Strategy ETF
(Consolidated)
Seek total return (capital appreciation and current income)
1/31/2024 2/1/2024
DoubleLine Fortune 500 Equal
Weight ETF
Seek to track the investment results (before fees and
expenses) of the Barclays Fortune 500 Equal Weighted Total
Return Index
1/31/2024 2/1/2024
DoubleLine Multi-Sector Income ETF To provide income, with a secondary objective of capital appreciation.
11/29/2024 12/3/2024
DoubleLine Asset-Backed Securities
ETF
Seek long-term total return while striving to generate
current income.
2/28/2025 3/4/2025

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2025
Semi-Annual Financial Statements and Other Information
|
March 31, 2025

Level 1— Unadjusted quoted market prices in active markets for identical securities
Level 2— Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
Level 3— Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.
Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.
Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
The Funds' holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.
Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of the Adviser, such loans will be valued at fair value based on certain factors.
In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Funds may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the
NAV, market price and other aspects of an investment exceed certain significance thresholds.
Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded.
Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other
Fixed-income class Examples of Inputs
All Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes;
    convertible securities
Standard inputs and underlying equity of the issuer
US bonds and notes of government and
    government agencies
Standard inputs
Residential and commercial mortgage-backed
obligations; asset-backed obligations
(including collateralized loan obligations)
Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans Standard inputs

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2025
inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates.
Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its Adviser, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as the Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of March 31, 2025:
Category
DoubleLine
Opportunistic Core
Bond ETF
DoubleLine Shiller
CAPE® U.S. Equities ETF
DoubleLine Commercial
Real Estate ETF
DoubleLine Mortgage
ETF
DoubleLine Commodity
Strategy ETF
(Consolidated)
Investments in Securities
Level 1
Common Stocks $ — $ 300,068,446 $ — $ — $ —
Money Market Funds 11,106,518 930,634 10,097,970 20,751,944 2,177,284
Total Level 1 11,106,518 300,999,080 10,097,970 20,751,944 2,177,284
Level 2
US Government and Agency Mortgage
Backed Obligations 98,542,082 — 24,861,196 394,223,435 —
Non-Agency Commercial Mortgage Backed
Obligations 16,500,936 — 163,629,005 — —
US Government and Agency Obligations 99,059,950 — — — —
Non-Agency Residential Collateralized
Mortgage Obligations 35,379,656 — 3,299,686 43,222,457 —
Collateralized Loan Obligations 15,544,945 — 49,045,058 — —
US Corporate Bonds 61,196,773 — — — —
Asset Backed Obligations 39,797,868 — — — —
Foreign Corporate Bonds 29,325,048 — — — —
Other Short Term Investments 3,944,004 — — — 23,034,725
Bank Loans 10,401,363 — — — —
Foreign Government Bonds, Foreign
Agencies and Foreign Government
Sponsored Corporations 1,712,834 — — — —
Total Level 2 411,405,459 — 240,834,945 437,445,892 23,034,725
Level 3
US Government and Agency Mortgage
Backed Obligations 4,545,663 — — — —
Total Level 3 4,545,663 — — — —
Total $ 427,057,640 $ 300,999,080 $ 250,932,915 $ 458,197,836 $ 25,212,009
Other Financial Instruments
Assets
Level 1
Futures $ 2,119,698 $ — $ — $ 104,075 $ —
Level 2
Excess Return Swaps — — — — 148,618
Unfunded Loan Commitments 2 — — — —
Total Level 2 — — — — —
Level 3 — — — — —
Liabilities
Level 1
Futures $ (898,527) $ — $ — $ (21,006) $ —
Level 2
Unfunded Loan Commitments (177) — — — —

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2025
Semi-Annual Financial Statements and Other Information
|
March 31, 2025

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
Category (continued)
DoubleLine
Opportunistic Core Bond
ETF (continued)
DoubleLine Shiller
CAPE® U.S. Equities ETF
(continued)
DoubleLine Commercial
Real Estate ETF
(continued)
DoubleLine Mortgage
ETF (continued)
DoubleLine
Commodity Strategy
ETF (Consolidated)
(continued)
Level 3 — — — — —
Total $ 1,220,996 $ — $ — $ 83,069 $ 148,618
Category
DoubleLine Fortune 500
Equal Weight ETF
DoubleLine Multi-Sector
Income ETF
DoubleLine Asset-
Backed Securities ETF
Investments in Securities
Level 1
Common Stocks $ 13,361,102 $ — $ —
Money Market Funds 30,448 2,401,440 184,430
Total Level 1 13,391,550 2,401,440 184,430
Level 2
Asset Backed Obligations — 1,032,618 32,836,510
US Corporate Bonds — 8,417,155 —
Bank Loans — 7,811,769 —
Non-Agency Commercial Mortgage Backed
Obligations — 2,858,658 —
Non-Agency Residential Collateralized
Mortgage Obligations — 1,931,848 —
Collateralized Loan Obligations — 1,888,993 —
Foreign Corporate Bonds — 912,300 —
Total Level 2 — 24,853,341 32,836,510
Level 3 — — —
Total $ 13,391,550 $ 27,254,781 $ 33,020,940
Other Financial Instruments
Assets
Level 1 — — —
Level 2
Unfunded Loan Commitments — 2 —
Level 3 — — —
Liabilities
Level 1 — — —
Level 2
Unfunded Loan Commitments — (115) —
Level 3 — — —
Total $ — $ (113) $ —
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
DoubleLine Opportunistic Core Bond
ETF
Fair Value as of
9/30/2024
Net Realized
Gain (Loss)
Net Change
in Unrealized
Appreciation
(Depreciation)
Net Accretion
(Amortization) Purchases Sales
Transfers
Into
Level 3
Transfers
out of
Level 3
Fair Value as
on 3/31/2025
Net Change
in Unrealized
Appreciation
(Depreciation)
on securities
held at
3/31/2025
Investments in Securities
Mortgage-Backed Security $ – $ – $ 3,518 $ – $ 4,542,145 $ – $ – $ – $ 4,545,663 $ –
Total $ – $ – $ 3,518 $ – $ 4,542,145 $ – $ – $ – $ 4,545,663 $ –
DoubleLine Opportunistic Core
Bond ETF
Fair Value as of
March 31, 2025
Valuation
Technique
Unobservable
Input
Unobservable Input
Values
(Weighted Average)
*
Impact to valuation from an increase to input
Mortgage-Backed Security $4,545,663
Market
Comparables
Market
Quotes
99.88 – 100.69
(100.24)
Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
*
Unobservable inputs were weighted by the relative fair value of the instruments.

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2025
B. Federal Income Taxes. Each Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal
Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies. Therefore, no provision for U.S. federal income taxes has been made.
The Funds may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.
Management has analyzed the Funds’ tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the period. The Funds identify their major tax jurisdictions as U.S. Federal, the State of Florida and the State of Delaware. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
C. Security Transactions, Investment Income. Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income, including non-cash interest, is recorded on an accrual basis. Discounts/premiums on debt securities purchased, which may include residual and subordinated notes, are accreted/amortized over the life of the respective securities using the effective interest method except for certain deep discount bonds where management does not expect the par value above the bond's cost to be fully realized. Dividend income and corporate action transactions, if any, are recorded on the ex-date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.
D. Dividends and Distributions to Shareholders. The Asset-Backed Securities ETF, the Multi-Sector Income ETF, the Commercial
Real Estate ETF, the Mortgage ETF and the Opportunistic Core Bond ETF will distribute dividends of net investment income at least monthly, the Equities ETF and the Fortune 500 ETF will distribute dividends of net investment income at least quarterly, and the
Commodity Strategy ETF will distribute dividends of net investment income at least annually. Each Fund will distribute net realized short-term capital gains and net realized long-term capital gains, if any, at least annually. Distributions are recorded on the ex-
dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed (accumulated) net investment income (loss), and/or undistributed (accumulated) realized gain (loss). Undistributed
(accumulated) net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.
Distributions from investment companies will be classified as investment income or realized gains in the Statements of Operations based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distributions are generally classified as investment income.
The Equities ETF may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods concluded.
E. Use of Estimates.  The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.
F. Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding, rounded to the nearest cent. The NAV is typically calculated on days when the New York Stock Exchange ("NYSE") opens for regular trading.

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2025
Semi-Annual Financial Statements and Other Information
|
March 31, 2025

G. Unfunded Loan Commitments.  The Funds may enter into certain credit agreements, of which all or a portion may be unfunded.
As of March 31, 2025, the Funds have the following unfunded positions.
The Funds are obligated to fund these commitments at the borrower’s discretion. At the end of the period, the Funds maintained with their custodian liquid investments having an aggregate value at least equal to the par value of their respective unfunded loan commitments and bridge loans.
H. Guarantees and Indemnifications. Under the Trust's organizational documents, each Trustee and officer of the Funds is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.
I. Basis for Consolidation. The Commodity Strategy ETF may invest up to 25% of its total assets in the DoubleLine Commodity ETF
Ltd. (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Commodity Strategy ETF. The Subsidiary invests in commodity-related investments and other investments. The consolidated financial statements include the accounts and balances of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
As of March 31, 2025, the relationship of the Subsidiary to the Commodity Strategy ETF was as follows:
J. Mortgage Dollar Rolls. The Funds have entered into mortgage dollar roll transactions of TBA securities which the funds sell a TBA mortgage-backed security to a counterparty and simultaneously enter into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and
DoubleLine Opportunistic Core Bond ETF
Borrower Par
Commitment
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
% Of Net
Assets
Savor Acquisition, Inc. $ — $ 6,059 $ 6,036 $ (23) 0.00%
Clydesdale Acquisition Holdings, Inc. — 579 581 2 0.00
Signia Aerospace LLC — 8,824 8,813 (11) 0.00
Kaman Corp. — 12,066 11,923 (143) 0.00
DoubleLine Multi-Sector Income ETF
Borrower Par
Commitment
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
% Of Net
Assets
Kaman Corp. $ — $ 8,187 $ 8,091 $ (97) 0.03%
Savor Acquisition, Inc. — 4,329 4,311 (18) 0.02
Clydesdale Acquisition Holdings, Inc. — 496 498 2 0.00
DoubleLine
Commodity
Strategy ETF
(Consolidated)
Commencement of Operations 01/31/2024
Fund Net Assets $ 24,736,231
Subsidiary % of Fund Net Assets 23.27%
Subsidiary Financial Statement Information
Net Assets $ 5,756,154
Total Income 110,516
Net Realized Gain/(Loss) 934,487

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2025
sale transactions and may result in an increase to the fund portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented on the Financial Highlights.
3. Related Party Transactions
The Trust and the Advisers entered into an Investment Management Agreement, under the terms of which the Advisers manage the investment of the assets of the applicable Funds, place orders for the purchase and sale of its portfolio securities, and are responsible for providing resources to assist with the day-to-day management of the Trust's business affairs. As compensation for their services, the Advisers are entitled to a monthly fee at the annual rates of the average daily net assets of the Funds in the following table.  The
Advisers will pay all operating expenses of the Funds, except the management fees, interest expenses, dividends and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, acquired fund fees and expenses, accrued deferred tax liabilities, distribution fees or expenses, and any extraordinary expenses (such as litigation).
4. Distribution Fees
Foreside Fund Services, LLC serves as the Funds’ Distributor. The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), however the Plan has yet to be implemented or commence operations.
Under the Plan, each Fund would be authorized to pay distribution fees to the Distributor, who in turn would be permitted to pay other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider were to provide such services, the Funds would be permitted to pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to the terms of the Plan and Rule 12b-1 under the 1940 Act. Because the Plan has not been implemented or commenced operations, no distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event the
Plan is ever implemented and commences operations and Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Funds and may cost you more than other types of sales charges.
5. Administrator, Transfer Agent, Custodian and Distributor
JPMorgan Chase Bank, N.A., provides fund accounting, fund administrative and transfer agency services to the Funds pursuant to a
Fund Services Agreement. JPMorgan Chase Bank, N.A., serves as the Funds’ Custodian pursuant to a Custody Agreement. Foreside
Fund Services, LLC, serves as the Funds’ distributor pursuant to a Distribution Agreement.
6. Issuance and Redemption of Fund Shares
The Funds are exchange-traded funds or “ETFs.” The Funds will only issue or redeem shares aggregated into blocks of 20,000 shares
(in the case of the Opportunistic Core Bond ETF, the Commercial Real Estate ETF, the Mortgage ETF, the Multi-Sector Income ETF,
and the Asset-Backed Securities ETF), 40,000 shares (in the case of the Equities ETF and the Commodity Strategy ETF) and 60,000
shares (in the case of the Fortune 500 ETF) or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with Foreside Fund Services, LLC as the Funds’ distributor (the “Distributor”). An Authorized Participant is either (1) a
“Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the
NSCC), or (2) a participant of DTC, and, in each case, must have executed an agreement with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation Units in return for a basket of securities and/or cash
(including any portion of such securities for which cash may be substituted) that the Funds specify each day. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. In the case of the Equities ETF, Authorized Participants transact with the Fund through another broker-dealer that acts as AP Representative and maintains the basket contents in confidence.
Management Fee
DoubleLine Opportunistic Core Bond ETF
1
0.45%
DoubleLine Shiller CAPE® U.S. Equities ETF 0.65%
DoubleLine Commercial Real Estate ETF 0.39%
DoubleLine Mortgage ETF
2
0.39%
DoubleLine Commodity Strategy ETF (Consolidated) 0.65%
DoubleLine Fortune 500 Equal Weight ETF 0.20%
DoubleLine Multi-Sector Income ETF 0.49%
DoubleLine Asset-Backed Securities ETF 0.39%
1
Prior to February 3, 2025, the Management Fee was 0.50%.
2
Prior to September 3, 2024, the Management Fee was 0.49%.

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2025
Semi-Annual Financial Statements and Other Information
|
March 31, 2025

Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units. The Fund’s NAV per share is computed at the close of the NYSE. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Funds’ Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Funds’ custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the receivable for capital shares issued on the
Statements of Assets and Liabilities.
7. Purchases and Sales of Securities
Investment transactions (excluding short-term investments and in-kind transactions) for the period ended March 31, 2025 were as follows:
Investment transactions related to in-kind purchases and sales for the period ended March 31, 2025 were as follows:
8. Income Tax Information and Distributions to Shareholders
The cost basis of investments for federal income tax purposes as of March 31, 2025 was as follows:
All Other U.S. Government
1
Purchases at
Cost
Sales or
Maturity
Proceeds
Purchases at
Cost
Sales or
Maturity
Proceeds
DoubleLine Opportunistic Core Bond ETF $ 104,189,821 $ 50,370,961 $ 4,542,763 $ 19,885,330
DoubleLine Shiller CAPE® U.S. Equities ETF $ 645,741,198 $ 594,408,761 $ — $ —
DoubleLine Commercial Real Estate ETF $ 96,703,905 $ 65,628,869 $ — $ —
DoubleLine Mortgage ETF $ 518,684,079 $ 442,296,121 $ — $ —
DoubleLine Commodity Strategy ETF (Consolidated) $ 3,400,000 $ 2,800,000 $ — $ —
DoubleLine Fortune 500 Equal Weight ETF $ 1,074,441 $ 1,054,388 $ — $ —
DoubleLine Multi-Sector Income ETF $ 29,840,602 $ 5,448,795 $ — $ —
DoubleLine Asset-Backed Securities ETF $ 33,956,832 $ 498,538 $ — $ —
1
U.S. Government transactions are defined as those involving long-term U.S. Treasury bills, bonds and notes.
Purchases at
Cost
Sales or
Maturity
Proceeds
Net
Realized Gains (Losses)
DoubleLine Opportunistic Core Bond ETF $ 48,579,745 $ 4,540,785 $ 72,178
DoubleLine Shiller CAPE® U.S. Equities ETF $ 1,249,383 $ 172,411,601 $ 17,363,375
DoubleLine Commercial Real Estate ETF $ — $ — $ —
DoubleLine Mortgage ETF $ — $ — $ —
DoubleLine Commodity Strategy ETF (Consolidated) $ — $ — $ —
DoubleLine Fortune 500 Equal Weight ETF $ 3,600,387 $ 3,579,793 $ 903,551
DoubleLine Multi-Sector Income ETF $ 694,658 $ — $ —
DoubleLine Asset-Backed Securities ETF $ — $ — $ —
DoubleLine
Opportunistic Core
Bond ETF
DoubleLine Shiller
CAPE® U.S. Equities
ETF
DoubleLine
Commercial Real
Estate ETF
DoubleLine
Mortgage ETF
DoubleLine
Commodity Strategy
ETF (Consolidated)
Tax Cost of Investments $ 424,057,034 $ 299,133,001 $ 249,011,845 $ 457,481,167 $ 25,212,060
Gross Tax Unrealized Appreciation 7,048,876 16,282,044 2,371,038 3,549,539 148,889
Gross Tax Unrealized Depreciation (2,827,099) (14,415,965) (449,968) (2,749,801) (322)

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2025
9. Remuneration Paid to Trustees, Officers and Others
Because the Advisers have agreed in the Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisers pay the compensation to each Trustee who is not considered to be an “interested person” (as defined in the 1940 Act) of the Trust for services to the Funds from the Advisers’ management fees. Certain Trustees and officers of the Funds are also officers of the Advisers; such Trustees and officers are not compensated by the Funds.
10. Additional Disclosures about Derivative Instruments
The following disclosures provide information on the Funds’ use of derivatives and certain related risks. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following tables.
The average volume of derivative activity for the period ended March 31, 2025 is as follows:
Futures Contracts. Futures contracts typically involve a contractual commitment to buy or sell a particular instrument or index unit at a specified price on a future date. Risks associated with the use of futures contracts include the potential for imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices determined by the relevant exchange.
Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash in accordance with the initial margin requirements of the broker or exchange. Such collateral is recorded in deposit at broker for futures in the Statements of Assets and Liabilities. Futures contracts are marked-to-market daily and an appropriate payment reflecting the change in value
(“variation margin”) is made or received by or for the accounts of the Funds. The variation margin is recorded on the Statements of Assets and Liabilities. Gains or losses are recognized but not considered realized until the contracts expire or are closed and are recorded in net realized gain (loss) on futures on the Statements of Operations. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
Excess Return Swap Agreements. The Funds may enter into excess return swaps for investment purposes. Excess return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, a Fund will receive a payment from the counterparty. To the extent it is less, a Fund will make a payment to the counterparty. The marked-to-market value less a financing rate, if any, is recorded in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities.
At termination or maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying
DoubleLine
Opportunistic Core
Bond ETF
DoubleLine Shiller
CAPE® U.S. Equities
ETF
DoubleLine
Commercial Real
Estate ETF
DoubleLine
Mortgage ETF
DoubleLine
Commodity Strategy
ETF (Consolidated)
Net Tax Unrealized Appreciation
(Depreciation) 4,221,777 1,866,079 1,921,070 799,738 148,567
DoubleLine Fortune
500 Equal Weight
ETF
DoubleLine Multi-
Sector Income ETF
DoubleLine Asset-
Backed Securities
ETF
Tax Cost of Investments $ 13,667,596 $ 27,525,123 $ 33,007,014
Gross Tax Unrealized Appreciation 980,209 55,494 71,802
Gross Tax Unrealized Depreciation (1,256,255) (325,836) (57,876)
Net Tax Unrealized Appreciation
(Depreciation) (276,046) (270,342) 13,926
DoubleLine
Opportunistic Core
Bond ETF
DoubleLine
Mortgage ETF
DoubleLine
Commodity
Strategy ETF
(Consolidated)
Average Market Value
Futures Contracts - Long $ 239,701,875 $ 66,523,237 $ –
Futures Contracts - Short (59,091,224) (41,077,787) –
Average Notional Balance
Excess Return Swaps – – 22,150,000

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2025
Semi-Annual Financial Statements and Other Information
|
March 31, 2025

reference asset less a financing rate, if any, and is recorded in net realized gain (loss) on swaps on the Statements of Operations.
To the extent the marked-to- market value of an excess return swap appreciates to the benefit of a Fund and exceeds certain contractual thresholds, a Fund’s counterparty may be contractually required to provide collateral. If the marked-to-market value of an excess return swap depreciates in value to the benefit of a counterparty and exceeds certain contractual thresholds, a Fund would generally be required to provide collateral for the benefit of its counterparty. Assets provided by the Funds as collateral are reflected as a component of investments in unaffiliated securities at value on the Statements of Assets and Liabilities and are noted
on the Schedules of Investments. Assets provided to a Fund by a counterparty as collateral are not assets of the Fund and are not a component of a Fund’s NAV.
The effect of derivative instruments on the Statements of Assets and Liabilities for the period ended March 31, 2025 was as follows:
The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2025 was as follows:
11. Offsetting Assets and Liabilities
Each Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements are intended to allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master
Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceed a specified threshold depending on the counterparty and the type of Master Netting Arrangement.
As of March 31, 2025, the Funds held the following derivative instruments that were subject to offsetting on the Statements of Assets and Liabilities:
Derivatives not accounted for as hedging instruments
Statements of Assets and Liabilities Location
1
Commodity
Risk
Interest Rate
Risk Total
Net Unrealized Appreciation (Depreciation) on: – – –
Futures – – –
DoubleLine Opportunistic Core Bond ETF $ – $ 1,221,171 $ 1,221,171
DoubleLine Mortgage ETF – 83,069 83,069
Swaps – – –
DoubleLine Commodity Strategy ETF (Consolidated) $ 148,618 $ – $ 148,618
1
An exchange traded investment's value reflects the cumulative value. Only the current day's variation margin is reported on the Statements of Assets and
Liabilities.
Derivatives not accounted for as hedging instruments
Statements of Operations Location
Commodity
Risk
Interest Rate
Risk Total
Net Realized Gain (Loss) on: – – –
Futures – – –
DoubleLine Opportunistic Core Bond ETF $ – $ (2,627,612) $ (2,627,612)
DoubleLine Mortgage ETF – (2,339,766) (2,339,766)
Swaps – – –
DoubleLine Commodity Strategy ETF (Consolidated) $ 934,487 $ – $ 934,487
Net Change in Unrealized Appreciation (Depreciation) on: – – –
Futures – – –
DoubleLine Opportunistic Core Bond ETF $ – $ 1,031,319 $ 1,031,319
DoubleLine Mortgage ETF – 366,805 366,805
Swaps – – –
DoubleLine Commodity Strategy ETF (Consolidated) $ 280,471 $ – $ 280,471

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2025
12. Bank Loans
The Funds may make loans directly to borrowers and may acquire or invest in loans made by others (“loans”). The Funds may acquire a loan interest directly by acting as a member of the original lending syndicate. Alternatively, the Funds may acquire some or all of the interest of a bank or other lending institution in a loan to a particular borrower by means of a novation, an assignment or a participation. The loans in which the Funds may invest include those that pay fixed rates of interest and those that pay floating
rates—i.e., rates that adjusted periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (SOFR) and secondarily, the prime rate offered by one or more United States banks (the Prime
Rate). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. The Funds may purchase and sell interests in bank loans on a when-issued and delayed delivery basis, with payment delivery scheduled for a future date.
Securities purchased on a delayed delivery basis are marked-to-market daily and no income accrues to the Funds prior to the date the Funds actually take delivery of such securities. These transactions are subject to market fluctuations and are subject, among other risks, to the risk that the value at delivery may be more or less than the trade purchase price.
13. To-Be-Announced Securities
The Funds may invest in to-be-announced securities (“TBAs”). TBAs is a term that is generally used to describe forward-settling mortgage-backed securities. These TBAs are generally issued by U.S. Government Agencies or U.S. Government Sponsored Entities
such as Freddie Mac, Fannie Mae and Ginnie Mae. The actual mortgage-backed security that will be delivered to the buyer at the time TBAs trades are entered is not known, however, the terms of the acceptable pools of loans that will comprise the mortgage backed security are determined at the time the trade is entered into (coupon rate, maturity, credit quality, etc.). Investment in TBAs will generally increase the Fund’s exposure to interest rate risk and could also expose the Fund to counterparty default risk. In order to mitigate counterparty default risk, the Fund only enters TBAs with counterparties for which the risk of default is determined to be remote.
14. Recently Issued Accounting Pronouncements
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures
(“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after
December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted.
Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Trust's president and principal executive officer, and the Trust's treasurer and principal financial and accounting officer, who together serve as the CODM, and are consistent with the information presented in the financial statements and financial highlights. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The update is limited to disclosure requirements and does not impact each Fund’s financial position or results of operations.
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax
Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
DoubleLine Commodity Strategy ETF (Consolidated)
Assets:
Gross
Amounts of
Gross Amounts
Offset in the
Statement of
Net Amounts
presented in the
Statement of
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Description
Recognized
Assets
Assets and
Liabilities
Assets and
Liabilities
Financial
Instruments
Cash Collateral
Received Net Amount
Swap contracts $ 148,618 $ — $ 148,618 $ (46,237) $ — $ 102,381

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2025
Semi-Annual Financial Statements and Other Information
|
March 31, 2025

15. Principal Risks
Below are summaries of some, but not all, of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund's NAV, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read each Fund's prospectus carefully for a description of the principal risks associated with investing in a particular Fund. In addition to certain of the principal risks identified here, funds that operate as semi-transparent ETFs are subject to specific risks, as noted
below.
active management risk: the risk that the Fund will fail to meet its investment objective and that the Fund's investment performance will depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, and/
or investments that perform poorly or underperform other asset classes, sectors, underlying funds, and/or available investments. Any given investment strategy may fail to produce the intended results, and the Fund's portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.
asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-
backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.
cash position risk: the risk that to the extent that the Fund holds assets in cash, cash equivalents, and other short-
term investments, the ability of the Fund to meet its objective may be limited. Cash equivalents and other short-term investments include short-term U.S. Treasury securities, commercial paper, repurchase agreements and money market funds.
collateralized debt obligations risk: the risks of an investment in a collateralized debt obligation (" CDO ") depend largely on the quality and type of the collateral and the tranche of the CDO in which a Fund invests. Normally, collateralized bond obligations, collateralized loan obligations and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that a Fund may invest in CDOs that are subordinate to other classes of the issuer's securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
commodities risk: the risk that the value of the Fund’s shares may be affected by changes in the values of the Fund’s investment exposures to commodities or commodity-related instruments, which may be extremely volatile and difficult to value. The value of commodities and commodity-related instruments may be affected by, among other factors, market movements, commodity index volatility, changes in interest rates, or factors affecting supply, demand and/or other market fundamentals with respect to a particular sector, industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The Fund expects to have significant exposure to particular sectors through its commodities-related investments, including, for example, the energy, industrial metals, precious metals, and agricultural and livestock sectors and may be exposed to greater risk associated with events affecting those sectors.
commodity pool regulatory risk: The Fund’s investment exposure to instruments such as futures or swaps will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act
(“CEA”) and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies.
Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. However, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO are not expected to materially adversely affect the Fund’s ability to achieve its investment objective.
counterparty risk: the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund; that the Fund’s counterparty will be unable or unwilling to perform its obligations; that the Fund will be unable to enforce contractual remedies if its counterparty defaults; that if a counterparty (or an affiliate of a counterparty) becomes bankrupt, the Fund may experience significant delays in obtaining

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2025
any recovery or may obtain limited or no recovery in a bankruptcy or other insolvency proceeding. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.
swap risk: The Fund expects to enter into swap transactions related to the Barclays Index with a single or a limited number of counterparties for the foreseeable future and, at the time of the Fund’s inception, the Fund expects to obtain exposure to the Barclays Index through swap transactions with a single counterparty. To the extent that the
Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.
debt securities risks:
credit risk: the risk that an issuer, counterparty or other obligor to the Fund will fail to pay its obligations to the
Fund when they are due, which may reduce the Fund’s income and/or reduce, in whole or in part, the value of the
Fund’s investment. Actual or perceived changes in the financial condition of an obligor, changes in economic, social or political conditions that affect a particular type of security, instrument, or obligor, and changes in economic, social or political conditions generally can increase the risk of default by an obligor, which can affect a security’s or other instrument’s credit quality or value and an obligor’s ability to honor its obligations when due. The values of lower-quality debt securities (including debt securities commonly known as "high yield" securities or “junk bonds”), including floating rate loans, tend to be particularly sensitive to these changes. Certain debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. The values of securities or instruments also may decline for a number of other reasons that relate directly to the obligor, such as management performance, financial leverage, and reduced demand for the obligor’s goods and services, as well as the historical and prospective earnings of the obligor and the value of its assets.
extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.
interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase.
Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration.
The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. The U.S.
government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed-income investments when due.
prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security's maturity. In times of declining interest rates, there is a greater likelihood that the Fund's higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of a Fund.
defaulted securities risk:  the significant risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or similar proceedings). Such investments entail high risk and have speculative characteristics.
derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Advisers, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase the Fund’s transaction

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2025
Semi-Annual Financial Statements and Other Information
|
March 31, 2025

costs, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.
equity issuer risk: the risk that the market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.
emerging market country risk: the risk that investing in emerging markets, as compared to foreign developed markets, increases the likelihood that the Fund will lose money, due to more limited information about the issuer and/or the security; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems; fewer investor protections; less regulatory oversight; thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and expropriation, nationalization or other adverse political or economic developments.
ETF related risks:
ActiveShares non-transparent structure risk: For CAPE Only: the Fund is an ETF that is subject to the risks described below. Additionally, because the ETF utilizes the ActiveShares
®
non-transparent ETF structure, it is subject to
additional or enhanced ETF-related risks. Unlike most actively managed ETFs, the Fund does not provide daily disclosure of its portfolio holdings. Instead, the Fund provides a verified intraday indicative value (“ VIIV ”), calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors with an intraday highly-correlated per share value of the Fund that can be compared to the current market price. The VIIV is designed to provide sufficient information to allow for an effective arbitrage mechanism that will keep the market price of the Fund’s shares trading at or close to the underlying NAV per share of the Fund. Shares traded on an intraday basis on an exchange, however, will not have a fixed relationship to the previous day’s or the current day’s
NAV. There is, however, a risk, which may increase during periods of market disruption or volatility, that market prices will vary significantly from the underlying NAV of the Fund. Similarly, because the Fund’s shares trade with reference to a published VIIV, they may trade at a wider bid/ask spread when compared to shares of ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. Although the Fund seeks to benefit from keeping its portfolio information secret, some market participants may attempt to use information, including the VIIV, to identify the Fund’s trading strategy and the securities held by the Fund, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. In the event of a system failure or other interruption, including disruptions involving a limited number of institutional investors (known as “ Authorized Participants "), unaffiliated broker-dealers with which such Authorized Participant has signed an agreement to establish a confidential account for the benefit of such Authorized Participant (an “ AP Representative ”), or market makers, orders to create or redeem Creation Units (as defined below) either may not be executed according to an Authorized Participant’s instructions or may not be executed at all, or an Authorized Participant may not be able to place or change orders. If such an event were to occur, the Fund’s shares may trade in the secondary market at a greater premium or discount to the Fund’s NAV, and investors may pay a greater bid/ask spread to purchase or sell the
Fund’s shares. In addition to risks related to operation of ETFs, the use of this structure exposes the Fund and Fund shareholders to additional risks.
authorized participant concentration risk: For Funds other than semi-transparent ETFs: as an ETF, the Fund issues and redeems shares on a continuous basis at NAV only in a large specified number of shares called a " Creation Unit ."
Only Authorized Participants are authorized to purchase (or create) and redeem shares directly from the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Authorized Participant and AP Representative concentration risk: For CAPE Only: As an ETF, the Fund issues and redeems shares on a continuous basis at NAV only in Creation Units. Only Authorized Participants are authorized to purchase (or create) and redeem shares directly from the Fund. Each of the Fund's Authorized Participants will engage in all creation and redemption activity through an AP Representative. The AP Representative will deliver or receive, on behalf of the Authorized Participant, all consideration to or from the Fund in a creation or redemption.

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2025
AP Representatives have knowledge of the composition of the Fund's portfolio holdings, and are restricted from disclosing such composition, including to the Authorized Participants. As a result of the Fund's use of the
ActiveShares
®
structure for non-transparent ETFs, there may be a more limited number of institutions that are willing to act as Authorized Participants or as AP Representatives.  During times of market stress, Authorized Participants may be more likely to step away from a non-transparent ETF than a traditional ETF. To the extent these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund, or are unavailable to purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other Authorized Participant or AP Representative agrees to create or redeem, or purchase or sell securities, as applicable, the arbitrage mechanism for keeping the market price of Fund shares trading at or close to the Fund’s per share NAV may be impaired, and Fund shares may trade at a premium or discount to NAV and possibly face trading halts and/or delisting. These risks may be more pronounced in volatile markets, particularly where there are significant redemptions in ETFs generally.
secondary market trading risk: as an ETF, shares of the Fund trade on an exchange, the NYSE Arca, Inc. (the
"Exchange"). The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund's shares trading at a premium or discount to NAV.
absence of active market: although the Fund's shares are currently listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund's shares may contribute to the
Fund's shares trading at a premium or discount to NAV.
early close/trading halt/delisting risk: trading in Fund shares may be halted due to market conditions or for other reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. Additionally, an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
The Fund must satisfy various standards established by the Exchange in order to ensure that Fund shares can continue to be listed for trading. There can be no assurance that the requirements of the Exchange necessary to
maintain the listing of the Fund will continue to be met.   For CAPE Only: trading in Fund shares may be halted
due to market conditions or for other reasons that, in the view of the Exchange, make trading in shares of a
Fund inadvisable. Additionally, an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the
Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If at any time securities representing 10% or more of the Fund’s portfolio become subject to a trading halt or otherwise do not have readily available market quotations, the Fund will request that the Exchange halt trading of the Fund’s shares. Further, if there is a discrepancy of sufficient magnitude between the value of the Fund’s portfolio securities as calculated by the Fund’s two calculation engines for
VIIV purposes, the Exchange will have the ability to halt trading of the Fund’s shares. During such trading halts, although the primary VIIV would continue to be calculated and disseminated, investors in the Fund’s shares will not be able to freely trade their shares. Additionally, the Fund must satisfy various other standards established by the Exchange in order to ensure that Fund shares can continue to be listed for trading. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met.
trading in fund shares is subject to expenses: most Fund investors will buy and sell Fund shares on the
Exchange or on another secondary market. When buying or selling shares of the Fund, investors typically will pay brokerage commissions or other charges imposed by brokers as determined by that broker. In addition, secondary market investors will also incur the cost of the difference between the price that a buyer is willing to pay for shares (the "bid" price) and the price at which a seller is willing to sell shares (the "ask" price). This difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread."

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2025
Semi-Annual Financial Statements and Other Information
|
March 31, 2025

fund shares may be sold short: shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with short selling activity.
fund shares may trade at prices other than NAV : shares of the Fund trade on the Exchange at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares fluctuates continuously throughout trading hours in response to relative supply of and demand for Fund shares on the Exchange and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of high redemption requests or other unusual market conditions. Any of these factors, among others, may lead to the fund's shares trading at a premium or discount to NAV. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Fund shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of a shareholder’s investment. During such periods, shareholders may be unable to sell their shares, may pay significantly more than NAV when buying Fund shares, or may receive significantly less than NAV when selling
Fund shares. For CAPE Only: shares of the Fund trade on the Exchange at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares will fluctuate, in some cases materially, throughout trading hours in response to changes in the Fund’s VIIV, the relative supply of and demand for Fund shares on the Exchange and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of high redemption requests or other unusual market conditions. Any of these factors, among others, may lead to the fund's shares trading at a premium or discount to NAV. This risk may be greater for the Fund than for traditional ETFs that disclose their full portfolio holdings on a daily basis.
Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Fund shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of a shareholder’s investment. During such periods, shareholders may be unable to sell their shares, may pay significantly more than NAV when buying Fund shares, or may receive significantly less than NAV when selling Fund shares.
portfolio security trading risk: For CAPE Only : an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain portfolio securities or financial instruments. In such circumstances, the Fund may be unable to engage in Fund portfolio transactions to rebalance its portfolio, may be unable to have its investments accurately priced for purposes of determining its VIIV, and may have difficulty calculating its NAV.
These events may result in losses to shareholders. Any extended trading halt in a portfolio security may exacerbate discrepancies between the VIIV and the underlying NAV of the Fund. If a portfolio security does not have readily available market quotations, e.g., if subject to an extended trading halt, that fact, along with the identity and weighting of that security in the Fund’s VIIV calculation, will be publicly disclosed on the Fund’s website. Trading halts of portfolio securities may have a greater impact on the Fund, as compared with traditional ETFs, due to less frequent dissemination of the Fund’s portfolio holdings.
financial services risk: the risk that an investment in issuers in the financial services sector or transactions with one or more counterparties in the financial services sector may be adversely affected by, among other things: (i) changes in governmental regulation, which may limit both the amounts and the types of loans and other financial commitments financial services companies can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain; (ii) fluctuations, including as a result of interest rate changes or increased competition, in the availability and cost of capital of funds on which the profitability of financial services companies is largely dependent; (iii) deterioration of the credit markets; (iv) credit losses resulting from financial difficulties of borrowers, especially when financial services companies are exposed to non-diversified or concentrated loan portfolios;
(v) financial losses associated with investment activities, especially when financial services companies are exposed to financial leverage; (vi) the risk that any financial services company experiences substantial declines in the valuations of its assets, takes action to raise capital, or ceases operations; (vii) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; (viii) events leading to limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2025
kinds or other similar risks, leading to market-wide liquidity problems; and (ix) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.
focused investment risk: the risk that a fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is, relative to a fund that invests in a more diverse investment portfolio, more susceptible to any single economic, market, political, regulatory or other occurrence. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.
foreign currency risk:  the risk that fluctuations in exchange rates may adversely affect the value of a Fund’s investments denominated in foreign currencies.
foreign investing risk: the risk that investments in foreign securities or in issuers with significant exposure to foreign markets, as compared to investments in U.S. securities or in issuers with predominantly domestic market exposure, may be more vulnerable to economic, political, and social instability and subject to less government supervision, less protective custody practices, lack of transparency, inadequate regulatory and accounting standards, delayed or infrequent settlement of transactions, and non-U.S. taxes. If a Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.
high yield risk:  the risk that debt instruments rated below investment grade or debt instruments that are unrated and of comparable or lesser quality are predominantly speculative. These instruments, commonly known as "junk bonds," have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.
index risk:
For CAPE Only:  although the Adviser has licensed from the Index’s sponsor the right to use the Index as part of implementing the Fund’s principal investment strategies, there can be no guarantee that the Index will be maintained indefinitely or that the Fund will be able to continue to utilize the Index to implement the Fund’s principal investment strategies indefinitely. If the sponsor of the Index ceases to maintain the Index, the Fund no longer has the ability to utilize the Index to implement its principal investment strategies, or other circumstances exist that the Adviser or the Fund’s
Board of Trustees concludes substantially limit the Fund’s ability to create cost-effective synthetic investment exposure to the Index, the Adviser or the Fund’s Board of Trustees may substitute the Index with another index that it chooses in its sole discretion. There can be no assurance that any substitute index so selected will be similar to the Index or will perform in a manner similar to the Index. Unavailability of the Index could affect adversely the ability of the Fund to achieve its investment objective.
For DCMT only: the risk that the portion of the Fund invested in instruments based on an index or basket of commodities or that use an index or basket of commodities as the reference asset may not match or may underperform the return of the index or basket for a number of reasons, including, for example, (i) the performance of derivatives related to an index or basket in which the Fund invests may not correlate with the performance of the index or basket and/or may underperform the index or basket due to transaction costs, fees, or other aspects of the transaction’s pricing; (ii) the Fund may not be able to find counterparties willing to enter into derivative instruments whose returns are based on the return of the index or basket, or the Fund may be unable to find parties who are willing to do so at an acceptable cost or level of risk to the Fund; and (iii) errors may arise in carrying out an index’s methodology, or an index provider may incorrectly report information concerning the index. There can be no guarantee that any index, including the Barclays Index, will be maintained indefinitely or that the Fund will be able to continue to utilize a specific index to implement the Fund’s principal investment strategies indefinitely.

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2025
Semi-Annual Financial Statements and Other Information
|
March 31, 2025

Although the Adviser has licensed the right to use the Barclays Index as part of implementing the Fund’s principal investment strategies, there can be no guarantee that the Barclays will maintain it indefinitely, that the Fund will use the
Barclays Index to implement its principal investment strategies, or that other circumstances will not prevent the Fund from obtaining cost-effective synthetic investment exposure to the Barclays Index. In those or similar conditions, the Adviser or the Fund’s Board may, in its sole discretion and without advance notice to shareholders, license or select another index or basket of commodities to use in implementing the Fund’s principal investment strategies. There can be no assurance that any substitute index or basket so selected will be similar to the Barclays Index or will perform in a manner similar to the
Barclays Index. Unavailability of the Barclays Index could affect adversely the ability of the Fund to achieve its investment objective.
The Barclays Index consists of futures contracts that were selected, in part, on the basis of their historical backwardation in relation to the spot price for the underlying commodity and on carry characteristics, seasonality, momentum, and fundamentals. Any investment exposure tied or related to the Barclays Index is subject to, among other things, the risk that the historical behavior of the futures contracts comprising the Barclays Index may not continue as expected and that the prices of the futures contracts held by the Fund may depreciate.
For DFVE Only:  the risk that the Fund may underperform the return of the Underlying Index for a number of reasons, including, for example, (i) the performance of investments or derivatives related to the Underlying Index may not correlate with the Underlying Index and/or may underperform the Index due to transaction costs, fees, or other aspects of the transaction’s pricing; (ii) the Fund may not be able to find counterparties willing to enter into derivative instruments whose returns are based on the return of the Underlying Index or find parties who are willing to do so at an acceptable cost or level of risk to the Fund; and (iii) errors may arise in carrying out the Underlying Index’s methodology, or the Index Provider may incorrectly report information concerning the Index.
Although the Adviser has licensed from the Index Provider the right to use the Underlying Index as part of implementing the Fund’s principal investment strategies, there can be no guarantee that the Underlying Index will be maintained indefinitely or that the Fund will be able to continue to utilize the Underlying Index to implement the Fund’s principal investment strategies indefinitely. If the Index Provider ceases to maintain the Underlying Index, the Fund no longer has the ability to utilize the Underlying Index to implement its principal investment strategies, or other circumstances exist that the Adviser or the Fund’s Board of Trustees concludes substantially limit the Fund’s ability to gain investment exposure to the Underlying Index, the Adviser or the Fund’s Board of Trustees may substitute the Underlying Index with another index that it chooses in its sole discretion and upon 60 days’ prior written notice to shareholders. There can be no assurance that any substitute index so selected will be similar to the Underlying Index or will perform in a manner similar to the Index.
Unavailability of the Underlying Index could affect adversely the ability of the Fund to achieve its investment objective.
index provider risk: the risk that the Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Fund and its correlation to the Underlying Index. In addition, there is no guarantee that the methodology used by the Index Provider to identify constituents for the Underlying Index will achieve its intended result or positive performance. The Underlying Index relies on various sources of information to assess the potential constituents of the Underlying index, including information that may be based on assumptions or estimates. There is no assurance that the sources of the information are reliable, and the Adviser does not assess the due diligence conducted by the Index
Provider with respect to the data it uses or the index construction and computation processes. Errors in Underlying Index data, computations, or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and/or corrected for a period of time or at all, which may have an adverse impact on the
Fund.
industry concentration risk: the risk that, in following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events;
obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2025
inflation-indexed bond risk: the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by a Fund's portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.
investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any ETFs or money market funds, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of its shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses. To the extent the Advisers determine to invest Fund assets in other investment companies, the Advisers will have an incentive to invest in other investment vehicles sponsored or advised by the Advisers or a related party of the Advisers over investment companies sponsored or managed by others and to maintain such investments once made due to its own financial interest in those products and other business considerations.
large capitalization risk: the risk that investing substantially in issuers in one market capitalization category (large, medium, or small) may adversely affect the Fund because of unfavorable market conditions particularly to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.
The Fund expects to have exposure particularly to larger capitalization issuers through its exposure to the Underlying Index.
large shareholder risk: the risk that certain account holders, including the Advisers or funds or accounts over which the
Advisers (or related parties of the Advisers) have investment discretion, may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by the Advisers (or related parties of the
Advisers), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the
Advisers would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the
Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders. Shareholder redemptions can only be effected in Creation Units.
leveraging risk: the risk that certain investments by a Fund involving leverage may have the effect of increasing the volatility of the value of the Fund's portfolio, and the risk of loss in excess of invested capital.
limited operating history risk: the risk that a Fund that has recently been formed has a limited operating history to evaluate. The Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If the Fund fails to achieve sufficient scale, it may be liquidated.
liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. During periods of substantial market disruption, a large portion of the Fund’s assets could potentially experience significant levels of illiquidity. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.
loan risk: the risk that (i) if the Fund holds a loan through another financial intermediary, or relies on a financial intermediary to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial intermediary; (ii) any collateral securing a loan may be insufficient or unavailable to the Fund, because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and the Fund's rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower's loans or adversely affect the Fund's rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan and the relevant borrower(s); (vi) the use of a particular interest rate benchmark, may limit the Fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level may appreciate less than other instruments in response to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that may be found in loan

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2025
Semi-Annual Financial Statements and Other Information
|
March 31, 2025

agreements, the borrower may default in payment of the loan; (ix) if the Fund invests in loans that contain fewer or less restrictive constraints on the borrower than certain other types of loans (“covenant-lite” loans), it may have fewer rights against the borrowers of such loans, including fewer protections against the possibility of default and fewer remedies in the event of default; (x) the loan is unsecured; (xi) there is a limited secondary market; (xii) transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans; and (xiii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund. The Fund may invest in loans directly or indirectly by investing in shares of another investment company and in either case will be subject to the risks described above.
market capitalization risk: For CAPE Only:  the risk that investing substantially in issuers in one market capitalization category (large, medium or small) may adversely affect the Fund because of unfavorable market conditions particular to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.
market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention or general market conditions, including real or perceived adverse political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, which may only occur in Creation Units. To satisfy such redemptions, the Fund may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Market risk involves the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down. During periods of severe market stress, it is possible that the market for some or all of the Fund’s investments may become highly illiquid. The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets.  The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates.  This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.  Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
models and data risk:  the risk that the quantitative models or related data used in managing the Fund fail to identify profitable opportunities. In addition, failures to properly gather, organize, and analyze large amounts of data or errors in a model or data, or in the application of such models, may result in, among other things, execution and investment allocation failures and investment losses. For example, the models may incorrectly identify opportunities or data used in the construction and application of models may prove to be inaccurate or stale, which may result in misidentified opportunities that may lead to substantial losses for the Fund. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance.
mortgage-backed securities risk:  the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates. A Fund may invest in mortgage-backed securities that are subordinate in their right to receive payment of interest and repayment of principal to other classes of the issuer's securities.

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2025
non-correlation risk: the risk that the Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.
non-diversification risk: the risk that, because a relatively higher percentage of the Fund's assets may be invested in a limited number of issuers, the Fund may be more susceptible to any single economic, political, or regulatory occurrence than a diversified fund investing in a broader range of issuers. A decline in the market value of one of the Fund's investments may affect the Fund's value more than if the Fund were a diversified fund. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code.
operational and information security risks:  an investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in investment losses to a Fund, a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While the Funds seek to minimize such events through controls and oversight, there may still be failures that could cause losses to a Fund.
passive investing risk: Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.
Additionally, the Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the
Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.
portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.
real estate sector risk: the risk that real estate-related investments may decline in value as a result of factors affecting the real estate sector, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local, regional and general market conditions. Along with the risks common to different types of real estate-related investments, real estate investment trusts (“ REITs ”), no matter the type, involve additional risk factors, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code, or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow earned on the property interests they hold.
real estate sector and commercial real estate markets risk:  the risk that commercial real estate-related investments may decline in value as a result of factors affecting the real estate sector (and, in particular, the commercial real estate markets), such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local, regional, and general market conditions. Commercial real estate loans are secured by commercial property and are subject to the risks of delinquency and foreclosure. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily on the successful operation of such property. If a borrower’s net operating income is reduced due to changing national, regional or local economic conditions, changes in business demand, social unrest and civil disturbances, political unrest, global health crises, or other reasons, then the borrower’s ability to repay the loan may be impaired. Tenant mix, success of tenant businesses, property management decisions, property location and conditions, competition from comparable properties, changes in laws that increase operating expenses or limit rents that may be charged, the need to address environmental issues associated with a property, declines in real estate values, increases in interest rates or taxes, and increase in regulatory and compliance costs can all negatively affect returns on investments in commercial real estate.
restricted securities risk: the risk that a Fund may be prevented or limited by law or the terms of an agreement from selling a security (a " restricted security "). To the extent that a Fund is permitted to sell a restricted security, there can be no assurance that a trading market will exist at any particular time, and a Fund may be unable to dispose of the security promptly at reasonable prices or at all. A Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2025
Semi-Annual Financial Statements and Other Information
|
March 31, 2025

securities lending risk: if the Fund lends securities, and the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, there is a risk that the securities will not be available to the Fund on a timely basis. If a borrower defaults and the Fund is not able to recover the securities loaned, the Fund and, indirectly, its shareholders will bear loss to the extent the value of the collateral sold is not equal to the market value of the loaned securities. Loans are secured by collateral consisting of cash or short-term debt obligations and the Fund may invest the cash collateral received (in money market investments or money market funds) and the Fund and its shareholders bears the risk of loss on such reinvestment, including the risk of total loss of such collateral. In addition, as with other extensions of credit, there is the risk of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. While securities are loaned out by the Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income.
These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50%
dividends received deduction for corporations. The costs associated with the Fund’s securities lending activities are not shown in the Fund’s fee table. Engaging in securities lending could have a leveraging effect, which may intensify the other risks associated with investments in the Fund.
securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund allocates a higher percentage of its investment portfolio to a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.
structured products and structured notes risk:  the risk that an investment in a structured product, which includes, among other things, CDOs, mortgage-backed securities, other types of asset-backed securities and certain types of structured notes, may decline in value due to changes in the underlying instruments, indexes, interest rates or other factors on which the product is based (“ reference measure ”). Depending on the reference measure used and the use of multipliers or deflators (if any), changes in interest rates and movement of the reference measure may cause significant price and cash flow fluctuations. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the reference measure, are subject to counterparty risk and typically do not have direct rights against the reference measure. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws and may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity, reducing the Fund’s income and the value of the investment. At a particular point in time, the Fund may be unable to find qualified buyers for these securities. Investments in structured notes involve risks including interest rate risk, credit risk and market risk.
tax risk: in order to qualify as a regulated investment company under the Internal Revenue Code, the Fund must meet requirements regarding, among other things, the source of its income. Certain investments in commodity-related derivatives do not give rise to qualifying income for this purpose, and it is possible that certain investments in other commodity-related instruments, ETFs and other investment pools will not give rise to qualifying income. Any income the
Fund derives from investments in instruments that do not generate qualifying income must be limited to a maximum of
10% of the Fund’s annual gross income. If the Fund were to earn non qualifying income in excess of 10% of its annual gross income, it could fail to qualify as a regulated investment company for that year. If the Fund were to fail to qualify as a regulated investment company, the Fund would be subject to tax and shareholders of the Fund would be subject to the risk of diminished returns.
U.S. government securities risk: the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of
U.S. government securities.
valuation risk: the risk that a Fund will not value its investments in a manner that accurately reflects their market values or that the Fund will not be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund's NAV. The valuation of a Fund's investments involves subjective judgment. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2025
disruptions or extreme market volatility. Incorrect valuations of the Fund's portfolio holdings could result in the Fund's shareholder transactions being effected at a NAV that does not accurately reflect the underlying value of the Fund's portfolio, resulting in the dilution of shareholder interests.
16. Subsequent Events
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined there are no subsequent events that would need to be disclosed in the Funds' financial statements.

Semi-Annual Report
|
March 31, 2025

Form N-CSR – Items 8-11
(Unaudited)
March 31, 2025
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies .
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is included as part of the Financial Statements filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract .
At a meeting held in February 2025 (the “February Meeting”), the Boards of Trustees (collectively, the “Board” or the “Trustees”) of the DoubleLine open-end mutual funds (“mutual funds”), exchange-traded funds (“ETFs”), and closed-end funds (“CEFs”) listed above
(each, a “Fund” and collectively, the “Funds”) approved the continuation of the investment advisory and sub-advisory agreements, as applicable (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”), between DoubleLine and those Funds.
That included approval by the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Funds (the “Independent Trustees”) voting separately. When used in this summary, “DoubleLine”
or “Management” refers to DoubleLine Capital LP, DoubleLine ETF Adviser LP, and/or DoubleLine Alternatives LP, as appropriate in the context.
The Trustees’ determination to approve the continuation of each Advisory Agreement was made on the basis of each Trustee’s business judgment after an evaluation of all of the relevant information provided to the Trustees, including information provided for their consideration at their February Meeting and at meetings held in preparation for the February Meeting with management and representatives of ISS Market Intelligence, an independent third-party provider of investment company data (“ISS MI”), and additional information requested by the Independent Trustees. The Independent Trustees also met with Independent Trustee counsel outside the presence of management prior to the February Meeting to consider the materials and information related to the proposed continuation of the Advisory Agreements.
The Trustees also meet regularly with investment advisory, compliance, risk management, operational, capital markets (with respect to the ETFs) and other personnel from DoubleLine and regularly review detailed information, presented both orally and in writing, regarding the services performed by DoubleLine for the benefit of the Funds, DoubleLine’s investment program for each Fund, the performance of each Fund, the fees and expenses of each Fund, and the operations of each Fund. In considering whether to approve the continuation of the Advisory Agreements, the Trustees took into account information presented to them over the course of the past year and not just that which was provided specifically in relation to the proposed renewal of the Advisory Agreements.
This summary describes a number, but not necessarily all, of the most important factors considered by the Board and the Independent
Trustees. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive or controlling. In all their deliberations, the Independent Trustees were advised by independent counsel.
The Trustees considered the nature, extent, and quality of the services, including the expertise and experience of investment personnel, provided and expected to be provided by DoubleLine to each Fund. In this regard, the Trustees considered that DoubleLine provides a full investment program for each Fund, with a strong emphasis on risk management for the Funds. The Board considered, where applicable, the difficulty of managing debt-related portfolios, noting that managing such portfolios requires a portfolio management team to balance a number of factors, which may include, among others, securities of varying maturities and durations, actual and anticipated interest rate changes and market volatility, prepayments, collateral management, counterparty management, pay-
downs, credit events, workouts, and net new issuances. In their evaluation of the services provided by DoubleLine and the Funds’
contractual relationships with DoubleLine, the Trustees considered generally the long-term performance record of the firm’s portfolio

Form N-CSR – Items 8-11
(Cont.)

DoubleLine ETF Trust
management personnel, including, among others, Mr. Jeffrey Gundlach, and the strong historical investor interest in products managed by DoubleLine.
The Trustees reviewed reports prepared by ISS MI (the “ISS MI Reports”) that compared, among other information, each Fund’s net management fee rate and net total expense ratio (Class I shares with respect to the mutual funds) against the net management fee rate
(with respect to the mutual funds and the closed-end funds) and net total expense ratio of a group of peers selected by ISS MI, and each
Fund’s performance records (Class I shares with respect to the mutual funds) for the one-year, three-year (where applicable), five-year
(where applicable), and ten-year (where applicable) periods ended October 31, 2024, against the performance records of those funds in each Fund’s Morningstar category and the performance of the Fund’s benchmark index. In preparation for the February Meeting, the Independent Trustees met with ISS MI representatives in January 2025 to review the comparative information set out in the ISS MI
Reports, the methodologies used by ISS MI in compiling those reports and selecting the peer groups used within those reports, and the considerations for evaluating the comparative information presented in those reports. The Independent Trustees also considered the information ISS MI provided regarding the challenges ISS MI encountered in selecting or assembling peer groups for certain of the
Funds due to, among other factors, the limited number of possible peer funds with substantially similar principal investment strategies or investment approaches. Where applicable, the Trustees also received information from DoubleLine, including regarding factors to consider in evaluating a Fund’s performance or management fees relative to its peer groups and factors that contributed to the relative underperformance of certain Funds relative to their benchmark indices or the median of their Morningstar categories.
With respect to the mutual funds, the Trustees considered that many of the mutual funds have achieved strong performance relative to the median of their Morningstar categories across all or most of the periods ended October 31, 2024 presented in the ISS MI
Reports. They noted also that other mutual funds have achieved favorable long-term performance relative to the median of their
Morningstar categories for the five-year and/or ten-year (where applicable) periods ended October 31, 2024, notwithstanding, in some cases, more recent periods of relative underperformance. Those Funds included DoubleLine Emerging Markets Local Currency
Bond Fund, DoubleLine Low Duration Bond Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, and DoubleLine
Selective Credit Fund. The Trustees also considered that a number of the mutual funds had achieved strong relative performance more recently, such as over the one-year and/or three-year periods ended October 31, 2024, notwithstanding, in some cases, other periods of short-term or longer-term unfavorable relative performance. Those mutual funds included DoubleLine Total Return Bond Fund and
DoubleLine Income Fund. In each instance where a Fund exhibited relative underperformance over the one-year, three-year, five-year
(as applicable), and/or ten-year (as applicable) periods, the Trustees considered DoubleLine’s explanations for the periods of relative underperformance, including, in the cases of DoubleLine Shiller Enhanced CAPE®, DoubleLine Shiller Enhanced International CAPE®,
DoubleLine Global Bond Fund, DoubleLine Strategic Commodity Fund, and DoubleLine Floating Rate Fund, where product design, investment positioning and/or differences in the Funds’ investment approach relative to their Morningstar categories , among other things, contributed to relative underperformance over different periods. The Trustees also considered that, although the liquidation of the DoubleLine Multi-Asset Trend Fund was expected to take place on or about February 28, 2025, the renewal of applicable advisory and other arrangements for the DoubleLine Multi-Asset Trend Fund was proposed in order to ensure continuity of services to the extent that the liquidation occurs on a date later than currently anticipated.
The Trustees considered the portion of the ISS MI Reports covering the Funds’ net management fees (where applicable) and net total expenses relative to their expense peer groups. The Trustees considered DoubleLine’s pricing policy for its advisory fees and that
DoubleLine does not seek to be a low cost provider, nor does it have a policy to set its advisory fees below the median of a Fund’s peers, but rather seeks to set fees at a competitive level that reflects DoubleLine’s demonstrated significant expertise and experience in the investment strategies that if offers.
The Trustees also considered the relative net management fees and net total expenses of each of the mutual funds. They noted that all but four of the mutual funds had net management fees either below the median of their peer group or within five basis points of the median of their peer group. They noted that, among those four mutual funds, the DoubleLine Total Return Bond Fund had a net total expense ratio within five basis points of the median of its peer group and strong relative performance over recent periods ended
October 31, 2024 shown in the ISS MI reports. In the case of DoubleLine Emerging Markets Fixed Income Fund, the Trustees noted that the Fund outperformed the median of its Morningstar categories over the one-year, three-year, five-year, and ten-year periods. In the case of DoubleLine Strategic Commodity Fund, the Trustees considered that the Fund’s net management fee is higher than the median but is more than four basis points below the highest net management in its peer group. In the case of DoubleLine Infrastructure Income
Fund, the Trustees noted the very limited number of other mutual funds that invest principally in infrastructure-related debt, as well as the information provided by ISS MI regarding challenges it encountered in constructing a peer group of funds with similar principal investment strategies. They noted that all of the mutual funds had net total expense ratios either below the median of their peer groups or within five basis points of the median of their peer groups, with the exception of the DoubleLine Emerging Markets Fixed Income
Fund, DoubleLine Strategic Commodity Fund, and DoubleLine Infrastructure Income Fund. The Trustees discussed with management

(Unaudited)
March 31, 2025
Semi-Annual Report
|
March 31, 2025

the reasons for the high relative total expenses compared to these Funds’ expense peers. In all cases, the Trustees considered each
Fund’s net management fees in light of that Fund’s historical performance net of expenses. The Trustees noted that none of the mutual funds, other than the DoubleLine Infrastructure Income Fund for the reasons noted above, had the highest net management fee in its peer group. The Trustees also noted that DoubleLine’s stated pricing philosophy for its advisory services did not include seeking to be a low-cost service provider. The Trustees considered DoubleLine’s historical belief that the differences between the DoubleLine
Infrastructure Income Fund and DoubleLine Long Duration Total Return Bond Fund and their peers should be considered in evaluating relative performance or net management fees. In light of all of the above and the other factors considered, the Trustees determined, on the basis of all of the information available to them, that each Fund’s fees under its Advisory Agreement were fair and reasonable in light of the nature, extent and quality of services provided by DoubleLine and supported the continuance of the Advisory Agreement for each of the mutual funds.
With respect to the ETFs, the Trustees considered information in the ISS MI Reports regarding the ETFs’ performance records and net total expenses. The Trustees noted that DoubleLine Opportunistic Core Bond ETF and DoubleLine Shiller CAPE® U.S. Equities ETF
commenced investment operations on March 31, 2022, that DoubleLine Commercial Real Estate ETF and DoubleLine Mortgage ETF
commenced investment operations on March 31, 2023, and that DoubleLine Commodity Strategy ETF and DoubleLine Fortune 500
Equal Weight ETF commenced investment operations on January 31, 2024. The Trustees noted that providing each Fund’s portfolio management team sufficient time to establish a more significant performance history supported renewal of those Advisory Agreements.
The Trustees also considered that performance since inception for each ETF was within Management’s expectations and the Trustees considered Management’s explanation of any relative underperformance, including with respect to DoubleLine Commodity Strategy
ETF, DoubleLine Fortune 500 Equal Weight ETF, and DoubleLine Shiller CAPE® U.S. Equities ETF. On the basis of all of these factors, the
Trustees determined that the performance records of the ETFs to date supported the continuance of the Advisory Agreement for each of the ETFs.
The Trustees considered the expenses of the ETFs. The Trustees noted that under the ETFs’ unitary fee structure, DoubleLine, in addition to providing investment management services, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Trustees further noted that under the unitary fee structure, DoubleLine pays substantially all of the operating expenses of the Funds, except for, among other things, the management fees, taxes and transaction costs, distribution fees or expenses, and any extraordinary expenses (such as litigation expenses). The
Trustees considered DoubleLine’s pricing policy for its advisory fees and that DoubleLine does not seek to be a lowest cost provider, nor does it have a policy to set its advisory fees below the median of an ETF’s peers, but rather seeks to set fees at a competitive level that reflects DoubleLine’s demonstrated significant expertise and experience in the investment strategies that if offers.
The Trustees noted that DoubleLine Commercial Real Estate ETF, DoubleLine Fortune 500 Equal Weight ETF, DoubleLine Opportunistic
Core Bond ETF, and DoubleLine Shiller CAPE® U.S. Equities ETF each had a net total expense ratio at or below the median of its peer group. In considering the net total expense ratios of DoubleLine Commodity Strategy ETF and DoubleLine Mortgage ETF, the Trustees
noted that while each Fund had a net total expense ratio that was above the median of its peer group, in each case, there were several peer funds with significantly higher net total expense ratios and that the ETFs’ net total expense ratios were within six basis points of the median of their respective peer group. The Trustees determined, on the basis of all of the information available to them, that each
ETF’s fees under its Advisory Agreement were reasonable in light of the nature, extent and quality of services provided by DoubleLine and supported the continuance of the Advisory Agreement for each of the ETFs.
With respect to the CEFs, the Trustees considered the information in the ISS MI Reports regarding the Funds’ performance records and net management fees and net total expenses, based on each Fund’s net assets (excluding the principal amount of borrowings) and, separately, on each Fund’s total managed assets (including the principal amount of borrowings).
As to DoubleLine Income Solutions Fund (“DSL”), the Trustees noted that the Fund’s net management fees were in the third quartile of its peer group on both a net assets and total managed assets basis, though the Fund’s net total expenses (excluding investment related expenses) was either slightly above (three basis points) or below the median of its expense peer group on those bases. The
Trustees considered DoubleLine’s explanations for the Fund’s longer term relative underperformance with the Fund falling in the fourth quartile of its Morningstar category for the three-year, five-year and ten-year periods ended October 31, 2024 and noted the Fund’s stronger more recent performance, with the Fund performing in the first quartile of its Morningstar category for the one-year period ended October 31, 2024 and the Fund outperforming its benchmark for the one-year, three-year, five-year, and ten-year periods ended
October 31, 2024.
As to DoubleLine Opportunistic Credit Fund (“DBL”), the Trustees noted that DBL’s net management fees were in the third quartile of the Fund’s expense group on a net assets basis and in the fourth quartile of the expense group on a total managed assets basis. The

Form N-CSR – Items 8-11
(Cont.)

DoubleLine ETF Trust
Trustees also noted that DBL’s net total expense ratio (excluding investment-related expenses) was shown in the ISS MI Reports to be in the fourth quartile of the Fund’s expense group on a net assets basis and on a total managed assets basis. The Trustees considered that the Fund’s relative performance had improved recently, with the Fund performing in the second quartile of its Morningstar category for the one-year period ended October 31, 2024, though the Fund had performed in the third quartile for the three- and ten-year periods ended October 31, 2024 and in the fourth quartile for the five-year period ended October 31, 2024. In considering the Fund’s performance, the Trustees noted also that the Fund had outperformed its benchmark index for the one-, three-, five- and ten-year periods shown in the ISS MI Reports.
As to DoubleLine Yield Opportunities Fund (“DLY”), the Trustees considered that the Fund’s relative performance improved for the one-year period ended October 31, 2024, with the Fund performing in the second quartile of its Morningstar category. They noted
that the Fund performed in the third quartile for the three-year period ended October 31, 2024, though it had outperformed its benchmark index over one- and three-year periods ended October 31, 2024. In considering the fees and expenses of the Fund, the
Trustees took into account DoubleLine’s statement that the Fund’s terms at its initial offering differed from many closed-end funds that came to market before it in that DoubleLine, as the Fund’s sponsor, bore all of the Fund’s initial organizational and offering expenses and that the Fund has a limited life, and that funds offered pursuant to such arrangements tend to pay higher advisory fees than funds whose sponsors do not bear those organizational and offering expenses and the related risks. The Trustees considered that ISS MI had developed an expense group comprising Funds with similar fee and expense arrangements, as ISS MI reported that it had done for a number of other fund families. The Trustees noted that the Fund’s net management fees and net total expenses (excluding investment related expenses), though above the medians and in the fourth quartile of its peers on a total managed assets basis, were in the third quartile and within six basis points of the median of its peer group on a net assets basis.
The Trustees noted that each of DSL, DBL, and DLY had employed leverage during some or all of the periods shown in the ISS MI
Reports, and considered information from DoubleLine that they receive quarterly regarding the estimated spread earned in respect of that leverage, after taking into account expenses related to the leverage, including incremental management fees.
For all of the Funds, the Trustees considered that DoubleLine provides a variety of other services to the Funds in addition to investment advisory services, which may include, among others, a number of back-office services, valuation services, derivatives risk management services, compliance services, liquidity monitoring services, certain forms of information technology services (such as internal reporting), assistance with accounting and distribution services, and supervision and monitoring of the Funds’ other service providers.
The Trustees considered DoubleLine’s ongoing efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Trustees also considered the nature and structure of the Funds’ compliance program, including the policies and procedures of the Funds and their various service providers (including DoubleLine). The Trustees considered the quality of those non-
investment advisory services and determined that their quality appeared to support the continuation of the Funds’ arrangements with
DoubleLine.
The Trustees considered information provided by DoubleLine relating to its historical and continuing commitment to hire the necessary personnel and to invest in technology enhancements to support DoubleLine’s ability to provide services to the Funds. The Trustees concluded that it appeared that DoubleLine continued to have sufficient quality and depth of personnel, resources, and investment methods to continue to provide services of the same nature and quality as DoubleLine has historically provided to the Funds.
The Trustees considered materials relating to the fees charged by DoubleLine to non-Fund clients for which DoubleLine employs investment strategies substantially similar to one or more Funds’ investment strategies, including institutional separate accounts advised by DoubleLine and mutual funds for which DoubleLine serves as sub-adviser. The Trustees noted the information DoubleLine provided regarding certain institutional separate accounts advised by it and funds sub-advised by it that are subject to fee schedules that differ from, and are in most cases lower than, the rates paid by a Fund with substantially similar investment strategies. The
Trustees noted DoubleLine’s representations that administrative, compliance, operational, legal, and other burdens of providing investment advice to registered investment companies (mutual funds, ETFs and closed-end funds) exceed in many respects those required to provide advisory services to non-registered investment company clients, such as institutional accounts for retirement or pension plans, which may have differing contractual requirements. The Trustees noted DoubleLine’s representations that DoubleLine also bears substantially greater legal and other responsibilities and risks in managing and sponsoring registered investment companies than in managing private accounts or in sub-advising funds, including registered investment companies, sponsored by others, and that the services and resources required of DoubleLine when it sub-advises registered investment companies by others generally are less extensive than those required of DoubleLine to serve the Funds, because, where DoubleLine serves as a sub-adviser, many of the sponsorship, operational, and compliance responsibilities related to the advisory function are retained by the primary adviser. In respect of the ETFs, the Trustees also noted the substantial financial risks assumed by DoubleLine in respect of each ETF’s unitary fee and that DoubleLine would generally bear, with limited exceptions, any increase in each ETF’s ordinary operating expenses.

(Unaudited)
March 31, 2025
Semi-Annual Report
|
March 31, 2025

The Trustees reviewed information as to general estimates of DoubleLine’s profitability with respect to each Fund, taking into account, among other things, information about both the direct and the indirect benefits to DoubleLine from managing the Funds. The Trustees considered information provided by DoubleLine as to the methods it uses, and the assumptions it makes, in calculating its profitability.
The Trustees considered representations from DoubleLine that its compensation program, which is comprised of several components, including base salary, discretionary bonus and potential equity participation in DoubleLine, enables DoubleLine to attract, retain, and motivate highly qualified and experienced employees. The Trustees noted that DoubleLine was profitable in respect of certain of the
Funds, but noted that in those cases it would be appropriate to consider that profitability in light of various other considerations such as the nature, extent, and quality of the services provided by DoubleLine, the relative long-term performance of the relevant Funds, the consistency of the Funds’ investment operations over time, and the competitiveness of the management fees (as applicable)
and total operating expenses of the Funds. The Trustees separately considered in this respect information provided by DoubleLine regarding its reinvestment in its business to accommodate changing regulatory requirements and to maintain its ability to provide high-quality services to the Funds. The Trustees noted other benefits that could potentially be received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds, including possible ancillary benefits to the Adviser’s retail and institutional investment management businesses due to the reputation and potential market penetration of the Funds.
In their evaluation of economies of scale, the Trustees considered, among other things, the pricing of the Funds and DoubleLine’s reported profitability, and that a number of the mutual funds had achieved significant size, though some of the largest funds have experienced significant outflows more recently. They noted also that none of the Funds have breakpoints in their advisory fee schedules, though the Trustees considered management’s view that the fee schedules for the Funds remained consistent with DoubleLine’s original pricing philosophy of proposing an initial management fee rate that generally, when taking into account expense limitations (where applicable), reflects reasonably foreseeable economies of scale. In this regard, the Trustees noted also that the information provided by ISS MI supported the view that the net management fees of the largest mutual funds remained competitively priced against a peer group that was selected based on, in part, asset size. The Trustees separately noted that DoubleLine had agreed to continue in place the expense limitation arrangements (where applicable) for a number of the mutual funds at current levels for an additional one-
year period, with the prospect of recouping any waived fees or reimbursed expenses at a later date. In evaluating economies of scale more generally, the Trustees also noted ongoing changes to the regulatory environment, which required DoubleLine to re-invest in its business and infrastructure.
With regard to DSL, DBL, and DLY, the Trustees noted that these Funds have not increased in assets significantly from their initial offerings due principally to their status as closed-end investment companies and that there were therefore no substantial increases in economies of scale realized with respect to these Funds since their inception. The Trustees noted DoubleLine’s view that the levels of its profitability in respect of DSL, DBL, and DLY are appropriate in light of the investment it has made in these Funds, the quality of the investment management and other teams provided by it, and its continued investments in its own business.
With regard to the ETFs, the Trustees noted that the ETFs have only recently begun operations and that none of the ETFs has achieved significant scale or scale that exceeded expectations for the ETFs at the time of their launch.
On the basis of these considerations as well as others and in the exercise of their business judgment, the Trustees determined that they were satisfied with the nature, extent, and quality of the services provided to each Fund under its Advisory Agreement(s); that it appeared that the management fees paid by each Fund to DoubleLine were generally within the range of management fees paid by its peer funds, and generally reasonable in light of the services provided, the quality of the portfolio management teams, and each
Fund’s performance to date; that the historical performance records of the Funds, and the factors cited by Management in respect of the underperforming Funds, were consistent with the continuance of the Advisory Agreement(s) for each of the Funds; that the fees paid by each Fund did not appear inappropriate in light of the fee schedules charged to DoubleLine’s other clients with substantially similar investment strategies (where applicable) in light of the differences in the services provided and the risks borne by DoubleLine;
that the profitability of each Fund to DoubleLine did not appear excessive or such as to preclude continuation of the Fund’s Advisory
Agreement(s); that absence of breakpoints in any Fund’s management fee did not render that Fund’s fee unreasonable or inappropriate under the circumstances; and that it would be appropriate to approve each Advisory Agreement for an additional one-year period.
At meetings held in November of 2024 and February of 2025, the Board of Trustees of DoubleLine ETF Trust approved the investment advisory arrangements of DoubleLine Multi-Sector Income ETF and DoubleLine Asset-Backed Securities ETF, respectively.
At the November 2024 meeting of the Board of Trustees (the “Trustees”) of DoubleLine ETF Trust (the “Trust”), the Trustees, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”) voting separately, approved the Investment Management Agreement (the “Multi-Sector Income ETF Advisory
Agreement”) between the Trust, on behalf of DoubleLine Multi-Sector Income ETF (the “Multi-Sector Income ETF”), and DoubleLine
ETF Adviser LP (“ETF Adviser”). At the February 2025 meeting of the Trustees, the Trustees, including the Independent Trustees voting

Form N-CSR – Items 8-11
(Cont.)

DoubleLine ETF Trust
separately, approved the Investment Management Agreement (the “Asset-Backed Securities ETF Advisory Agreement” and together with the Multi-Sector Income ETF Advisory Agreement, each, an “Advisory Agreement” and together, the “Advisory Agreements”)
between the Trust, on behalf of DoubleLine Asset-Backed Securities ETF (“Asset-Backed Securities ETF” and together with the Multi-
Sector Income ETF, each, a “Fund” and together, the “Funds”), and ETF Adviser. This summary describes a number, but not necessarily all, of the most important factors considered by the Trustees and the Independent Trustees. In this summary, the Advisory Agreements are sometimes referred to together as the “Agreements”; ETF Adviser is sometimes referred to as the “Adviser” or “DoubleLine.”
The Trustees considered a wide range of materials, including information provided to the Trustees in connection with their duties as
Trustees of the other exchange-traded funds (“ETFs”) within the Trust and in connection with their consideration of the renewal of the advisory contracts between the ETF Adviser and certain other ETFs within the Trust. The Trustees noted that their deliberations and conclusions were informed, at least in part, by their other recent or contemporaneous deliberations, as well as the information gathered over the course of the year. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive.
In all of their deliberations, the Independent Trustees were advised by independent counsel.
The Trustees’ determination to approve the Agreements was based on an evaluation of all of the information provided to them.
The Trustees noted that the non-fee terms of the Agreements were substantially the same as those of the investment management agreements in effect for the most recently launched ETFs within the Trust. In their evaluation of the services provided by DoubleLine and the Funds’ contractual relationships with DoubleLine, the Trustees considered generally the long-term performance record of the firm’s portfolio management personnel, including among others Mr. Jeffrey Gundlach, managing other products, including mutual funds and ETFs, and the strong investor interest in products managed by DoubleLine.
The Trustees considered that the investment strategy of the Multi-Sector Income ETF would involve flexible asset allocation among various sectors of the fixed income markets and that this investment approach would entail management of assets classes in which other DoubleLine funds invest, including DoubleLine Flexible Income Fund. With respect to the Asset-Backed Securities ETF, the
Trustees considered that the Fund generally will invest at least 80% of its net assets in asset-backed securities (“ABS”) of any kind, an asset class that DoubleLine manages in a number of other mutual funds and ETFs. The Trustees also considered that there are limited to no competitor funds investing primarily in ABS, and the portfolio management team’s significant experience investing in
ABS. With respect to both Funds, the Trustees considered the qualifications, experience, and responsibilities of the proposed portfolio management team of each Fund and other key personnel who would be involved in the day-to-day investment activities of the Funds.
The Trustees considered ETF Adviser’s experience in managing fixed income portfolios and in managing similar products, generally.
The Trustees considered that the Adviser would provide a variety of services to the Funds in addition to investment advisory services, including, among others, a number of back-office services, valuation services, compliance services, liquidity monitoring services, capital markets services, certain forms of information technology services (such as internal reporting), assistance with accounting and distribution services, and supervision and monitoring of the Funds’ other service providers. The Trustees also considered the nature, extent, and structure of the compliance procedures and the trading capabilities of ETF Adviser. The Trustees concluded that it appeared that the Adviser would have, or have available to it, sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures to perform their duties under the proposed Agreements and that the nature, overall quality, and extent of the management services to be provided to each Fund appeared likely to be satisfactory and reliable. They also considered the possible effects of adding additional ETFs to the Trust on the capacities of ETF Adviser.
The Trustees considered the proposed structure and level of the advisory fee to be paid under the Advisory Agreements. The Trustees considered comparative expense information provided by ISS Market Intelligence, an independent third-party provider of investment company data (“ISS MI”). In reviewing the reports prepared by ISS MI (the “ISS MI Reports”), the Trustees also considered each Fund’s unitary fee structure and the structures of the fees of the peers presented for their consideration.
With respect to the Multi-Sector Income ETF, the Trustees noted that the ISS MI Reports indicated that the Fund’s proposed management fee under the Advisory Agreement was at the peer group median. With respect to the Asset-Backed Securities ETF, the Trustees noted
that the ISS MI Reports indicated that the Fund’s proposed management fee under the Advisory Agreement was in the second quartile of the peer group and below the peer group median.
Consistent with general ETF industry practice, the Trustees noted the Funds’ proposed “unitary” fee structure, under which the Adviser would, in addition to providing investment management services, arrange for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Trustees considered that the Adviser would pay all operating expenses of the Funds, except for, among others: ( i ) management fees; (ii) interest expenses; (iii) dividends

(Unaudited)
March 31, 2025
Semi-Annual Report
|
March 31, 2025

and other expenses on securities sold short; (iv) taxes; (v) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (vi) acquired fund fees and expenses; (vii)
accrued deferred tax liabilities; (viii) distribution fees or expenses; and (ix) any extraordinary expenses (such as litigation expenses).
The Trustees reviewed information they had received regarding general estimates of the Adviser’s profitability from managing a new
Fund during the proposed initial term, taking into account among other things information about both the direct and the indirect benefits to the Adviser. The Trustees considered information provided by the Adviser as to the methods it uses, and the assumptions it makes, in estimating and projecting profitability. The Trustees also considered in this regard the Adviser’s significant investment in sponsoring, forming and registering each Fund during its start-up period and the related risks of those activities. The Trustees noted
other benefits that could potentially be received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds, including possible ancillary benefits to the Adviser’s retail and institutional investment management businesses due to the reputation and potential market penetration of the Funds. The Trustees considered DoubleLine’s approach to advisory fees generally, including proposing advisory fees for each Fund designed to cause each Fund to have a competitive fee structure even at low asset levels and that, in DoubleLine’s belief, the proposed advisory fees reflected reasonably foreseeable economies of scale that the Adviser might experience as each Fund’s assets grow at least through the proposed initial term. In light of all of the information evaluated, including relevant information received from the Adviser in prior meetings concerning other funds within the Trust, the Trustees concluded that the Adviser’s profit from managing the Funds would likely not be excessive during the proposed initial term.
On the basis of these considerations and others and in the exercise of their business judgment, the Trustees determined to approve the
Agreements for the proposed initial term.

March 31, 2025
Investment Advisers:
DoubleLine ETF Adviser LP and DoubleLine Alternatives LP
2002 North Tampa Street, Suite 200
Tampa, FL 33602
Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Administrator and Transfer Agent:
JP Morgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Custodian:
JP Morgan Chase Bank, N.A.
383 Madison Avenue
New York, NY 10017
Independent Registered Public Accounting Firm:
Deloitte & Touche LLP
695 Town Center Drive, Suite 100
Costa Mesa, CA 92626
Legal Counsel:
Ropes & Gray LLP
1121 Avenue of the Americas
New York, NY 10036
Contact Information:
doubleline.com
(855) 937-0772
DL-SARFINANCIALS-ETF
DoubleLine | | 2002 North Tampa Street, Suite 200 | | Tampa, FL 33602 | | (813) 791-7333
ETFinfo@doubleline.com | | www.doubleline.com

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)   The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19. Exhibits.

(a)(1)      Code of Ethics – Not required for this filing.

(a)(2)      Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto. ex99cert.docx

(a)(4)      Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable.

(a)(5)      There has been no change to the Registrant’s independent public accountant during the reporting period.

(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto. ex99906cert.docx
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DoubleLine ETF Trust

By:         /s/ Ronald Redell
Ronald R. Redell
President and Principal Executive Officer
May 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Ronald Redell
Ronald R. Redell
President and Principal Executive Officer
May 30, 2025

By:
/s/ Henry Chase
Henry V. Chase
Treasurer and Principal Financial and Accounting Officer
May 30, 2025